SCHWABFUNDS-Registered TradeMark-




                      SCHWAB EQUITY
                      INDEX FUNDS-TradeMark-



                      - SCHWAB S&P 500 FUND

                      - SCHWAB 1000 FUND-Registered TradeMark-

                      - SCHWAB SMALL-CAP
                        INDEX FUND-Registered TradeMark-

                      - SCHWAB INTERNATIONAL
                        INDEX FUND-Registered TradeMark-



                    Semiannual Report
                    April 30, 1999

SCHWAB EQUITY INDEX FUNDS

We are pleased to bring you this semiannual report for the Schwab Equity Index Funds (the Funds) for the six-month period ended April 30, 1999. This report includes the following four Funds and all classes-- Investor Shares, e.Shares-TM- and Select Shares:-TM-

  - Schwab S&P 500 Fund

  - Schwab 1000 Fund-Registered Trademark-

  - Schwab Small-Cap Index Fund-Registered Trademark-

  - Schwab International Index Fund-Registered Trademark-

As covered in their respective sections of this report, all the Funds achieved their primary objectives of tracking or matching the price and dividend performance of their benchmark indices during the reporting period. In addition, the Funds also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results.

FUND LISTINGS

The Funds are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading
SCHWABFUNDS:-Registered Trademark-

   NEWSPAPER LISTING      SYMBOL
S&P e                     SWPEX
S&P Inv                   SWPIX
S&P Sel                   SWPPX
1000 Inv r                SNXFX
1000 Sel                  SNXSX
SmCp Inv                  SWSMX
Sm Cp Sel                 SWSSX
Intl Inv r                SWINX
Intl Sel                  SWISX

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Every Investor Should Know                    2
----------------------------------------------------
Market Overview                                    4
----------------------------------------------------
Schwab S&P 500 Fund
  FUND PERFORMANCE                                 8
  PORTFOLIO SNAPSHOT                              12
----------------------------------------------------
Schwab 1000 Fund
  FUND PERFORMANCE                                14
  PORTFOLIO SNAPSHOT                              18
----------------------------------------------------
Schwab Small-Cap Index Fund
  FUND PERFORMANCE                                20
  PORTFOLIO SNAPSHOT                              24
----------------------------------------------------
Schwab International Index Fund
  FUND PERFORMANCE                                26
  PORTFOLIO SNAPSHOT                              30
----------------------------------------------------
The Portfolio Management Team                     32
----------------------------------------------------
Fund Discussion                                   33
----------------------------------------------------
Glossary                                          41
----------------------------------------------------
Financial Statements and Notes                    42
----------------------------------------------------

S&P 500-REGISTERED TRADEMARK- IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE BY THE SCHWAB CAPITAL TRUST. THE SCHWAB S&P 500 FUND IS NOT SPONSORED, SOLD OR PROMOTED BY STANDARD &
POOR'S,-REGISTERED TRADEMARK- AND THEY MAKE NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND.

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have been subject to sharp drops and big recoveries, sometimes within the same day. After enjoying near-perfect market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of this recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All this serves to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. You've already taken an important step in building a portfolio that can help you meet your future goals. On the following pages, we've provided guidelines to help ensure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

NEW INVESTMENT OPPORTUNITY TO CONSIDER

If you're looking for an investment that covers all the corners of the U.S. stock market, consider Schwab's newest offering, the Schwab Total Stock Market Index Fund.-TM- The Fund seeks to track the performance of the U.S. stock market as measured by the Wilshire 5000 Index, the broadest measure of domestic stock market performance available. The end result: Fund investors can benefit from exposure to U.S. companies of all types and all sizes--all in a single, low-cost investment. For more information, including a prospectus that details the Fund's management fees and expenses, please call us at 800-435-4000. Please read the prospectus carefully before investing.

The support of investors like you has helped SchwabFunds-Registered Trademark-become one of the largest and fastest-growing mutual fund families in the nation. SchwabFunds' Investment Adviser, Charles Schwab Investment Management, Inc. (CSIM), now manages more than $90 billion in assets on behalf of approximately 3.5 million shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us and we'll continue to provide investors with smart, high-quality, cost-efficient investment solutions. As always, feel free to contact us if you have any questions.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
April 30, 1999

 THE YEAR 2000 AND EURO CONVERSION ISSUES

  Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000, and the conversion of certain European currencies to the euro, which began on January 1, 1999. The Investment Adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the Investment Adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund can help reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

But remember that diversification ACROSS asset classes can be just as important as diversification WITHIN one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their exposure across different stock market segments--such as large-cap and small-cap U.S. stocks and international stocks, which have tended to move with less-than-perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

REGULAR INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                    No. of
                           Fixed                    Shares
                        Investment   Share Price   Purchased
-------------------------------------------------------------
Month 1                       $400          $10           40
-------------------------------------------------------------
Month 2                       $400           $8           50
-------------------------------------------------------------
Month 3                       $400           $5           80
-------------------------------------------------------------
Month 4                       $400           $8           50
-------------------------------------------------------------
Month 5                       $400          $10           40
-------------------------------------------------------------
Totals                      $2,000          $41          260
-------------------------------------------------------------

AVERAGE SHARE PRICE ($41 DIVIDED BY 5 periods):        $8.20
YOUR AVERAGE COST BASIS
  ($2,000 DIVIDED BY 260 shares):                      $7.69
PER-SHARE ADVANTAGE:                                   $0.51

 This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3, when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

  SCHWAB'S 10 INVESTING PRINCIPLES

   1. START WITH THE BASICS FOR LONG-TERM INVESTING.

   2. GET STARTED NOW!

   3. KNOW YOURSELF.

   4. INVEST IN THE STOCK MARKET FOR GROWTH.

   5. TAKE A LONG-TERM VIEW.

   6. BUILD A DIVERSIFIED PORTFOLIO.

   7. CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

   8. MINIMIZE YOUR EXPENSES.

   9. STAY ON TRACK.

  10. BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic: You don't have to think about it, and you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis-- additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in MONEYLINK,-Registered Trademark- Schwab's electronic transfer service, to automatically transfer money to your Schwab account.

With MoneyLink, you can arrange to regularly and automatically transfer money between your bank account and your Schwab account. It's a convenient way to build your investment over time.

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to purchase in both up and down markets. Over the long term, however, dollar-cost averaging may help to smooth out volatility caused by shortterm market trends. For more information, please call us at 800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds.-Registered Trademark- In addition to our automated methods that allow you to invest or transfer money to your Schwab account on a regular basis, you can also invest through our Web site at www.schwab.com; through our automated touch-tone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922; or in person at any of our nationwide branches.

 KEEPING YOU INFORMED

  You can find a wealth of information about our investment philosophy and Funds, as well, as about the market and economic environments, at our Web site: www.schwab.com/schwabfunds.

(1) Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion with a strong real growth rate of 4.3% during 1998 and 4.1% during the first quarter of 1999--a rate well in excess of the Federal Reserve's estimate of the long-term maximum sustainable non-inflationary growth rate. The first quarter marked the thirty-second consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending leveraged by record domestic stock market levels and its associated wealth effect continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   REAL GDP GROWTH RATE
QUARTERLY PERCENTAGE CHANGE
     (ANNUALIZED RATE)
Q1 1990                                     3.9%
Q2 1990                                     1.2%
Q3 1990                                    -1.9%
Q4 1990                                    -4.0%
Q1 1991                                    -2.1%
Q2 1991                                     1.8%
Q3 1991                                     1.0%
Q4 1991                                     1.0%
Q1 1992                                     4.7%
Q2 1992                                     2.5%
Q3 1992                                     3.0%
Q4 1992                                     4.3%
Q1 1993                                     0.1%
Q2 1993                                     2.0%
Q3 1993                                     2.1%
Q4 1993                                     5.3%
Q1 1994                                     3.0%
Q2 1994                                     4.7%
Q3 1994                                     1.8%
Q4 1994                                     3.6%
Q1 1995                                     1.7%
Q2 1995                                     0.4%
Q3 1995                                     3.3%
Q4 1995                                     2.8%
Q1 1996                                     3.3%
Q2 1996                                     6.1%
Q3 1996                                     2.1%
Q4 1996                                     4.2%
Q1 1997                                     4.2%
Q2 1997                                     4.0%
Q3 1997                                     4.2%
Q4 1997                                     3.0%
Q1 1998                                     5.5%
Q2 1998                                     1.8%
Q3 1998                                     3.7%
Q4 1998                                     6.0%
Q1 1999                                     4.1%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer spending and confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Although an ongoing concern, the impact of international economic problems on the U.S. economy has been less severe than many originally predicted. Going forward, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

After declining to 4.2% in March--the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in April. Labor markets continue to be extremely tight, growth in the labor force has slowed, and there continues to be concern that wage increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the facing page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.6%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.1%
Jun-94                             6.1%
Jul-94                             6.3%
Aug-94                             6.0%
Sep-94                             5.8%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.5%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.3%
Apr-95                             5.8%
May-95                             5.8%
Jun-95                             5.6%
Jul-95                             5.6%
Aug-95                             5.7%
Sep-95                             5.6%
Oct-95                             5.5%
Nov-95                             5.7%
Dec-95                             5.6%
Jan-96                             5.6%
Feb-96                             5.5%
Mar-96                             5.6%
Apr-96                             5.5%
May-96                             5.6%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.1%
Sep-96                             5.2%
Oct-96                             5.2%
Nov-96                             5.3%
Dec-96                             5.4%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.1%
Apr-97                             5.0%
May-97                             4.7%
Jun-97                             5.0%
Jul-97                             4.7%
Aug-97                             4.9%
Sep-97                             4.7%
Oct-97                             4.7%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.5%
Feb-98                             4.6%
Mar-98                             4.6%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.5%
Oct-98                             4.5%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Despite a surprisingly high Consumer Price Index (CPI) report for April (a 0.7% increase for the month), price inflation continued to remain well contained. The CPI rose just 2.3% for the year ended April 1999. Its core rate (which excludes the more volatile food and energy components) rose 2.2%. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years. The markets reacted nervously following the April CPI report, not knowing whether it represented an aberration or the beginning of a trend.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing 3.0% for the year ended March 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MEASURES OF INFLATION
                       QUARTERLY EMPLOYMENT COST INDEX   MONTHLY CONSUMER PRICE INDEX
Jan-90                                             5.5%                          5.2%
Feb-90                                             5.5%                          5.3%
Mar-90                                             5.5%                          5.2%
Apr-90                                             5.4%                          4.7%
May-90                                             5.4%                          4.4%
Jun-90                                             5.4%                          4.7%
Jul-90                                             5.2%                          4.8%
Aug-90                                             5.2%                          5.6%
Sep-90                                             5.2%                          6.2%
Oct-90                                             4.9%                          6.3%
Nov-90                                             4.9%                          6.3%
Dec-90                                             4.9%                          6.1%
Jan-91                                             4.6%                          5.7%
Feb-91                                             4.6%                          5.3%
Mar-91                                             4.6%                          4.9%
Apr-91                                             4.6%                          4.9%
May-91                                             4.6%                          5.0%
Jun-91                                             4.6%                          4.7%
Jul-91                                             4.3%                          4.4%
Aug-91                                             4.3%                          3.8%
Sep-91                                             4.3%                          3.4%
Oct-91                                             4.3%                          2.9%
Nov-91                                             4.3%                          3.0%
Dec-91                                             4.3%                          3.1%
Jan-92                                             4.0%                          2.6%
Feb-92                                             4.0%                          2.8%
Mar-92                                             4.0%                          3.2%
Apr-92                                             3.6%                          3.2%
May-92                                             3.6%                          3.0%
Jun-92                                             3.6%                          3.1%
Jul-92                                             3.5%                          3.2%
Aug-92                                             3.5%                          3.1%
Sep-92                                             3.5%                          3.0%
Oct-92                                             3.5%                          3.2%
Nov-92                                             3.5%                          3.0%
Dec-92                                             3.5%                          2.9%
Jan-93                                             3.5%                          3.3%
Feb-93                                             3.5%                          3.2%
Mar-93                                             3.5%                          3.1%
Apr-93                                             3.6%                          3.2%
May-93                                             3.6%                          3.2%
Jun-93                                             3.6%                          3.0%
Jul-93                                             3.6%                          2.8%
Aug-93                                             3.6%                          2.8%
Sep-93                                             3.6%                          2.7%
Oct-93                                             3.5%                          2.8%
Nov-93                                             3.5%                          2.7%
Dec-93                                             3.5%                          2.7%
Jan-94                                             3.2%                          2.5%
Feb-94                                             3.2%                          2.5%
Mar-94                                             3.2%                          2.5%
Apr-94                                             3.2%                          2.4%
May-94                                             3.2%                          2.3%
Jun-94                                             3.2%                          2.5%
Jul-94                                             3.2%                          2.8%
Aug-94                                             3.2%                          2.9%
Sep-94                                             3.2%                          3.0%
Oct-94                                             3.0%                          2.6%
Nov-94                                             3.0%                          2.7%
Dec-94                                             3.0%                          2.7%
Jan-95                                             2.9%                          2.8%
Feb-95                                             2.9%                          2.9%
Mar-95                                             2.9%                          2.9%
Apr-95                                             2.9%                          3.1%
May-95                                             2.9%                          3.2%
Jun-95                                             2.9%                          3.0%
Jul-95                                             2.7%                          2.8%
Aug-95                                             2.7%                          2.6%
Sep-95                                             2.7%                          2.5%
Oct-95                                             2.7%                          2.8%
Nov-95                                             2.7%                          2.6%
Dec-95                                             2.7%                          2.5%
Jan-96                                             2.8%                          2.7%
Feb-96                                             2.8%                          2.7%
Mar-96                                             2.8%                          2.8%
Apr-96                                             2.9%                          2.9%
May-96                                             2.9%                          2.9%
Jun-96                                             2.9%                          2.8%
Jul-96                                             2.8%                          3.0%
Aug-96                                             2.8%                          2.9%
Sep-96                                             2.8%                          3.0%
Oct-96                                             2.9%                          3.0%
Nov-96                                             2.9%                          3.3%
Dec-96                                             2.9%                          3.3%
Jan-97                                             2.9%                          3.0%
Feb-97                                             2.9%                          3.0%
Mar-97                                             2.9%                          2.8%
Apr-97                                             2.8%                          2.5%
May-97                                             2.8%                          2.2%
Jun-97                                             2.8%                          2.3%
Jul-97                                             3.0%                          2.2%
Aug-97                                             3.0%                          2.2%
Sep-97                                             3.0%                          2.2%
Oct-97                                             3.3%                          2.1%
Nov-97                                             3.3%                          1.8%
Dec-97                                             3.3%                          1.7%
Jan-98                                             3.3%                          1.6%
Feb-98                                             3.3%                          1.4%
Mar-98                                             3.3%                          1.4%
Apr-98                                             3.5%                          1.4%
May-98                                             3.5%                          1.7%
Jun-98                                             3.5%                          1.7%
Jul-98                                             3.5%                          1.7%
Aug-98                                             3.7%                          1.6%
Sep-98                                             3.7%                          1.5%
Oct-98                                             3.4%                          1.5%
Nov-98                                             3.4%                          1.5%
Dec-98                                             3.4%                          1.6%
Jan-99                                             3.0%                          1.7%
Feb-99                                             3.0%                          1.6%
Mar-99                                             3.0%                          1.7%
Apr-99                                                                           2.3%
Source: BLOOMBERG L.P.

Although price inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and a strong 3.5% annualized rate in the first quarter of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

Following a sharp correction in July and August, the domestic equities market rallied strongly during the six-month reporting period ended April 30, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TOTAL RETURN PERFORMANCE
GROWTH OF A $1 INVESTMENT
                           MSCI-EAFE (ND) INDEX    S&P 500 INDEX   RUSSELL 2000 SMALL-CAP INDEX    LEHMAN AGGREGATE BOND INDEX
Oct-98                             $1.00              $1.00                   $1.00                          $1.00
Nov-98                             $1.05              $1.06                   $1.05                          $1.01
Dec-98                             $1.09              $1.12                   $1.12                          $1.01
Jan-99                             $1.09              $1.17                   $1.13                          $1.02
Feb-99                             $1.06              $1.13                   $1.04                          $1.00
Mar-99                             $1.11              $1.18                   $1.06                          $1.00
Apr-99                             $1.15              $1.22                   $1.15                          $1.01
COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest-performing asset class, achieving a total return of 22.31% for the six-month period. Even within the S&P 500, the strongest performance was concentrated in the very largest stocks. Small-cap stocks, as represented by the Russell 2000-Registered Trademark- Index, also experienced a strong total return of 15.16%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the Morgan Stanley Capital International Europe,

Australasia, Far East (MSCI-EAFE)-Registered Trademark- Index, experienced a positive total return of 15.28% for the six-month reporting period.

Reflecting the moderate rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 0.69% for the six-month reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached new record highs during the reporting period and ended the period at a lofty 33.9 times earnings, more than twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earnings potential. Based on other traditional market valuation measures, such as price/book (P/B) ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 PRICE/EARNINGS RATIO

Jan-90                            14.37
Feb-90                            14.21
Mar-90                            14.77
Apr-90                            14.82
May-90                            15.84
Jun-90                            16.66
Jul-90                            16.65
Aug-90                            15.57
Sep-90                             14.9
Oct-90                            14.36
Nov-90                            14.59
Dec-90                            15.19
Jan-91                            14.95
Feb-91                            16.82
Mar-91                            17.48
Apr-91                            17.85
May-91                            17.92
Jun-91                            17.96
Jul-91                            18.07
Aug-91                            19.72
Sep-91                            19.88
Oct-91                            19.92
Nov-91                            21.02
Dec-91                            21.85
Jan-92                            23.35
Feb-92                            23.83
Mar-92                            25.45
Apr-92                            25.51
May-92                            25.71
Jun-92                            25.08
Jul-92                            25.61
Aug-92                             25.5
Sep-92                            24.37
Oct-92                            23.94
Nov-92                            24.08
Dec-92                            24.01
Jan-93                             24.2
Feb-93                            24.25
Mar-93                            24.22
Apr-93                             23.2
May-93                            23.21
Jun-93                            22.58
Jul-93                            22.52
Aug-93                            23.02
Sep-93                            23.74
Oct-93                            23.97
Nov-93                            22.55
Dec-93                            23.55
Jan-94                            22.98
Feb-94                            21.17
Mar-94                            20.34
Apr-94                             20.1
May-94                            20.16
Jun-94                            19.76
Jul-94                            18.64
Aug-94                             18.9
Sep-94                            18.26
Oct-94                            17.55
Nov-94                            16.58
Dec-94                            16.98
Jan-95                            16.23
Feb-95                             16.2
Mar-95                             16.5
Apr-95                            16.02
May-95                            16.43
Jun-95                            16.82
Jul-95                            16.55
Aug-95                            16.18
Sep-95                            16.86
Oct-95                            16.18
Nov-95                            17.14
Dec-95                            17.41
Jan-96                            18.11
Feb-96                            18.56
Mar-96                            18.94
Apr-96                            19.16
May-96                            19.48
Jun-96                             19.3
Jul-96                            18.31
Aug-96                            18.62
Sep-96                            19.75
Oct-96                             19.6
Nov-96                            21.05
Dec-96                             20.7
Jan-97                            20.55
Feb-97                            20.98
Mar-97                            19.87
Apr-97                            20.24
May-97                            21.43
Jun-97                            22.45
Jul-97                            23.92
Aug-97                            22.64
Sep-97                               24
Oct-97                            22.84
Nov-97                            24.02
Dec-97                            24.51
Jan-98                            24.99
Feb-98                            26.44
Mar-98                            27.76
Apr-98                            26.51
May-98                            26.12
Jun-98                            27.09
Jul-98                            26.78
Aug-98                            22.77
Sep-98                            24.23
Oct-98                            27.58
Nov-98                            30.14
Dec-98                            31.97
Jan-99                            33.29
Feb-99                            32.65
Mar-99                            33.78
Apr-99                             33.9
30-Year Average                   15.26
Source: BLOOMBERG L.P.

TREASURY YIELDS

Following an extended period of falling interest rates that began with the market's response to developing international economic problems in the second quarter of 1997, both long-term and intermediate-term rates reversed course and began to trend upward in October 1998. Scaled-back concerns about the impact of international economic problems and continued strong growth of the domestic economy, with no evidence that it will slow soon, were the primary drivers of the reversal of the downward trend in rates.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS
                                                    30-YEAR TREASURY  FIVE-YEAR TREASURY
                                                       BOND YIELD         NOTE YIELD
11/2/98                                                        5.24%               4.40%
11/3/98                                                        5.22%               4.37%
11/4/98                                                        5.33%               4.48%
11/5/98                                                        5.36%               4.49%
11/6/98                                                        5.39%               4.59%
11/9/98                                                        5.29%               4.54%
11/10/98                                                       5.29%               4.50%
11/11/98                                                       5.29%               4.50%
11/12/98                                                       5.25%               4.47%
11/13/98                                                       5.25%               4.50%
11/16/98                                                       5.29%               4.57%
11/17/98                                                       5.29%               4.57%
11/18/98                                                       5.25%               4.58%
11/19/98                                                       5.24%               4.62%
11/20/98                                                       5.22%               4.60%
11/23/98                                                       5.25%               4.62%
11/24/98                                                       5.22%               4.62%
11/25/98                                                       5.19%               4.63%
11/26/98                                                       5.19%               4.63%
11/27/98                                                       5.16%               4.59%
11/30/98                                                       5.06%               4.48%
12/1/98                                                        5.04%               4.41%
12/2/98                                                        5.02%               4.32%
12/3/98                                                        5.00%               4.26%
12/4/98                                                        5.04%               4.39%
12/7/98                                                        5.03%               4.44%
12/8/98                                                        4.99%               4.38%
12/9/98                                                        4.98%               4.36%
12/10/98                                                       4.96%               4.32%
12/11/98                                                       5.02%               4.39%
12/14/98                                                       4.99%               4.33%
12/15/98                                                       5.03%               4.39%
12/16/98                                                       4.99%               4.29%
12/17/98                                                       5.01%               4.35%
12/18/98                                                       5.00%               4.36%
12/21/98                                                       5.06%               4.44%
12/22/98                                                       5.14%               4.51%
12/23/98                                                       5.18%               4.64%
12/24/98                                                       5.21%               4.71%
12/25/98                                                       5.22%               4.71%
12/28/98                                                       5.15%               4.63%
12/29/98                                                       5.10%               4.57%
12/30/98                                                       5.09%               4.53%
12/31/98                                                       5.10%               4.54%
1/1/99                                                         5.10%               4.54%
1/4/99                                                         5.15%               4.56%
1/5/99                                                         5.21%               4.62%
1/6/99                                                         5.16%               4.57%
1/7/99                                                         5.22%               4.63%
1/8/99                                                         5.27%               4.73%
1/11/99                                                        5.31%               4.79%
1/12/99                                                        5.22%               4.67%
1/13/99                                                        5.13%               4.56%
1/14/99                                                        5.06%               4.46%
1/15/99                                                        5.11%               4.55%
1/18/99                                                        5.12%               4.55%
1/19/99                                                        5.15%               4.61%
1/20/99                                                        5.17%               4.64%
1/21/99                                                        5.13%               4.56%
1/22/99                                                        5.08%               4.52%
1/25/99                                                        5.12%               4.55%
1/26/99                                                        5.13%               4.58%
1/27/99                                                        5.13%               4.55%
1/28/99                                                        5.11%               4.56%
1/29/99                                                        5.09%               4.55%
2/1/99                                                         5.18%               4.64%
2/2/99                                                         5.24%               4.70%
2/3/99                                                         5.25%               4.73%
2/4/99                                                         5.29%               4.79%
2/5/99                                                         5.35%               4.86%
2/8/99                                                         5.34%               4.84%
2/9/99                                                         5.30%               4.80%
2/10/99                                                        5.37%               4.82%
2/11/99                                                        5.37%               4.84%
2/12/99                                                        5.42%               4.96%
2/15/99                                                        5.43%               4.98%
2/16/99                                                        5.34%               4.94%
2/17/99                                                        5.31%               4.90%
2/18/99                                                        5.38%               4.97%
2/19/99                                                        5.39%               4.99%
2/22/99                                                        5.36%               4.94%
2/23/99                                                        5.43%               5.04%
2/24/99                                                        5.51%               5.12%
2/25/99                                                        5.65%               5.29%
2/26/99                                                        5.58%               5.22%
3/1/99                                                         5.67%               5.31%
3/2/99                                                         5.61%               5.23%
3/3/99                                                         5.70%               5.29%
3/4/99                                                         5.70%               5.31%
3/5/99                                                         5.60%               5.22%
3/8/99                                                         5.59%               5.19%
3/9/99                                                         5.53%               5.10%
3/10/99                                                        5.55%               5.12%
3/11/99                                                        5.56%               5.12%
3/12/99                                                        5.53%               5.06%
3/15/99                                                        5.52%               5.06%
3/16/99                                                        5.48%               5.02%
3/17/99                                                        5.51%               5.04%
3/18/99                                                        5.49%               5.01%
3/19/99                                                        5.56%               5.08%
3/22/99                                                        5.57%               5.12%
3/23/99                                                        5.54%               5.05%
3/24/99                                                        5.53%               5.06%
3/25/99                                                        5.59%               5.10%
3/26/99                                                        5.59%               5.08%
3/29/99                                                        5.64%               5.13%
3/30/99                                                        5.58%               5.05%
3/31/99                                                        5.63%               5.10%
4/1/99                                                         5.67%               5.14%
4/2/99                                                         5.60%               5.05%
4/5/99                                                         5.59%               5.05%
4/6/99                                                         5.52%               4.99%
4/7/99                                                         5.50%               5.01%
4/8/99                                                         5.44%               4.94%
4/9/99                                                         5.46%               4.96%
4/12/99                                                        5.45%               4.96%
4/13/99                                                        5.49%               5.00%
4/14/99                                                        5.51%               5.03%
4/15/99                                                        5.53%               5.06%
4/16/99                                                        5.57%               5.11%
4/19/99                                                        5.52%               5.03%
4/20/99                                                        5.51%               5.03%
4/21/99                                                        5.52%               5.08%
4/22/99                                                        5.60%               5.13%
4/23/99                                                        5.60%               5.14%
4/26/99                                                        5.58%               5.11%
4/27/99                                                        5.54%               5.10%
4/28/99                                                        5.58%               5.14%
4/29/99                                                        5.53%               5.08%
4/30/99                                                        5.66%               5.21%
Source: BLOOMBERG L.P.

INTERNATIONAL PERFORMANCE

The MSCI-EAFE-Registered Trademark- Index gained 15.28% in U.S. dollar terms (excluding reinvested dividends) during the six-month reporting period. In local currency terms, it gained 22.39%, reflecting the relative weakness of most foreign currencies during the period.

With the exception of Austria, Denmark and Belgium, all of the MSCI-EAFE component countries had positive returns for the period. In particular, many of the Asian countries reversed their severe declines to post strong returns. The strongest-performing countries for the period were Singapore, Finland and New Zealand.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MSCI-EAFE COUNTRY RETURNS
SIX MONTHS ENDED 4/30/99

      Singapore           53.54%
      Finland             47.33%
      New Zealand         30.43%
      Japan               26.47%
      Hong Kong           25.64%
      Australia           23.83%
      Sweden              19.34%
      Ireland             18.49%
      United Kingdom      15.38%
      Netherlands         11.88%
      Italy               11.68%
      France              10.65%
      Norway               4.39%
      Germany              3.58%
      Spain                2.47%
      Switzerland          0.52%
      Austria             -1.27%
      Denmark             -3.22%
      Belgium             -3.84%
Source: DATASTREAM

  This market overview has been provided by the portfolio management team.

SCHWAB S&P 500 FUND-INVESTOR SHARES AND E.SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                         SINCE
                                                                  SIX                  INCEPTION
                                                               MONTHS(1)   ONE YEAR     (5/1/96)
--------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-INVESTOR SHARES(2)                            22.13%      21.34%       28.42%
--------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-E.SHARES(2)                                   22.09%      21.38%       28.54%
--------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                               22.31%      21.83%       29.07%
--------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                        0.18%       0.49%        0.65%
--------------------------------------------------------------------------------------------------
Index Tracking Differential-e.Shares                               0.22%       0.45%        0.53%
--------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 27.02%, 17.98% and 27.67%, respectively, for the Investor Shares and 27.05%, 18.02% and 27.81%, respectively, for the e.Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 26.79%, 17.56% and 27.27%, respectively, for the Investor Shares and 26.87%, 17.71% and 27.13%, respectively, for the e.Shares as of 3/31/99.

TAX-SMART INVESTMENT STRATEGY

The Schwab S&P 500 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the one-year performance of the Schwab S&P 500 Fund-Investor Shares.

ONE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

                                                                BEFORE      AFTER     % LOST TO
                                                                  TAX      TAX(3)       TAXES
-------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Investor Shares(4)                            21.34%     20.92%        (1.97)%
-------------------------------------------------------------------------------------------------
Average Large-Cap Fund(5)                                         17.32%     13.51%       (22.00)%
-------------------------------------------------------------------------------------------------

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.35% and 0.28%, respectively, for the Investor Shares and the e.Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 21.92%, 20.97% and 28.02%, respectively, for the Investor Shares and 21.95%, 21.09% and 27.89%, respectively, for the e.Shares as of 4/30/99.

(3) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(4) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.35%. Without fee waivers and guarantees, the Investor Shares returns would have been lower.

(5) Source: Morningstar, Inc. The large-cap fund category contains 916 funds with one-year track records as of 4/30/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
              SCHWAB S&P 500 FUND - INVESTOR     S&P 500 INDEX       SCHWAB S&P 500 FUND - .E
                          SHARES                                              SHARES
5/1/96                  $10,000                      $10,000                $10,000
5/31/96                 $10,250                      $10,257                $10,250
6/30/96                 $10,290                      $10,296                $10,290
7/31/96                  $9,840                       $9,841                 $9,840
8/31/96                 $10,040                      $10,049                $10,050
9/30/96                 $10,600                      $10,613                $10,600
10/31/96                $10,880                      $10,906                $10,890
11/30/96                $11,690                      $11,731                $11,710
12/31/96                $11,462                      $11,498                $11,473
1/31/97                 $12,157                      $12,216                $12,179
2/28/97                 $12,248                      $12,312                $12,270
3/31/97                 $11,744                      $11,808                $11,766
4/30/97                 $12,430                      $12,511                $12,452
5/31/97                 $13,186                      $13,272                $13,209
6/30/97                 $13,760                      $13,867                $13,794
7/31/97                 $14,849                      $14,969                $14,873
8/31/97                 $14,012                      $14,131                $14,036
9/30/97                 $14,778                      $14,904                $14,803
10/31/97                $14,284                      $14,406                $14,318
11/30/97                $14,930                      $15,073                $14,964
12/31/97                $15,184                      $15,332                $15,227
1/31/98                 $15,357                      $15,502                $15,390
2/28/98                 $16,455                      $16,620                $16,490
3/31/98                 $17,289                      $17,471                $17,336
4/30/98                 $17,452                      $17,647                $17,499
5/31/98                 $17,147                      $17,344                $17,193
6/30/98                 $17,838                      $18,048                $17,886
7/31/98                 $17,645                      $17,857                $17,692
8/31/98                 $15,092                      $15,278                $15,136
9/30/98                 $16,058                      $16,257                $16,103
10/31/98                $17,340                      $17,579                $17,397
11/30/98                $18,387                      $18,645                $18,446
12/31/98                $19,443                      $19,718                $19,504
1/31/99                 $20,253                      $20,543                $20,316
2/28/99                 $19,617                      $19,904                $19,679
3/31/99                 $20,397                      $20,700                $20,459
4/30/99                 $21,176                      $21,501                $21,240

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab S&P 500 Fund-Investor Shares and e.Shares,-TM- made at their inception, with a similar investment in the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, which is often referred to as the "tracking differential." The tracking differential arises due to several factors. For example, unlike the index, the Fund has operating expenses and incurs trading costs when it buys or sells securities. The Fund also may hold non-index securities that can produce either higher or lower returns than their index counterparts. Furthermore, unlike the index, the Fund holds a portion of its assets in cash.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                 $2,216,222
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                  $3,213,692
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                       45%
-------------------------------------------------------------------------------------------------

SCHWAB S&P 500 FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                         SINCE
                                                                  SIX                  INCEPTION
                                                               MONTHS(1)   ONE YEAR    (5/19/97)
--------------------------------------------------------------------------------------------------
SCHWAB S&P 500 FUND-SELECT SHARES(2),(3)                          22.23%      21.52%       28.98%
--------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                               22.31%      21.83%       29.32%
--------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                          0.08%       0.31%        0.34%
--------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 27.13%, 18.17% and 27.81%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 26.93%, 17.81% and 26.08%, respectively, for the Select Shares as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.19% for the Select Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 21.01%, 21.13% and 27.28%, respectively, as of 4/30/99.

(3) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT
              SCHWAB S&P 500 FUND - SELECT
                         SHARES                S&P 500 INDEX
5/19/97                  $50,000                  $50,000
5/31/97                  $50,935                  $50,930
6/30/97                  $53,190                  $53,212
7/31/97                  $57,395                  $57,442
8/31/97                  $54,165                  $54,225
9/30/97                  $57,120                  $57,191
10/31/97                 $55,215                  $55,281
11/30/97                 $57,745                  $57,841
12/31/97                 $58,745                  $58,836
1/31/98                  $59,375                  $59,489
2/28/98                  $63,660                  $63,778
3/31/98                  $66,880                  $67,043
4/30/98                  $67,550                  $67,720
5/31/98                  $66,370                  $66,556
6/30/98                  $69,040                  $69,258
7/31/98                  $68,295                  $68,524
8/31/98                  $58,435                  $58,629
9/30/98                  $62,165                  $62,387
10/31/98                 $67,155                  $67,459
11/30/98                 $71,245                  $71,547
12/31/98                 $75,340                  $75,668
1/31/99                  $78,475                  $78,831
2/28/99                  $76,015                  $76,379
3/31/99                  $79,030                  $79,434
4/30/99                  $82,085                  $82,509

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab S&P 500 Fund-Select Shares, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the S&P 500 Index and the Schwab S&P 500 Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                 $1,548,052
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                  $3,210,525
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                      107%
-------------------------------------------------------------------------------------------------

SCHWAB S&P 500 FUND
PORTFOLIO SNAPSHOT

The Schwab S&P 500 Fund (the Fund) invests primarily in common stocks of the S&P 500-Registered Trademark- Index, a widely recognized, unmanaged index of 500 large-cap stocks selected by Standard & Poor's.-Registered Trademark- As of April 30, 1999, the aggregate market capitalization of the S&P 500 Index represented approximately 79.9% of the total value of the U.S. stock market.* Common stocks of the 50 largest companies in the S&P 500 Index accounted for approximately 54.6% of the index. The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 41. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                                SCHWAB S&P 500
                                                                     FUND-               PEER GROUP
                                                                INVESTOR SHARES           AVERAGE+
---------------------------------------------------------------------------------------------------------
Number of Issues                                                      505                     129
---------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                         $63,875                 $42,604
---------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                           33.6                    33.6
---------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                                8.4                     7.8
---------------------------------------------------------------------------------------------------------
12-Month Yield                                                       0.74%                   0.51%
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                 1%                     73%
---------------------------------------------------------------------------------------------------------
Three-Year Beta                                                      1.00                    0.96
---------------------------------------------------------------------------------------------------------
Expense Ratio                                                        0.35%**                 1.32%
---------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

** Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 + Source: Morningstar. This information is as of 4/30/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the Fund. The peer group average is based on 1,932 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION BY INDUSTRY
          AS OF 4/30/99

Other                                  30.1%
Healthcare/Drugs and Medicine          11.0%
Business Machines and Software         11.5%
Telephone                               8.8%
Electronics                             6.2%
Banks                                   7.3%
Retail                                  6.1%
Miscellaneous Finance                   5.7%
Producer Goods and Manufacturing        4.7%
Oil-International                       4.6%
Food and Agriculture                    4.0%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INVESTMENT STYLE BOX(++)
       AS OF 4/30/99
                    -STYLE-
Value          Blend     Growth   -Market Cap-
                   X                     Large
                                        Medium
                                         Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Microsoft Corp.                               3.71%
---------------------------------------------------
General Electric Co.                          3.12%
---------------------------------------------------
Wal-Mart Stores, Inc.                         1.85%
---------------------------------------------------
Intel Corp.                                   1.85%
---------------------------------------------------
Exxon Corp.                                   1.83%
---------------------------------------------------
International Business Machines Corp.         1.74%
---------------------------------------------------
Cisco Systems, Inc.                           1.63%
---------------------------------------------------
Citigroup, Inc.                               1.54%
---------------------------------------------------
Coca-Cola Co.                                 1.52%
---------------------------------------------------
Merck & Co., Inc.                             1.51%
---------------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB 1000 FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                   SINCE
                                                 SIX                   FIVE      INCEPTION
                                              MONTHS(1)   ONE YEAR     YEARS      (4/2/91)
--------------------------------------------------------------------------------------------
SCHWAB 1000 FUND-INVESTOR SHARES(2)              22.63%      20.26%     25.50%       19.11%
--------------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-          22.84%      20.72%     26.11%       19.62%
--------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index              22.31%      21.83%     26.87%       19.69%
--------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares       0.21%       0.46%      0.61%        0.51%
--------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year, five-year and since-inception average annual total returns were 27.20%, 16.75%, 24.79% and 18.72%, respectively. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 27.13%, 16.69%, 24.41% and 18.84%, respectively, for the Investor Shares as of 3/31/99.

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the five-year performance of the Schwab 1000 Fund-Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

                                                                BEFORE      AFTER     % LOST TO
                                                                  TAX      TAX(3)       TAXES
-------------------------------------------------------------------------------------------------
Schwab 1000 Fund-Investor Shares(4)                             25.50%     24.82%      (2.67)%
-------------------------------------------------------------------------------------------------
Average Large-Cap Fund(5)                                       22.05%     19.30%      (12.45)%
-------------------------------------------------------------------------------------------------

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.46% for the Investor Shares. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 22.56%, 20.15%, 25.11% and 18.87%, respectively, for the Investor Shares as of 4/30/99.

(3) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(4) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.46%. Without fee waivers and guarantees, the Investor Shares returns would have been lower.

(5) Source: Morningstar, Inc. The large-cap fund category contains 560 funds with five-year track records as of 4/30/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
              SCHWAB 1000 FUND - INVESTOR
                        SHARES                S&P 500 INDEX   SCHWAB 1000 INDEX
4/2/91                 $10,000                  $10,000             $10,000
4/30/91                $ 9,910                  $ 9,908             $ 9,898
5/31/91                $10,320                  $10,335             $10,311
6/30/91                $ 9,850                  $ 9,861             $ 9,840
7/31/91                $10,320                  $10,321             $10,310
8/31/91                $10,600                  $10,566             $10,591
9/30/91                $10,460                  $10,389             $10,455
10/31/91               $10,630                  $10,528             $10,625
11/30/91               $10,240                  $10,104             $10,225
12/31/91               $11,425                  $11,260             $11,412
1/31/92                $11,283                  $11,050             $11,272
2/29/92                $11,425                  $11,193             $11,415
3/31/92                $11,171                  $10,975             $11,163
4/30/92                $11,404                  $11,298             $11,392
5/31/92                $11,404                  $11,353             $11,457
6/30/92                $11,465                  $11,184             $11,257
7/31/92                $11,726                  $11,641             $11,728
8/31/92                $11,480                  $11,403             $11,486
9/30/92                $11,623                  $11,537             $11,646
10/31/92               $11,746                  $11,577             $11,763
11/30/92               $12,208                  $11,971             $12,233
12/31/92               $12,398                  $12,119             $12,428
1/31/93                $12,502                  $12,220             $12,539
2/28/93                $12,595                  $12,387             $12,632
3/31/93                $12,896                  $12,648             $12,948
4/30/93                $12,533                  $12,342             $12,583
5/31/93                $12,896                  $12,673             $12,957
6/30/93                $12,958                  $12,710             $13,024
7/31/93                $12,905                  $12,659             $12,989
8/31/93                $13,397                  $13,139             $13,492
9/30/93                $13,355                  $13,038             $13,454
10/31/93               $13,544                  $13,308             $13,654
11/30/93               $13,355                  $13,181             $13,462
12/31/93               $13,592                  $13,341             $13,700
1/31/94                $14,005                  $13,794             $14,136
2/28/94                $13,645                  $13,420             $13,781
3/31/94                $13,042                  $12,837             $13,169
4/30/94                $13,190                  $13,001             $13,326
5/31/94                $13,349                  $13,213             $13,488
6/30/94                $12,988                  $12,889             $13,127
7/31/94                $13,405                  $13,312             $13,558
8/31/94                $13,971                  $13,856             $14,147
9/30/94                $13,651                  $13,518             $13,825
10/31/94               $13,918                  $13,821             $14,095
11/30/94               $13,416                  $13,318             $13,590
12/31/94               $13,577                  $13,514             $13,767
1/31/95                $13,923                  $13,864             $14,121
2/28/95                $14,474                  $14,404             $14,700
3/31/95                $14,852                  $14,829             $15,094
4/30/95                $15,219                  $15,264             $15,476
5/31/95                $15,770                  $15,874             $16,048
6/30/95                $16,191                  $16,242             $16,490
7/31/95                $16,807                  $16,779             $17,111
8/31/95                $16,936                  $16,821             $17,245
9/30/95                $17,606                  $17,531             $17,949
10/31/95               $17,520                  $17,468             $17,859
11/30/95               $18,276                  $18,233             $18,646
12/31/95               $18,547                  $18,585             $18,924
1/31/96                $19,095                  $19,217             $19,499
2/29/96                $19,379                  $19,396             $19,789
3/31/96                $19,554                  $19,582             $19,980
4/30/96                $19,883                  $19,870             $20,321
5/31/96                $20,354                  $20,380             $20,812
6/30/96                $20,299                  $20,458             $20,779
7/31/96                $19,335                  $19,554             $19,794
8/31/96                $19,861                  $19,966             $20,327
9/30/96                $20,967                  $21,088             $21,465
10/31/96               $21,394                  $21,670             $21,899
11/30/96               $22,938                  $23,308             $23,485
12/31/96               $22,549                  $22,847             $23,103
1/31/97                $23,846                  $24,272             $24,442
2/28/97                $23,935                  $24,464             $24,528
3/31/97                $22,870                  $23,461             $23,457
4/30/97                $24,101                  $24,859             $24,696
5/31/97                $25,631                  $26,371             $26,291
6/30/97                $26,695                  $27,552             $27,402
7/31/97                $28,857                  $29,743             $29,615
8/31/97                $27,471                  $28,077             $28,216
9/30/97                $28,946                  $29,613             $29,732
10/31/97               $27,992                  $28,624             $28,756
11/30/97               $29,167                  $29,949             $29,983
12/31/97               $29,747                  $30,464             $30,582
1/31/98                $29,960                  $30,802             $30,818
2/28/98                $32,166                  $33,023             $33,116
3/31/98                $33,801                  $34,714             $34,830
4/30/98                $34,149                  $35,065             $35,211
5/31/98                $33,398                  $34,462             $34,441
6/30/98                $34,742                  $35,861             $35,824
7/31/98                $34,260                  $35,481             $35,324
8/31/98                $29,142                  $30,357             $30,049
9/30/98                $31,023                  $32,303             $32,014
10/31/98               $33,487                  $34,929             $34,602
11/30/98               $35,570                  $37,046             $36,762
12/31/98               $37,826                  $39,180             $39,090
1/31/99                $39,259                  $40,818             $40,575
2/28/99                $37,939                  $39,548             $39,256
3/31/99                $39,462                  $41,130             $40,820
4/30/99                $41,065                  $42,722             $42,505

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab 1000 Fund-Investor Shares, made at its inception, with similar investments in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, which is often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                 $3,657,122
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                  $4,738,336
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                       30%
-------------------------------------------------------------------------------------------------

SCHWAB 1000 FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                         SINCE
                                                                  SIX                  INCEPTION
                                                               MONTHS(1)   ONE YEAR    (5/19/97)
--------------------------------------------------------------------------------------------------
SCHWAB 1000 FUND-SELECT SHARES(2),(3)                             22.73%      20.44%       28.92%
--------------------------------------------------------------------------------------------------
Schwab 1000 Index-Registered Trademark-                           22.84%      20.72%       29.35%
--------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                          0.11%       0.28%        0.43%
--------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                               22.31%      21.83%       29.32%
--------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 27.26%, 16.89% and 27.60%, respectively. Without fee waivers and guarantees, the six-month, one-year, and since-inception average annual total returns would have been 27.21%, 16.82% and 27.05%, respectively, for the Select Shares as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.35% for the Select Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 22.66%, 20.34% and 28.38%, respectively, for the Select Shares as of 4/30/99.

(3) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT
              SCHWAB 1000 FUND - SELECT
                       SHARES               S&P 500 INDEX   SCHWAB 1000 INDEX
5/19/97               $50,000                 $50,000             $50,000
5/31/97               $51,040                 $50,930             $51,064
6/30/97               $53,180                 $53,212             $53,222
7/31/97               $57,490                 $57,442             $57,518
8/31/97               $54,750                 $54,225             $54,801
9/30/97               $57,685                 $57,191             $57,746
10/31/97              $55,785                 $55,281             $55,851
11/30/97              $58,150                 $57,841             $58,233
12/31/97              $59,325                 $58,836             $59,398
1/31/98               $59,725                 $59,489             $59,855
2/28/98               $64,145                 $63,778             $64,318
3/31/98               $67,405                 $67,043             $67,648
4/30/98               $68,100                 $67,720             $68,387
5/31/98               $66,625                 $66,556             $66,893
6/30/98               $69,305                 $69,258             $69,578
7/31/98               $68,345                 $68,524             $68,606
8/31/98               $58,140                 $58,629             $58,362
9/30/98               $61,915                 $62,387             $62,179
10/31/98              $66,825                 $67,459             $67,206
11/30/98              $71,000                 $71,547             $71,400
12/31/98              $75,505                 $75,668             $75,922
1/31/99               $78,385                 $78,831             $78,805
2/28/99               $75,750                 $76,379             $76,244
3/31/99               $78,795                 $79,434             $79,282
4/30/99               $82,015                 $82,509             $82,553

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab 1000 Fund-Select Shares,-TM- made at its inception, with a similar investment in the Schwab 1000 Index-Registered Trademark- and the S&P 500-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab 1000 Index and the Schwab 1000 Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                 $1,040,551
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                  $1,964,716
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                       89%
-------------------------------------------------------------------------------------------------

SCHWAB 1000 FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab 1000 Fund (the Fund) invests primarily in common stocks of the Schwab 1000 Index,-Registered Trademark- an index created to represent the performance of publicly traded common stocks of the 1,000 largest U.S. companies (excluding investment companies). As of April 30, 1999, the aggregate market capitalization of the Schwab 1000 Index represented approximately 87.4% of the total value of the U.S. stock market, as represented by the Wilshire 5000 Index.* The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 41. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                                   SCHWAB 1000
                                                                      FUND-              PEER GROUP
                                                                 INVESTOR SHARES          AVERAGE+
-------------------------------------------------------------------------------------------------------
Number of Issues                                                   1,005                       129
-------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                        $51,572                   $42,604
-------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                          33.1                      33.6
-------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                               8.2                       7.8
-------------------------------------------------------------------------------------------------------
12-Month Yield                                                      0.70%                    0.51%
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                2%                      73%
-------------------------------------------------------------------------------------------------------
Three-Year Beta                                                     1.01                     0.96
-------------------------------------------------------------------------------------------------------
Expense Ratio                                                       0.46%**                  1.32%
-------------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

** Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 + Source: Morningstar. This information is as of 4/30/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the Fund. The peer group average is based on 1,932 large-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


PORTFOLIO COMPOSITION BY INDUSTRY
         AS OF 4/30/99

Other                                  30.0%
Healthcare/Drugs and Medicine          10.6%
Business Machines and Software         11.0%
Telephone                               8.4%
Banks                                   7.5%
Electronics                             6.5%
Miscellaneous Finance                   6.7%
Retail                                  6.4%
Producer Goods and Manufacturing        4.6%
Business Services                       4.5%
Food and Agriculture                    3.8%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INVESTMENT STYLE BOX(++)
        AS OF 4/30/99

 -STYLE-
Value          Blend     Growth   -Market Cap-
                   X                     Large
                                        Medium
                                         Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Microsoft Corp.                               3.35%
---------------------------------------------------
General Electric Co.                          2.82%
---------------------------------------------------
Wal-Mart Stores, Inc.                         1.67%
---------------------------------------------------
Intel Corp.                                   1.66%
---------------------------------------------------
Exxon Corp.                                   1.65%
---------------------------------------------------
International Business Machines Corp.         1.57%
---------------------------------------------------
Cisco Systems, Inc.                           1.47%
---------------------------------------------------
Citigroup, Inc.                               1.38%
---------------------------------------------------
Coca-Cola, Inc.                               1.36%
---------------------------------------------------
Merck & Co., Inc.                             1.36%
---------------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                              SINCE
                                                            SIX                   FIVE      INCEPTION
                                                         MONTHS(1)   ONE YEAR     YEARS     (12/3/93)
-------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-INVESTOR SHARES(2)              12.45%     (12.33)%    12.61%       11.09%
-------------------------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-                14.70%     (10.21)%    14.24%       12.78%
-------------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                  2.25%        2.12%     1.63%        1.69%
-------------------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index                    15.16%      (9.25)%    13.02%       11.93%
-------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year, five-year and since-inception average annual total returns were 9.22%, (18.31)%, 10.85% and 9.70%, respectively. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 9.07%, (18.46)%, 10.48% and 9.28%, respectively, for the Investor Shares as of 3/31/99.

TAX-SMART INVESTMENT STRATEGY

The Schwab Small-Cap Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the five-year performance of the Schwab Small-Cap Index Fund-Investor Shares.


FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

                                                                BEFORE      AFTER     % LOST TO
                                                                  TAX      TAX(3)       TAXES
-------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Investor Shares(4)                    12.61%     12.07%     (4.28)%
-------------------------------------------------------------------------------------------------
Average Small-Cap Fund(5)                                         12.79%     10.64%    (16.79)%
-------------------------------------------------------------------------------------------------

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.49% for the Investor Shares. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 12.33%, (12.43)%, 12.25% and 10.68%, respectively, for the Investor Shares as of 4/30/99.

(3) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(4) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.49%. Without fee waivers and guarantees, the Investor Shares returns would have been lower.

(5) Source: Morningstar, Inc. The small-cap fund category contains 192 funds with three-year track records as of 4/30/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab Small-Cap Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

             SCHWAB SMALL-CAP INDEX FUND - INVESTOR
                             SHARES                     RUSSELL 2000 INDEX  SCHWAB SMALL-CAP INDEX


12/3/93                      $10,000                     $10,000                  $10,000
12/31/93                     $10,154                     $10,186                  $10,234
1/31/94                      $10,394                     $10,505                  $10,469
2/28/94                      $10,334                     $10,467                  $10,430
3/31/94                       $9,783                      $9,915                   $9,871
4/30/94                       $9,753                      $9,974                   $9,847
5/31/94                       $9,613                      $9,861                   $9,692
6/30/94                       $9,333                      $9,529                   $9,419
7/31/94                       $9,493                      $9,685                   $9,614
8/31/94                      $10,134                     $10,225                  $10,249
9/30/94                      $10,094                     $10,190                  $10,191
10/31/94                     $10,064                     $10,149                  $10,149
11/30/94                      $9,663                      $9,739                   $9,767
12/31/94                      $9,841                     $10,000                  $10,000
1/31/95                       $9,730                      $9,874                   $9,838
2/28/95                      $10,082                     $10,285                  $10,229
3/31/95                      $10,334                     $10,461                  $10,442
4/30/95                      $10,566                     $10,693                  $10,671
5/31/95                      $10,717                     $10,877                  $10,809
6/30/95                      $11,211                     $11,441                  $11,356
7/31/95                      $11,866                     $12,100                  $12,021
8/31/95                      $12,077                     $12,351                  $12,270
9/30/95                      $12,309                     $12,572                  $12,510
10/31/95                     $11,785                     $12,010                  $11,910
11/30/95                     $12,329                     $12,514                  $12,114
12/31/95                     $12,562                     $12,845                  $12,782
1/31/96                      $12,491                     $12,831                  $12,749
2/29/96                      $12,967                     $13,231                  $13,261
3/31/96                      $13,170                     $13,505                  $13,492
4/30/96                      $13,899                     $14,227                  $14,206
5/31/96                      $14,384                     $14,788                  $14,692
6/30/96                      $13,848                     $14,180                  $14,222
7/31/96                      $12,643                     $12,942                  $13,075
8/31/96                      $13,413                     $13,694                  $13,904
9/30/96                      $14,010                     $14,230                  $14,416
10/31/96                     $13,757                     $14,010                  $14,169
11/30/96                     $14,344                     $14,588                  $14,733
12/31/96                     $14,508                     $14,970                  $15,007
1/31/97                      $14,895                     $15,269                  $15,361
2/28/97                      $14,376                     $14,900                  $14,986
3/31/97                      $13,654                     $14,196                  $14,257
4/30/97                      $13,756                     $14,236                  $14,299
5/31/97                      $15,383                     $15,821                  $16,045
6/30/97                      $16,125                     $16,499                  $16,880
7/31/97                      $17,213                     $17,267                  $17,842
8/31/97                      $17,538                     $17,662                  $18,243
9/30/97                      $18,850                     $18,955                  $19,675
10/31/97                     $18,026                     $18,123                  $18,816
11/30/97                     $17,843                     $18,005                  $18,645
12/31/97                     $18,236                     $18,320                  $19,035
1/31/98                      $17,787                     $18,031                  $18,736
2/28/98                      $19,195                     $19,361                  $20,285
3/31/98                      $20,042                     $20,159                  $21,199
4/30/98                      $20,144                     $20,270                  $21,344
5/31/98                      $18,930                     $19,177                  $20,090
6/30/98                      $18,960                     $19,218                  $20,146
7/31/98                      $17,471                     $17,661                  $18,597
8/31/98                      $14,062                     $14,231                  $15,011
9/30/98                      $14,991                     $15,345                  $15,953
10/31/98                     $15,705                     $15,972                  $16,709
11/30/98                     $16,532                     $16,809                  $17,576
12/31/98                     $17,584                     $17,849                  $18,719
1/31/99                      $17,617                     $18,086                  $18,800
2/28/99                      $16,145                     $16,621                  $17,229
3/31/99                      $16,372                     $16,881                  $17,559
4/30/99                      $17,660                     $18,393                  $19,165


The above graph compares the growth of a hypothetical $10,000 investment in the Schwab Small-Cap Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab Small-Cap Index-Registered Trademark- and the Russell 2000-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, which is often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                  $ 479,500
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                   $ 383,340
-------------------------------------------------------------------------------------------------
Percentage change over reporting period                                                     (20)%
-------------------------------------------------------------------------------------------------

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK--SELECT SHARES-TM-FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                          SINCE
                                                                   SIX                  INCEPTION
                                                                MONTHS(1)   ONE YEAR    (5/19/97)
---------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND-SELECT SHARES(2),(3)                   12.56%     (12.22)%       9.88%
---------------------------------------------------------------------------------------------------
Schwab Small-Cap Index-Registered Trademark-                       14.70%     (10.21)%      12.03%
---------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                           2.14%        2.01%       2.15%
---------------------------------------------------------------------------------------------------
Russell 2000-Registered Trademark- Index                           15.16%      (9.25)%      10.20%
---------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 9.26%, (18.21)% and 5.92%, respectively. Without fee waivers and guarantees, the six-month, one-year, and since-inception average annual total returns would have been 9.02%, (18.62)% and 5.29%, respectively, for the Select Shares as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.38% for the Select Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 12.23%, (12.71)% and 9.21%, respectively, for the Select Shares as of 4/30/99.

(3) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT
                  Schwab Small-Cap Index Fund-Select Shares   Schwab Small-Cap Index    Russell 2000 Index
5/20/01                        $50,000                               $50,000                  $50,000
6/1/01                         $52,170                               $52,226                  $51,960
7/1/01                         $54,690                               $54,942                  $54,189
8/1/01                         $58,415                               $58,075                  $56,709
9/1/01                         $59,485                               $59,380                  $58,008
10/1/01                        $63,965                               $64,039                  $62,254
11/1/01                        $61,205                               $61,244                  $59,521
12/1/01                        $60,550                               $60,687                  $59,134
1/1/02                         $61,920                               $61,958                  $60,169
2/1/02                         $60,400                               $60,983                  $59,218
3/1/02                         $65,175                               $66,026                  $63,588
4/1/02                         $68,050                               $69,002                  $66,208
5/1/02                         $68,430                               $69,473                  $66,572
6/1/02                         $64,310                               $65,391                  $62,984
7/1/02                         $64,415                               $65,575                  $63,116
8/1/02                         $59,360                               $60,531                  $58,004
9/1/02                         $47,790                               $48,861                  $46,740
10/1/02                        $50,945                               $51,924                  $50,399
11/1/02                        $53,365                               $54,386                  $52,456
12/1/02                        $56,170                               $57,207                  $55,204
1/1/03                         $59,775                               $60,929                  $58,621
2/1/03                         $59,925                               $61,193                  $59,401
3/1/03                         $54,925                               $56,079                  $54,590
4/1/03                         $55,660                               $57,152                  $55,441
5/1/03                         $60,070                               $62,380                  $60,409

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab Small-Cap Index Fund-Select Shares, made at its inception, with a similar investment in the Schwab Small-Cap Index-Registered Trademark- and the Russell 2000-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab Small-Cap Index and the Schwab Small-Cap Index Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                  $ 149,756
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                   $ 370,055
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                      147%
-------------------------------------------------------------------------------------------------

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab Small-Cap Index Fund (the Fund) invests primarily in common stocks of the Schwab Small-Cap Index,-Registered Trademark- an index created to represent the performance of common stocks of the second 1,000 largest U.S. companies, ranked by market capitalization. As of April 30, 1999, the aggregate market capitalization of stocks included in the index represented approximately 4.6% of the total market value of all publicly traded U.S. companies, as represented by the Wilshire 5000 Index.* The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page 41. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                         SCHWAB SMALL-CAP INDEX
                                                                  FUND-                  PEER GROUP
                                                             INVESTOR SHARES              AVERAGE+
-----------------------------------------------------------------------------------------------------
Number of Issues                                                1,062                        159
-----------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                        $767                       $722
-----------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                       24.0                       25.9
-----------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                            4.3                        4.7
-----------------------------------------------------------------------------------------------------
12-Month Yield                                                   0.32%                      0.17%
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                            31%                        94%
-----------------------------------------------------------------------------------------------------
Three-Year Beta                                                  1.01                       1.04
-----------------------------------------------------------------------------------------------------
Expense Ratio                                                    0.49%**                    1.58%
-----------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

** Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 + Source: Morningstar. This information is as of 4/30/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the Fund. The peer group average is based on 799 small-cap funds as tracked by Morningstar.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION BY INDUSTRY
         AS OF 4/30/99
Other                                  35.8%
Business Services                      14.4%
Healthcare/Drugs and Medicine           7.4%
Producer Goods and Manufacturing        6.9%
Banks                                   6.2%
Electronics                             6.0%
Business Machines and Software          5.9%
Miscellaneous Finance                   4.7%
Retail                                  4.4%
Media                                   4.4%
Utilities-Electric & Gas                3.9%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INVESTMENT STYLE BOX(++)
        AS OF 4/30/99
                    -STYLE-
Value          Blend     Growth   -Market Cap-
                                         Large
                                        Medium
                   X                     Small

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
Ameritrade Holding Corp., Class A             0.94%
---------------------------------------------------
RealNetworks, Inc.                            0.92%
---------------------------------------------------
Lycos, Inc.                                   0.65%
---------------------------------------------------
CNET, Inc.                                    0.60%
---------------------------------------------------
Medimmune, Inc.                               0.42%
---------------------------------------------------
PMC Sierra, Inc.                              0.42%
---------------------------------------------------
Safeguard Scientifics, Inc.                   0.39%
---------------------------------------------------
TCA Cable TV, Inc.                            0.37%
---------------------------------------------------
Rational Software Corp.                       0.36%
---------------------------------------------------
Express Scripts, Inc., Class A                0.35%
---------------------------------------------------

++ Source: Morningstar, Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK--INVESTOR SHARES FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                                                  SINCE
                                                                                SIX                   FIVE      INCEPTION
                                                                             MONTHS(1)   ONE YEAR     YEARS      (9/9/93)
---------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND-INVESTOR SHARES(2)                              14.89%       8.33%     10.48%       10.10%
---------------------------------------------------------------------------------------------------------------------------
Schwab International Index-Registered Trademark-                                16.04%       9.52%     11.03%       10.75%
---------------------------------------------------------------------------------------------------------------------------
Index Tracking Differential-Investor Shares                                      1.15%       1.19%      0.55%        0.65%
---------------------------------------------------------------------------------------------------------------------------
MSCI-EAFE-Registered Trademark- Index                                           15.28%       9.50%      8.71%        8.80%
---------------------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 21.35%, 4.81%, 10.25% and 9.48%, respectively. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 21.07%, 4.32%, 9.72% and 8.92%, respectively, for the Investor Shares as of 3/31/99.

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund seeks to maximize its after-tax performance by using a strategy that helps reduce capital gains distributions. This strategy is designed to help investors keep more of what their money earns. The chart below illustrates the effects of this strategy on the five-year performance of the Schwab International Index Fund-Investor Shares.

FIVE-YEAR AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/99

                                                                 BEFORE       AFTER      % LOST TO
                                                                   TAX       TAX(3)        TAXES
----------------------------------------------------------------------------------------------------
Schwab International Index Fund-Investor Shares(4)                 10.48%       9.96%     (4.96)%
----------------------------------------------------------------------------------------------------
Average Foreign Fund(5)                                             8.82%       7.21%     (18.32)%
----------------------------------------------------------------------------------------------------

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.58% for the Investor Shares. Without fee waivers and guarantees, the six-month, one-year, five-year and since-inception average annual total returns would have been 14.64%, 7.86%, 9.95% and 9.54%, respectively, for the Investor Shares as of 4/30/99.

(3) After-tax returns assume the maximum federal income tax rate of 39.6% on dividends and 20% on capital gains distributions. Tax rates vary and may be higher or lower than those shown.

(4) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.58%. Without fee waivers and guarantees, the Fund's returns would have been lower.

(5) Source: Morningstar, Inc. The foreign fund category contains 140 funds with five-year track records as of 4/30/99. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
             SCHWAB INTERNATIONAL INDEX FUND-INVESTOR   SCHWAB INTERNATIONAL INDEX    MSCI-EAFE ND INDEX
                               SHARES
9/9/93                       $10,000                             $10,000                     $10,000
9/30/93                      $ 9,770                             $ 9,786                     $ 9,749
10/31/93                     $10,150                             $10,167                     $10,049
11/30/93                     $ 9,420                             $ 9,454                     $ 9,171
12/31/93                     $10,096                             $10,137                     $ 9,833
1/31/94                      $10,769                             $10,823                     $10,664
2/28/94                      $10,558                             $10,623                     $10,634
3/31/94                      $10,156                             $10,172                     $10,176
4/30/94                      $10,458                             $10,544                     $10,607
5/31/94                      $10,407                             $10,448                     $10,547
6/30/94                      $10,488                             $10,508                     $10,696
7/31/94                      $10,649                             $10,692                     $10,798
8/31/94                      $10,941                             $10,999                     $11,054
9/30/94                      $10,559                             $10,621                     $10,706
10/31/94                     $10,950                             $11,026                     $11,062
11/30/94                     $10,428                             $10,478                     $10,530
12/31/94                     $10,484                             $10,564                     $10,597
1/31/95                      $10,108                             $10,254                     $10,190
2/28/95                      $10,189                             $10,282                     $10,160
3/31/95                      $10,759                             $10,964                     $10,794
4/30/95                      $11,145                             $11,346                     $11,200
5/31/95                      $11,176                             $11,303                     $11,067
6/30/95                      $11,064                             $11,168                     $10,873
7/31/95                      $11,623                             $11,826                     $11,550
8/31/95                      $11,237                             $11,384                     $11,110
9/30/95                      $11,470                             $11,661                     $11,327
10/31/95                     $11,318                             $11,461                     $11,022
11/30/95                     $11,562                             $11,782                     $11,329
12/31/95                     $11,975                             $12,238                     $11,785
1/31/96                      $12,006                             $12,277                     $11,834
2/29/96                      $12,026                             $12,300                     $11,874
3/31/96                      $12,232                             $12,529                     $12,126
4/30/96                      $12,530                             $12,826                     $12,478
5/31/96                      $12,396                             $12,674                     $12,249
6/30/96                      $12,489                             $12,761                     $12,317
7/31/96                      $12,139                             $12,430                     $11,958
8/31/96                      $12,253                             $12,538                     $11,984
9/30/96                      $12,592                             $12,907                     $12,303
10/31/96                     $12,571                             $12,863                     $12,177
11/30/96                     $13,136                             $13,460                     $12,662
12/31/96                     $13,067                             $13,341                     $12,499
1/31/97                      $12,640                             $12,898                     $12,061
2/28/97                      $12,827                             $13,114                     $12,259
3/31/97                      $12,932                             $13,202                     $12,303
4/30/97                      $13,025                             $13,344                     $12,368
5/31/97                      $13,984                             $14,324                     $13,174
6/30/97                      $14,766                             $15,160                     $13,899
7/31/97                      $15,214                             $15,570                     $14,125
8/31/97                      $14,109                             $14,447                     $13,070
9/30/97                      $15,078                             $15,354                     $13,801
10/31/97                     $13,869                             $14,110                     $12,740
11/30/97                     $13,859                             $14,055                     $12,610
12/31/97                     $14,022                             $14,254                     $12,720
1/31/98                      $14,538                             $14,830                     $13,301
2/28/98                      $15,382                             $15,727                     $14,155
3/31/98                      $15,782                             $16,139                     $14,591
4/30/98                      $15,888                             $16,248                     $14,706
5/31/98                      $15,888                             $16,209                     $14,634
6/30/98                      $16,025                             $16,315                     $14,745
7/31/98                      $16,067                             $16,419                     $14,894
8/31/98                      $14,085                             $14,350                     $13,049
9/30/98                      $13,632                             $13,880                     $12,648
10/31/98                     $14,981                             $15,335                     $13,966
11/30/98                     $15,751                             $16,198                     $14,681
12/31/98                     $16,244                             $16,729                     $15,261
1/31/99                      $16,190                             $16,640                     $15,216
2/28/99                      $15,829                             $16,311                     $14,853
3/31/99                      $16,541                             $17,060                     $15,473
4/30/99                      $17,212                             $17,794                     $16,099

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab International Index Fund-Investor Shares, made at its inception, with similar investments in the Schwab International Index-Registered Trademark- and the MSCI-EAFE-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, which is often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                  $ 428,462
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                   $ 346,663
-------------------------------------------------------------------------------------------------
Percentage change over reporting period                                                     (19)%
-------------------------------------------------------------------------------------------------

SCHWAB INTERNATIONAL INDEX FUND-SELECT SHARES-TM-
FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                           SINCE
                                                                    SIX                  INCEPTION
                                                                 MONTHS(1)   ONE YEAR    (5/19/97)
----------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND-SELECT SHARES(2),(3)                14.99%       8.51%       10.70%
----------------------------------------------------------------------------------------------------
Schwab International Index-Registered Trademark-                    16.04%       9.52%       10.95%
----------------------------------------------------------------------------------------------------
Index Tracking Differential-Select Shares                            1.05%       1.01%        0.25%
----------------------------------------------------------------------------------------------------
MSCI-EAFE-Registered Trademark- Index                               15.28%       9.50%        9.98%
----------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Fund's six-month, one-year and since-inception average annual total returns were 21.45%, 4.99% and 8.86%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 21.17%, 4.49% and 7.97%, respectively, for the Select Shares as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab waived a portion of their fees during the reporting period and have guaranteed through at least 2/29/00 that total operating expenses will not exceed 0.47% for the Select Shares. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 14.74%, 8.04% and 9.82%, respectively, for the Select Shares as of 4/30/99.

(3) The required minimum initial investment in the Select Shares is $50,000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $50,000 INVESTMENT
          SCHWAB INTERNATIONAL INDEX FUND-SELECT
                         SHARES                         SCHWAB INTERNATIONAL INDEX    MSCI - EAFE ND INDEX
5/19/97                     $50,000                                $50,000                   $50,000
5/31/97                     $49,375                                $49,283                   $49,248
6/30/97                     $52,170                                $52,161                   $51,961
7/31/97                     $53,755                                $53,571                   $52,803
8/31/97                     $49,815                                $49,706                   $48,859
9/30/97                     $53,240                                $52,827                   $51,595
10/31/97                    $49,005                                $48,550                   $47,627
11/30/97                    $48,970                                $48,360                   $47,141
12/31/97                    $49,580                                $49,042                   $47,551
1/31/98                     $51,405                                $51,027                   $49,725
2/28/98                     $54,385                                $54,111                   $52,917
3/31/98                     $55,800                                $55,529                   $54,547
4/30/98                     $56,175                                $55,905                   $54,978
5/31/98                     $56,175                                $55,770                   $54,708
6/30/98                     $56,655                                $56,133                   $55,124
7/31/98                     $56,845                                $56,493                   $55,681
8/31/98                     $49,840                                $49,376                   $48,782
9/30/98                     $48,240                                $47,757                   $47,284
10/31/98                    $53,005                                $52,763                   $52,211
11/30/98                    $55,725                                $55,732                   $54,885
12/31/98                    $57,490                                $57,561                   $57,053
1/31/99                     $57,305                                $57,252                   $56,881
2/28/99                     $56,025                                $56,122                   $55,528
3/31/99                     $58,585                                $58,699                   $57,843
4/30/99                     $60,955                                $61,225                   $60,186

The above graph compares the growth of a hypothetical $50,000 investment in the Schwab International Index Fund-Select Shares, made at its inception, with a similar investment in the Schwab International Index-Registered Trademark- and the MSCI-EAFE-Registered Trademark- Index.

Also shown is the difference between the total returns of the Schwab International Index and the Schwab International Index Fund, often referred to as the "tracking differential." (See page 9 for a more detailed discussion).

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                                    $93,560
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                   $ 343,350
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                      267%
-------------------------------------------------------------------------------------------------

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-
PORTFOLIO SNAPSHOT

The Schwab International Index Fund (the Fund) invests primarily in common stocks of the Schwab International Index,-Registered Trademark- an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As of April 30, 1999, the aggregate market capitalization of stocks included in the index represented approximately 42% of the total market value of all publicly traded non-U.S. companies.* The information below and on the following page provides a snapshot of the Fund's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined beginning on page
41. A complete list of the securities in the Fund's portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

FUND FACTS

                                                   SCHWAB INTERNATIONAL INDEX
                                                              FUND-                   PEER GROUP
                                                         INVESTOR SHARES               AVERAGE++
-----------------------------------------------------------------------------------------------------
Number of Issues                                                390                          161
-----------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)                                   $25,735                      $14,595
-----------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                     30.3                         28.6
-----------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                          5.1                          5.7
-----------------------------------------------------------------------------------------------------
12-Month Yield                                                 0.83%                        0.76%
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                          --**                         74%
-----------------------------------------------------------------------------------------------------
Three-Year Beta                                                0.69                         0.72
-----------------------------------------------------------------------------------------------------
Expense Ratio                                                  0.58%+                       1.68%
-----------------------------------------------------------------------------------------------------

 * Source: Wilshire Associates. The U.S. stock market is represented by the Wilshire 5000 Index.

** Portfolio turnover rate is less than 0.5%.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. This information is as of 4/30/99, and is for illustrative purposes only. It is not intended to show, predict or guarantee future composition of the Fund. The peer group average is based on 638 foreign stock funds as tracked by Morningstar.

EQUITY HOLDINGS BY COUNTRY
AS OF 4/30/99

------------------------------------------------
United Kingdom                            26.42%
------------------------------------------------
Japan                                     21.45%
------------------------------------------------
Germany                                    9.17%
------------------------------------------------
France                                     8.08%
------------------------------------------------
Switzerland                                7.79%
------------------------------------------------
Netherlands                                6.60%
------------------------------------------------
Italy                                      3.98%
------------------------------------------------
Canada                                     3.21%
------------------------------------------------
Spain                                      2.96%
------------------------------------------------
Sweden                                     2.18%
------------------------------------------------
China/Hong Kong                            1.91%
------------------------------------------------
Australia                                  1.79%
------------------------------------------------
Belgium                                    1.63%
------------------------------------------------
Denmark                                    0.58%
------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY INVESTMENT STYLE BOX(++)
       AS OF 4/30/99
                     -STYLE-
Value          Blend     Growth   -Market Cap-
                   X                     Large
                                        Medium
                                         Small

++ Source: Morningstar, Inc. The style box illustrates the composition of the Fund's portfolio as of 4/30/99. It is not indicative of its holdings after that date, nor does it represent an exact assessment of risk or future assessment or any type of future performance. Placement is based on the Fund's P/E and P/B ratios relative to the S&P 500-Registered Trademark-Index, as well as the size of the companies in which it invests, or median market capitalization.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

---------------------------------------------------
British Petroleum Co.                         2.80%
---------------------------------------------------
Nippon Telephone and Telegraph Corp.          2.10%
---------------------------------------------------
Royal Dutch Petroleum Co.                     1.90%
---------------------------------------------------
British Telecommunications                    1.64%
---------------------------------------------------
Toyota Motor Corp.                            1.63%
---------------------------------------------------
Glaxo Wellcome PLC                            1.62%
---------------------------------------------------
DaimlerChrysler AG                            1.46%
---------------------------------------------------
Novartis AG (Reg.)                            1.38%
---------------------------------------------------
Lloyd's TSB Group PLC                         1.33%
---------------------------------------------------
Roche Holding Genusscheine                    1.26%
---------------------------------------------------

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the Funds' portfolios. Geri joined Charles Schwab Investment Management, Inc. (CSIM) in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $15 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Group for Wells Fargo Nikko.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

SCHWAB S&P 500 FUND

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section of this report, large-cap domestic equities, such as the S&P 500-Registered Trademark- Index, continued to be the strongest-performing major asset class. As the table below indicates, the Fund achieved strong total returns for the six-month reporting period. All classes of shares closely tracked the Fund's benchmark, the S&P 500 Index, which achieved a total return of 22.31% for the period. As the table below reveals, the Fund also outperformed the average U.S. large-cap fund on both a six-month and a one-year basis.(1) The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                                                                                                   BEFORE TAX:         AFTER TAX:
                                                                                             -------------------------------------
                                                                                             SIX MONTHS    ONE YEAR     ONE YEAR
---------------------------------------------------------------------------------------------------------------------------------
Investor Shares                                                                                   22.13 %      21.34 %      20.92 %
----------------------------------------------------------------------------------------------------------------------------------
e.Shares-TM-                                                                                      22.09 %      21.38 %      20.93 %
----------------------------------------------------------------------------------------------------------------------------------
Select Shares-TM-                                                                                 22.23 %      21.52 %      21.03 %
----------------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund                                                                            21.96 %      17.32 %      13.51 %
----------------------------------------------------------------------------------------------------------------------------------

(1) Source: Morningstar, Inc. As of 4/30/99, the large-cap fund category contained 946 funds with six-month track records and 916 funds with one-year track records. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab S&P 500 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

Q. HOW DO LARGE-CAP INDEX FUNDS PERFORM IN A DOWN MARKET?

A. Unlike actively managed equity funds, equity index funds do not use two management techniques commonly associated with active fund management and down markets--namely the buildup of the portfolio cash position to unusually high levels, and/ or the overweighting of "defensive" stocks in the portfolio. Lacking these tools, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the S&P 500 Index compared with the average actively managed large-cap fund during four down markets. The results are summarized below.

                                                                                                                  AVERAGE
                                                                                                                 ACTIVELY
                                                                                                                  MANAGED
                                                                                                   S&P 500       LARGE-CAP
TIME PERIOD                                                                                         INDEX          FUND
----------------------------------------------------------------------------------------------------------------------------
9/1/87 through 11/30/87                                                                              (29.6)%      (27.05)%
----------------------------------------------------------------------------------------------------------------------------
6/1/90 through 10/31/90                                                                              (14.7)  %     (15.21)  %
----------------------------------------------------------------------------------------------------------------------------
1/1/94 through 12/31/94                                                                                 1.3  %      (1.03)  %
----------------------------------------------------------------------------------------------------------------------------
10/1/97 through 10/31/97                                                                              (3.3)  %      (3.52)  %
----------------------------------------------------------------------------------------------------------------------------

The results of the study showed that actively managed large-cap funds do not necessarily outperform index funds in down markets. In three of the four periods analyzed, the actively managed funds trailed the S&P 500-Registered Trademark-Index returns by margins ranging from 0.2% to 2.3%. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE S&P 500-REGISTERED TRADEMARK- INDEX CHANGED OVER THE PAST FIVE YEARS?

A. The graph below shows the top ten economic sectors of the S&P 500 Index as of 4/30/99, as well as the historical weightings of these sectors since 4/30/95. Since 1995 the index has become moderately more concentrated, with the top 10 sectors currently representing approximately 70% of the total versus approximately 60% in 1995. The sectors with the largest gains during the period were Business Machines (from 5.4% to 12.1%) and Miscellaneous Finance (from 2.8% to 5.9%). The sectors with the largest declines during the period were International Oil (from 7.3% to 4.7%) and Food and Agriculture (from 6.6% to 4.1%).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

S&P 500 INDEX REPORT
                        Business Machines    Drugs & Medicine    Telephone      Banks     Retail  Miscellaneous Finance  Electronics
4/30/95                              5.40                9.32         8.35       5.58       5.56                   2.79         4.56
4/30/96                              5.87               10.10         8.17       7.02       4.93                   3.10         4.79
4/30/97                              6.95               10.79         6.28       7.82       4.59                   3.55         6.03
4/30/98                              7.74               11.61         6.74       8.82       5.26                   4.94         5.94
4/30/99                             12.10               11.08         8.36       7.14       6.30                   5.93         5.61
% OF TOTAL INDEX

S&P 500 INDEX REPORT
                         Producer Goods  International Oil   Food and Agriculture
4/30/95                            5.52               7.27               6.57
4/30/96                            5.53               6.63               6.26
4/30/97                            5.54               6.55               6.68
4/30/98                            5.32               5.65               5.66
4/30/99                            4.85               4.65               4.14
% OF TOTAL INDEX

SCHWAB 1000 FUND-REGISTERED TRADEMARK-

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section of this report, large-cap domestic equities, such as the Schwab 1000 Fund, continued to be the strongest-performing major asset class. As the table below indicates, the Fund achieved strong total returns for the six-month reporting period. Both classes of shares closely tracked the Fund's benchmark, the Schwab 1000 Index,-Registered Trademark- which achieved a total return of 22.84% for the period. As the table below reveals, the Fund also outperformed the average U.S. large-cap fund on both a six-month and a five-year basis. The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                                                                                                   BEFORE TAX:         AFTER TAX:
                                                                                             -------------------------------------
                                                                                             SIX MONTHS   FIVE YEARS   FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Investor Shares                                                                                   22.63 %      25.50 %      24.82 %
----------------------------------------------------------------------------------------------------------------------------------
Select Shares-TM-                                                                                 22.73 %         --           --
----------------------------------------------------------------------------------------------------------------------------------
Average Large-Cap Fund                                                                            21.96 %      22.05 %      19.30 %
----------------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX COMPARE WITH THE S&P 500 INDEX?

A. As shown in the table on the facing page, the Schwab 1000 Index marginally outperformed the S&P 500 Index for the six-month reporting period. On an inception-to-date basis, the performances of the two indices are almost identical. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that the performances should differ.

                                                                                                                  INCEPTION
                                                                                                                 (4/2/91) TO
                                                                                                                DATE AVERAGE
                                                                                                   SIX MONTHS   ANNUAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
Schwab 1000-Registered Trademark- Index                                                                22.84%        19.62%
-----------------------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                                    22.31%        19.69%
-----------------------------------------------------------------------------------------------------------------------------

Q. HOW DO LARGE-CAP INDEX FUNDS PERFORM IN A DOWN MARKET?

A. Unlike actively managed equity funds, equity index funds do not use two management techniques commonly associated with active fund management and down markets--namely the buildup of the portfolio cash position to unusually high levels, and/or the overweighting of "defensive" stocks in the portfolio. Lacking these tools, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the Schwab 1000 Index compared with the average actively managed large-cap fund during four down markets. The results are summarized as follows.

(2) Source: Morningstar, Inc. As of 4/30/99, The large-cap fund category contained 946 funds with six-month track records and 560 funds with five-year track records. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab 1000 Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                                                                                                                  AVERAGE
                                                                                                                 ACTIVELY
                                                                                                                  MANAGED
                                                                                                 SCHWAB 1000     LARGE-CAP
TIME PERIOD                                                                                         INDEX          FUND
----------------------------------------------------------------------------------------------------------------------------
9/1/87 through 11/30/87                                                                              (29.1)%       (27.1)%
----------------------------------------------------------------------------------------------------------------------------
6/1/90 through 10/31/90                                                                              (15.8)%       (15.2)%
----------------------------------------------------------------------------------------------------------------------------
1/1/94 through 12/31/94                                                                                 0.5%        (1.0)%
----------------------------------------------------------------------------------------------------------------------------
10/1/97 through 10/31/97                                                                              (3.3)%        (3.5)%
----------------------------------------------------------------------------------------------------------------------------

The results of the study showed that actively managed large-cap funds do not necessarily outperform index funds in down markets. In two of the four periods analyzed, the actively managed funds trailed the Schwab 1000 Index returns by margins ranging from 0.2% to 1.5%. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE SCHWAB 1000 INDEX CHANGED OVER THE PAST FOUR YEARS?

A. The graph that follows shows the top 10 economic sectors of the Schwab1000 Index as of 4/30/99, as well as the historical weightings of these sectors since 4/30/96. Since 1996 the index has become moderately more concentrated, with the top 10 sectors currently representing approximately 70% of the total versus approximately 61% in 1996. The sectors with the largest gains during the period were Business Machines (from 6.0% to 11.3%) and Miscellaneous Finance (from 4.2% to 7.0%). The sectors with the largest declines during the period were Food and Agriculture (from 5.4% to 3.6%) and Energy and Utilities (from 5.0% to 3.3%).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB 1000 INDEX-Registered Trademark- REPORT
% OF TOTAL INDEX            Business Machines    Drugs & Medicine    Telephone      Banks  Miscellaneous Finance     Retail
4/30/96                                 5.967              10.067        7.468      7.282                  4.231      4.996
4/30/97                                 6.718              10.376        5.714      8.368                  4.862      4.787
4/30/98                                 7.372              11.052        6.302      9.199                  6.013      5.602
4/30/99                                 11.33              10.568        8.502      7.249                  7.023      6.437

SCHWAB 1000 INDEX REPORT
% OF TOTAL INDEX           Electronics   Business Services    Producer Goods   Insurance
4/30/96                            5.9              3.087             5.081       3.809
4/30/97                          6.499              2.808             5.269       4.329
4/30/98                          6.093              3.239             5.018       4.321
4/30/99                          5.957              4.689             4.588       3.658

SCHWAB SMALL-CAP INDEX FUND-REGISTERED TRADEMARK-

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. Although domestic small-cap stocks did not achieve returns as strong as large-cap stocks as discussed in the MARKET OVERVIEW section of this report, small-cap stocks experienced a strong rebound from their negative performance in the previous period. Both classes of shares tracked the Fund's benchmark, the Schwab Small-Cap Index,-Registered Trademark- which realized a 14.70% total return for the period. In order to keep capital gains to a minimum, the Fund can hold stocks that have dropped out of the index. This practice has resulted in an increased tracking differential for the reporting period.

As the following table reveals, the Fund underperformed the average U.S. small-cap fund over the six-month period and was approximately equal to the average small-cap fund for the five-year period ended April 30, 1999.(3) For the five-year period, the Fund outperformed on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

                                                                                                   BEFORE TAX:         AFTER TAX:
                                                                                             -------------------------------------
                                                                                             SIX MONTHS   FIVE YEARS   FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Investor Shares                                                                                   12.45%      12.61%      12.07%
----------------------------------------------------------------------------------------------------------------------------------
Select Shares-TM-                                                                                 12.56%         --         --
----------------------------------------------------------------------------------------------------------------------------------
Average Small-Cap Fund                                                                            15.27%      12.79%      10.64%
----------------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB SMALL-CAP INDEX COMPARE WITH THE RUSSELL 2000-REGISTERED TRADEMARK- INDEX?

A. As shown in the table below, the Schwab Small-Cap Index marginally underperformed the Russell 2000-Registered Trademark- Index for the six-month reporting period. On an inception-to-date basis, the Schwab Small-Cap Index has marginally outperformed the Russell 2000 Index. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that the performances should differ somewhat during various time periods.

                                                                                                                  INCEPTION
                                                                                                                (12/3/93) TO
                                                                                                                DATE AVERAGE
                                                                                                   SIX MONTHS   ANNUAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
Schwab Small-Cap Index                                                                                 14.70%        12.78%
-----------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                                                                                     15.16%        11.93%
-----------------------------------------------------------------------------------------------------------------------------

(3) Source: Morningstar, Inc. As of 4/30/99, the small-cap fund category contained 445 funds with six-month track records and 192 funds with one-year track records. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund.
    Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

Q. HOW HAVE THE INDUSTRY SECTORS IN THE SCHWAB SMALL-CAP
INDEX-REGISTERED TRADEMARK- CHANGED OVER THE PAST FOUR YEARS?

A. The graph below shows the top 10 economic sectors of the Schwab Small-Cap Index as of 4/30/99, as well as the historical weightings of these sectors since 4/30/96. Since 1996 the concentration of the top 10 sectors has been relatively stable; however, there have been some significant shifts in the components. The sectors with the largest gains during the period were Business Services (from 11.6% to 14.5%) and Miscellaneous Finance (from 5.5% to 7.1%). The sectors with the largest declines during the period were Drugs and Medicine (from 9.5% to 6.7%) and Business Machines (from 3.5% to 1.7%). Keep in mind that a sector decline in a small-cap index does not necessarily mean that the sector is declining in terms of its role in the entire economy--it could be (and in this case was) that the companies in these sectors are actually growing to the point where they move to a large-cap index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB SMALL-CAP INDEX REPORT
                   Business Service   Electronics   Producer Goods   Miscellaneous Finance   Drugs & Medicine   Banks
12/31/96                11.62            7.287           7.168                5.541                  9.51       6.425
12/31/97                10.047           6.944           7.183                5.628                  9.582      7.265
12/31/98                13.908           7.92            6.863                4.56                   7.946      4.799
12/31/99                14.507           8.168           7.583                7.076                  6.696      6.027
% OF TOTAL INDEX

SCHWAB SMALL-CAP INDEX REPORT
           Energy & Utilities   Insurance   Media   Retail
12/31/96        3.836             5.111     3.184    4.369
12/31/97        4.478             5.328     2.849    4.345
12/31/98        3.472             4.572     3.801    3.193
12/31/99        4.305             3.947     3.447    3.04
% OF TOTAL INDEX

Q. GIVEN THE RECENT UNDERPERFORMANCE OF SMALL-CAP STOCKS, IS THERE STILL A REASON TO INVEST IN THEM?

A. Yes. As the first of the following graphs illustrates, the total returns of large-cap and small-cap domestic stocks have been fairly comparable over extended periods of time--such as from 1970 to 1998. Note how the small-cap underperformance during 1998 stands out even in the context of such a long time period. Over the past 29 years, small-cap stocks have outperformed large-cap stocks 14 times, for varying lengths of time, as the second graph illustrates. In the remaining 15 years, large-cap stocks have outperformed small-cap stocks. There appears to be little, if any, predictability to this seesaw effect. That's why it's wise for an investor to consider diversifying his or her portfolio by holding both small- and large-cap stocks. For example, small-cap stocks generally outperformed large-cap stocks between 1991 and 1993, whereas large-cap stocks were the winners from 1994 through 1998. Although not readily apparent from viewing these graphs, small-cap stocks also have exhibited a higher level of volatility over the period shown.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE-CAP AND SMALL-CAP CUMULATIVE RETURNS: 1970-1998
GROWTH OF A HYPOTHETICAL $1 INVESTMENT
                                                                    Large-Cap     Small-Cap
                                                                   Cumulative    Cumulative
                                                                       Return        Return
1970                                                                    $1.04         $0.88
1971                                                                    $1.19         $1.05
1972                                                                    $1.41         $1.09
1973                                                                    $1.21         $0.69
1974                                                                    $0.89         $0.50
1975                                                                    $1.22         $0.82
1976                                                                    $1.51         $1.24
1977                                                                    $1.40         $1.47
1978                                                                    $1.49         $1.73
1979                                                                    $1.77         $2.50
1980                                                                    $2.34         $3.34
1981                                                                    $2.22         $3.47
1982                                                                    $2.70         $4.45
1983                                                                    $3.31         $5.79
1984                                                                    $3.52         $5.49
1985                                                                    $4.65         $7.22
1986                                                                    $5.51         $7.73
1987                                                                    $5.79         $7.03
1988                                                                    $6.77         $8.71
1989                                                                    $8.90        $10.12
1990                                                                    $8.62         $8.08
1991                                                                   $11.25        $12.06
1992                                                                   $12.11        $14.41
1993                                                                   $13.32        $17.08
1994                                                                   $13.50        $16.76
1995                                                                   $18.55        $21.93
1996                                                                   $22.83        $25.93
1997                                                                   $30.44        $32.81
1998                                                                   $39.14        $32.06

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE-CAP AND SMALL-CAP RELATIVE PERFORMANCE: 1970-1998

                                                                       LARGE-CAP STRONG      SMALL-CAP STRONG
                                                                    RELATIVE PERFORMANCE  RELATIVE PERFORMANCE
1970                                                                              16.3%
1971                                                                                                    -5.8%
1972                                                                              15.4%
1973                                                                              22.0%
1974                                                                               1.5%
1975                                                                                                   -27.1%
1976                                                                                                   -27.3%
1977                                                                                                   -26.0%
1978                                                                                                   -11.5%
1979                                                                                                   -25.8%
1980                                                                                                    -1.0%
1981                                                                                                    -8.9%
1982                                                                                                    -6.9%
1983                                                                                                    -7.5%
1984                                                                              11.5%
1985                                                                               0.6%
1986                                                                              11.3%
1987                                                                              14.3%
1988                                                                                                    -7.1%
1989                                                                              15.3%
1990                                                                              17.0%
1991                                                                                                   -18.7%
1992                                                                                                   -11.8%
1993                                                                                                    -8.5%
1994                                                                               3.2%
1995                                                                               6.6%
1996                                                                               4.8%
1997                                                                               6.8%
1998                                                                              31.5%

Q. HOW DO SMALL-CAP INDEX FUNDS PERFORM IN A DOWN MARKET?

A. Unlike actively managed equity funds, equity index funds do not use two management techniques commonly associated with active fund management and down markets--namely the buildup of the portfolio cash position to unusually high levels, and/ or the overweighting of "defensive" stocks in the portfolio. Lacking these tools it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the Russell 2000-Registered Trademark- Index compared with the average actively managed small-cap fund during four down markets. The results are summarized below.

                                                                                                                      AVERAGE
                                                                                                                     ACTIVELY
                                                                                                                      MANAGED
                                                                                                   RUSSELL 2000      SMALL-CAP
TIME PERIOD                                                                                            INDEX           FUND
--------------------------------------------------------------------------------------------------------------------------------
9/1/87 through 11/30/87                                                                                (35.5)%         (30.2)%
--------------------------------------------------------------------------------------------------------------------------------
6/1/90 through 10/31/90                                                                                (29.0)%         (24.4)%
--------------------------------------------------------------------------------------------------------------------------------
1/1/94 through 12/31/94                                                                                 (1.8)%          (0.7)%
--------------------------------------------------------------------------------------------------------------------------------
10/1/97 through 10/30/97                                                                                (4.4)%          (4.1)%
--------------------------------------------------------------------------------------------------------------------------------

The results of the study showed that actively managed small-cap funds outperformed the Russell 2000 Index in all four down markets, by a range of 0.3% to 5.3%. Keep in mind that investors cannot invest in an index directly, and indices do not reflect advisory fees and other expenses associated with an investment in a fund. Additionally, actively managed fund returns represent category averages, and the performance of individual funds may differ significantly from these averages.

SCHWAB INTERNATIONAL INDEX FUND-REGISTERED TRADEMARK-

Q. HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. Although international equities did not achieve returns as strong as the domestic large-cap stocks, as discussed in the MARKET OVERVIEW section of this report, international equities experienced a strong rebound beginning in September 1998. Both classes of shares closely tracked the Fund's benchmark, the Schwab International Index,-Registered Trademark- which realized a 16.04% total return for the period. As the table below reveals, the Fund underperformed the average foreign stock fund over the six-month period and outperformed for the five-year period ended April 30, 1999.(4) The Fund's outperformance was even greater on an after-tax basis, a direct result of the Fund's tax-efficient investment strategy.

The strong U.S. dollar had a negative impact on index returns during the six-month reporting period. Expressed in local-currency terms, the six-month performance of the Schwab International Index was 23.49%, approximately 7.45% greater than the dollar-denominated return, reflecting the relative weakness of foreign currencies during the reporting period.

(4) Source: Morningstar, Inc. As of 4/30/99, the foreign stock fund category contains 317 funds with six-month track records and 140 funds with five-year track records. These funds may or may not follow a tax-efficient strategy similar to that followed by the Schwab International Index Fund. Also, although many mutual funds have multiple classes of shares, the category average includes only those funds that were classified by Morningstar as a distinct portfolio. This typically means that a fund's oldest class of shares was used. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly.

                                                                                                   BEFORE TAX:         AFTER TAX:
                                                                                             -------------------------------------
                                                                                              SIX MONTHS   FIVE YEARS   FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Investor Shares                                                                                   14.89%      10.48%       9.96%
----------------------------------------------------------------------------------------------------------------------------------
Select Shares-TM-                                                                                 14.99%         --          --
----------------------------------------------------------------------------------------------------------------------------------
Average Foreign Stock Fund                                                                        16.27%       8.82%        7.21%
----------------------------------------------------------------------------------------------------------------------------------

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX COMPARE WITH THE MSCI-EAFE-REGISTERED TRADEMARK- INDEX?

A. As shown in the table below, the Schwab International Index marginally outperformed the MSCI-EAFE Index for the six-month reporting period. On an inception-to-date basis, the Schwab International Index continues to outperform the MSCI-EAFE Index. As we have discussed in previous reports, these two indices are constructed differently, and it is not unusual that the performances should differ somewhat during various time periods.

                                                                                                                  INCEPTION
                                                                                                                 (9/3/93) TO
                                                                                                                DATE AVERAGE
                                                                                                   SIX MONTHS   ANNUAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
Schwab International Index                                                                             16.04%        10.75%
-----------------------------------------------------------------------------------------------------------------------------
MSCI-EAFE Index                                                                                        15.28%         8.80%
-----------------------------------------------------------------------------------------------------------------------------

Q. HOW HAVE THE COUNTRY WEIGHTINGS IN THE SCHWAB INTERNATIONAL INDEX CHANGED OVER THE PAST FOUR YEARS?

A. The graph below shows the top seven countries by their percentage weighting in the Schwab International Index as of 4/30/99, as well as the historical weightings of these countries since 4/30/96. Since 1996, the most significant change has been the decrease in the weighting for Japan

(down 13.2% to 22.6%) and the increase in the weighting for the United Kingdom (up 6.7% to 26.0%). Other European countries such as Germany, France and Italy also experienced increased weightings in the index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SCHWAB INTERNATIONAL INDEX FUND REPORT
                       United Kingdom      Japan     Germany     France   Switzerland    Netherlands   Italy   All Others
4/30/96                        19.26      35.782       7.625      6.653         6.858       5.628      2.28     15.915
4/30/97                        23.183     27.863       8.47       7.005         7.494       6.766      2.458    16.761
4/30/98                        25.063     23.923       9.009      7.335         8.007       7.112      3.165    16.388
4/30/99                        25.967     22.58        9.64       8.537         7.894       6.835      4.065    14.483
% OF TOTAL INDEX

Q. HOW DO INTERNATIONAL INDEX FUNDS PERFORM IN A DOWN MARKET?

A. Unlike actively managed equity funds, equity index funds do not use two management techniques commonly associated with active fund management and down markets--namely the buildup of the portfolio cash position to unusually high levels, and/or the overweighting of "defensive" stocks in the portfolio. Lacking these tools, it is fair to pose the question of whether index funds underperform actively managed funds in down markets.

The Schwab Center for Investment Research recently looked at how the MSCI-EAFE-Registered Trademark- Index compared with the average actively managed foreign stock fund during four down markets. The results are summarized below.

                                                                                                                 ACTIVELY
                                                                                                                  MANAGED
                                                                                                  MSCI-EAFE    FOREIGN STOCK
TIME PERIOD                                                                                         INDEX          FUND
----------------------------------------------------------------------------------------------------------------------------
7/1/81 through 6/30/82                                                                              (14.7)%       (19.0)%
----------------------------------------------------------------------------------------------------------------------------
10/1/89 through 9/30/90                                                                             (27.4)%       (11.5)%
----------------------------------------------------------------------------------------------------------------------------
11/1/91 through 10/31/92                                                                            (12.9)%        (4.7)%
----------------------------------------------------------------------------------------------------------------------------

The results of the study showed that there was no clear pattern. In two of the three down market periods studied, the actively managed foreign stock funds outperformed the MSCI-EAFE Index. In the other period, the relationship was reversed. Keep in mind that investors cannot invest in an index directly and that indices do not reflect advisory fees and other expenses associated with an investment in a fund.

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
                                Number       Value
                               of Shares    (000s)
                             ---------    -----------
COMMON STOCK -- 99.0%
AEROSPACE / DEFENSE -- 1.3%
Boeing Co.                     544,754    $  22,131
General Dynamics Corp.          72,962        5,126
Lockheed Martin Corp.          228,510        9,840
Northrop Grumman Corp.          40,139        2,566
Raytheon Co., Class B          193,294       13,579
Rockwell International Corp.   111,936        5,779
Textron, Inc.                   91,245        8,406
United Technologies Corp.      130,392       18,891
                                          ---------
                                             86,318
                                          ---------
AIR TRANSPORTATION -- 0.5%
AMR Corp./Del+                 106,784        7,455
Delta Air Lines, Inc.           81,106        5,145
FDX Corp.+                      88,144        9,922
Southwest Airlines Co.         199,012        6,480
U.S. Airways Group, Inc.+       49,290        2,683
                                          ---------
                                             31,685
                                          ---------
ALCOHOLIC BEVERAGES -- 0.6%
Adolph Coors Co., Class B       23,077        1,235
Anheuser-Busch Companies, Inc. 275,827       20,170
Brown-Forman Corp., Class B     37,444        2,759
Seagram Co., Ltd.              230,575       13,229
                                          ---------
                                             37,393
                                          ---------
APPAREL -- 0.3%
Fruit of the Loom, Inc.,
   Class A+                     35,553          380
Liz Claiborne, Inc.             40,646        1,344
Nike, Inc., Class B            171,403       10,659
Reebok International, Ltd.+     58,118        1,093
Russell Corp.                   16,476          365
VF Corp.                        67,762        3,490
                                          ---------
                                             17,331
                                          ---------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 1.7%
B.F. Goodrich Co.               41,613        1,654
Cooper Tire & Rubber Co.        44,764          982
Cummins Engine Co., Inc.        22,880        1,224
Dana Corp.                      97,996        4,618
Danaher Corp.                   80,300        5,335
Eaton Corp.                     41,161        3,774
Fleetwood Enterprises, Inc.     23,175          572
Ford Motor Co.                 701,095       44,826
General Motors Corp.           380,423       33,834
Genuine Parts Co.              105,376        3,161

                                Number       Value
                               of Shares    (000s)
                              ---------   ---------

Goodyear Tire & Rubber Co.     93,026$        5,320
Navistar International Corp.+   36,753        1,923
TRW, Inc.                       67,457        2,829
                                          ---------
                                            110,052
                                          ---------
BANKS -- 7.3%
AmSouth Bancorp.                72,500        3,448
Bank of America Corp.        1,006,199       72,446
Bank of New York Co., Inc.     438,786       17,551
Bank One Corp.                 681,824       40,228
BankBoston Corp.               178,008        8,722
Bankers Trust New York Corp.    54,808        4,936
BB&T Corp.                     177,272        7,080
Chase Manhattan Corp.          489,870       40,537
Comerica, Inc.                  91,830        5,975
Fifth Third Bancorp.           155,083       11,118
Firstar Corp.                  403,200       12,121
First Union Corp.              574,921       31,836
Fleet Financial Group, Inc.    326,944       14,079
Golden West Financial Corp.     34,019        3,406
Huntington Bancshares Inc.     118,828        4,211
J.P. Morgan & Co., Inc.        100,074       13,485
KeyCorp, Inc.                  260,508        8,059
Mellon Bank Corp.              149,726       11,127
Mercantile Bancorp, Inc.        93,200        5,312
National City Corp.            188,050       13,493
Northern Trust Corp.            66,500        6,193
PNC Bank Corp.                 171,741        9,940
Regions Financial Corp.        124,500        4,700
Republic New York Corp.         63,630        3,738
SouthTrust Corp.                99,700        3,972
State Street Corp.              94,035        8,228
Summit Bancorp.                106,300        4,504
SunTrust Banks, Inc.           186,147       13,310
Synovus Financial Corp.        162,047        3,585
U.S. Bancorp.                  422,481       15,658
Union Planters Corp.            77,100        3,301
Wachovia Corp.                 118,726       10,433
Washington Mutual, Inc.        341,256       14,034
Wells Fargo & Co.              952,506       41,136
                                          ---------
                                            471,902
                                          ---------
BUSINESS MACHINES & SOFTWARE -- 11.5%
3Com Corp.+                    203,520        5,317
Adobe Systems, Inc.             39,752        2,519
Apple Computer, Inc.+           76,866        3,536
Autodesk, Inc.                  38,000        1,131
BMC Software, Inc.+            141,400        6,089

                                Number       Value
                               of Shares    (000s)
                               ---------  --------
Cabletron Systems, Inc.+        89,329    $     843
Ceridian Corp.+                 80,720        2,956
Cisco Systems, Inc.+           918,245      104,737
Compaq Computer Corp.          992,194       22,138
Computer Associates
  International, Inc.          315,390       13,463
Compuware Corp.+               217,200        5,294
Data General Corp.+             31,600          369
Dell Computer Corp.+         1,482,128       61,045
Gateway 2000, Inc.+             91,800        6,076
Hewlett-Packard Co.            587,373       46,329
Honeywell, Inc.                 74,766        7,084
International Business
  Machines Corp.               536,452      112,219
Microsoft Corp.+             2,937,312      238,840
Novell, Inc.+                  203,729        4,533
Oracle Systems Corp.+          837,295       22,659
Parametic Technology Corp.+    150,832        1,970
PeopleSoft, Inc.+              129,300        1,770
Pitney Bowes, Inc.             158,502       11,085
Seagate Technology, Inc.+      138,811        3,869
Silicon Graphics, Inc.+         99,570        1,270
Sun Microsystems, Inc.+        444,342       26,577
Unisys Corp.+                  147,665        4,642
Xerox Corp.                    381,424       22,409
                                          ---------
                                            740,769
                                          ---------
BUSINESS SERVICES -- 3.5%
America Online, Inc.+          597,600       85,307
Automatic Data
   Processing, Inc.            355,424       15,816
Browning-Ferris
   Industries, Inc.             99,213        3,956
Cendant Corp.+                 487,300        8,771
Computer Sciences Corp.+        93,822        5,588
Deluxe Corp.                    42,372        1,467
Ecolab, Inc.                    77,470        3,249
Equifax, Inc.                   83,115        2,987
First Data Corp.               256,527       10,886
H&R Block, Inc.                 53,617        2,580
Interpublic Group of
  Companies, Inc.               78,260        6,070
Laidlaw, Inc.                  174,887        1,104
Moore Corp., Ltd.               50,785          508
National Service

Industries, Inc.                20,694          806
Omnicom Group, Inc.            100,600        7,294
Paychex, Inc.                   92,100        4,703
R.R. Donnelley & Sons Co.       82,206        2,908

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------
Tyco International Ltd.        473,780    $  38,495
Waste Management, Inc.         346,526       19,579
                                          ---------
                                            222,074
                                          ---------
CHEMICAL -- 1.9%
Air Products & Chemicals, Inc. 132,358        6,221
Dow Chemical Co.               128,576       16,868
E.I. du Pont de Nemours & Co.  651,662       46,024
Eastman Chemical Co.            46,764        2,604
Great Lakes Chemical Corp.      32,225        1,541
Hercules, Inc.                  56,707        2,144
Minnesota Mining &
  Manufacturing Co.            232,268       20,672
Morton International, Inc.      68,778        2,777
Nalco Chemical Co.              38,640        1,413
PPG Industries, Inc.           102,775        6,674
Praxair, Inc.                   90,930        4,706
Rohm & Haas Co.                 95,187        4,266
Sigma-Aldrich Corp.             56,709        1,843
Union Carbide Corp.             78,060        4,049
W.R. Grace & Co.+               44,452          708
                                          ---------
                                            122,510
                                          ---------
CONSTRUCTION -- 0.3%
Armstrong World Industries,
  Inc.                          21,685        1,187
Centex Corp.                    38,922        1,423
Crane Co.                       39,069        1,131
Fluor Corp.                     43,275        1,444
Kaufman & Broad Home Corp.      27,481          668
Masco Corp.                    197,990        5,816
Owens Corning                   29,211        1,041
Pulte Corp.                     30,488          690
Sherwin-Williams Co.            98,861        3,077
The Stanley Works               48,386        1,473
                                          ---------
                                             17,950
                                          ---------
CONSUMER - DURABLE -- 0.3%
Black & Decker Corp.            53,297        3,025
Fortune Brands, Inc.           100,758        3,980
Maytag Corp.                    52,506        3,590
Newell Rubbermaid, Inc.        162,833        7,724
Whirlpool Corp.                 46,556        3,090
                                          ---------
                                             21,409
                                          ---------
CONSUMER - NONDURABLE -- 1.3%
American Greetings Corp.,
  Class A                       41,157        1,078
Darden Restaurants, Inc.        76,120        1,698

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)
                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Hasbro, Inc.                   109,997    $   3,754
Jostens, Inc.                   18,082          388
Mattel, Inc.                   170,207        4,404
McDonald's Corp.               790,374       33,492
RJR Nabisco Holdings Corp.     183,300        4,720
Tricon Global
   Restaurants, Inc.+           90,050        5,797
Unilever NV+                   372,437       24,185
Wendy's International, Inc.     68,575        1,856
                                          ---------
                                             81,372
                                          ---------
CONTAINERS -- 0.2%
Ball Corp.                      19,263        1,058
Bemis Co., Inc.                 30,311        1,061
Crown Cork & Seal Co., Inc.     76,268        2,479
Owens-Illinois, Inc.+           84,993        2,465
Sealed Air Corp.+               47,226        2,872
                                          ---------
                                              9,935
                                          ---------
ELECTRONICS -- 6.2%
Advanced Micro Devices, Inc.+   88,294        1,451
Andrew Corp.+                   46,788          652
Applied Materials, Inc.+       214,762       11,517
Ascend Communications, Inc.+   126,300       12,204
EG&G, Inc                       23,296          728
Electronic Data Systems Corp.  290,100       15,593
EMC Corp.+                     290,531       31,650
Emerson Electric Co.           254,226       16,398
General Instrument Corp.+       92,908        3,391
Harris Corp.                    49,166        1,699
Intel Corp.                  1,941,624      118,803
KLA-Tencor Corp.+               51,775        2,569
LSI Logic Corp.+                81,597        2,774
Lucent Technologies, Inc.    1,532,040       92,114
Micron Technology, Inc.+       149,440        5,548
Motorola, Inc.                 350,844       28,111
National Semiconductor Corp.+   92,137        1,152
Perkin Elmer Corp.+             27,391        2,962
Scientific-Atlanta, Inc.        44,262        1,405
Solectron Corp.+               144,900        7,028
Tektronix, Inc.                 24,305          589
Tellabs, Inc.+                 112,878       12,350
Texas Instruments, Inc.        228,101       23,295
Thermo Electron Corp.+          93,614        1,504
Thomas & Betts Corp.            30,315        1,273
                                          ---------
                                            396,760
                                          ---------

                                Number       Value
                               of Shares    (000s)
                               ---------  --------

ENERGY - RAW MATERIALS -- 0.9%
Anadarko Petroleum Corp.        69,850    $   2,650
Apache Corp.                    56,489        1,734
Baker Hughes, Inc.             192,708        5,757
Burlington Resources, Inc.     101,155        4,659
Halliburton Co.                255,529       10,892
Helmerich & Payne, Inc.         33,504          863
McDermott International, Inc.   40,216        1,166
Occidental Petroleum Corp.     198,092        3,999
ONEOK, Inc.                     22,365          625
Rowan Companies, Inc.+          47,281          757
Schlumberger Ltd.              315,534       20,155
Sempra Energy                  134,111        2,783
Sunoco, Inc.                    51,352        1,836
Union Pacific Resources
   Group Inc.                  139,762        1,957
                                          ---------
                                             59,833
                                          ---------
FOOD & AGRICULTURE -- 4.0%
Archer Daniels Midland Co.     358,326        5,375
Bestfoods, Inc.                166,400        8,351
Campbell Soup Co.              258,827       10,612
Coca-Cola Co.                1,440,382       97,946
Coca-Cola Enterprises, Inc.    230,600        7,956
ConAgra, Inc.                  284,988        7,089
General Mills, Inc.             91,334        6,679
H.J. Heinz Co.                 210,638        9,834
Hershey Foods Corp.             86,398        4,547
Kellogg Co.                    235,762        8,723
Monsanto Co.                   361,265       16,347
PepsiCo, Inc.                  849,997       31,397
Pioneer-Hi-Bred
   International, Inc          144,814        5,412
Quaker Oats Co.                 79,687        5,145
Ralston-Ralston Purina Group   189,069        5,767
Sara Lee Corp.                 522,938       11,635
SYSCO Corp.                    190,428        5,653
Wm. Wrigley Jr. Co.             69,443        6,159
                                          ---------
                                            254,627
                                          ---------
GOLD -- 0.2%
Barrick Gold Corp.             214,579        4,318
Battle Mountain Gold Co.       100,980          284
Homestake Mining Co.           158,807        1,519
Newmont Mining Corp.            96,969        2,333
Placer Dome, Inc.              148,700        2,100
                                          ---------
                                             10,554
                                          ---------
 44

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

HEALTHCARE/DRUGS & MEDICINE -- 11.0%
Abbott Laboratories            884,214    $  42,829
Allergan, Inc.                  38,735        3,481
ALZA Corp.+                     57,078        1,916
American Home Products Corp.   769,910       46,965
Amgen, Inc.+                   294,108       18,069
Bausch & Lomb, Inc.             30,816        2,311
Baxter International, Inc.     166,284       10,476
Becton, Dickinson & Co.        150,210        5,586
Biomet, Inc.                    70,832        2,904
Boston Scientific Corp.+       229,312        9,760
Bristol-Meyers Squibb Co.    1,156,464       73,508
C.R. Bard, Inc.                 31,120        1,525
Cardinal Health, Inc.          161,090        9,635
Columbia / HCA Healthcare
  Corp.                        369,316        9,117
Eli Lilly & Co.                639,624       47,092
Guidant Corp.                  174,620        9,375
HCR Manor Care, Inc.+           62,433        1,733
HealthSouth Corp.+             235,609        3,166
Humana, Inc.+                   95,742        1,304
IMS Health, Inc.               185,686        5,571
Johnson & Johnson              782,880       76,331
Mallinckrodt, Inc.              40,553        1,422
McKesson HBOC, Inc.            163,420        5,720
Medtronic, Inc.                342,077       24,608
Merck & Co., Inc.            1,385,946       97,363
Pfizer, Inc.                   756,100       86,999
Pharmacia & Upjohn, Inc.       292,961       16,406
Schering-Plough Corp.          857,162       41,412
Service Corp. International    153,926        3,194
Shared Medical Systems Corp.    17,852          970
St. Jude Medical, Inc.+         46,392        1,293
Tenet Healthcare Corp.+        186,433        4,404
United Healthcare Corp.        109,392        6,140
Warner Lambert Co.             476,401       32,365
Watson Pharmaceuticals, Inc.+   54,300        2,199
                                          ---------
                                            707,149
                                          ---------
HOUSEHOLD PRODUCTS -- 2.2%
Alberto-Culver Co., Class B     32,017          796
Avon Products, Inc.            153,354        8,329
Clorox Co.                      70,016        8,078
Colgate-Palmolive Co.          171,418       17,560
Gillette Co.                   641,538       33,480
International Flavors &
  Fragrances, Inc.              61,628        2,434


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Procter & Gamble Co.           773,322    $  72,547
Tupperware Corp.                36,428          863
                                          ---------
                                            144,087
                                          ---------
INSURANCE -- 3.4%
Aetna, Inc.                     83,758        7,345
Allstate Corp.                 472,818       17,199
American General Corp.         144,622       10,702
American International
   Group, Inc.                 717,308       84,239
Aon Corp.                      100,699        6,898
Chubb Corp.                     96,460        5,715
CIGNA Corp.                    120,465       10,503
Cincinnati Financial Corp.      94,145        3,801
Conseco, Inc.                  192,302        6,070
Hartford Financial Services
  Group, Inc.                  137,392        8,098
Jefferson-Pilot Corp.           64,922        4,374
Lincoln National Corp.          57,413        5,515
Marsh & McLennan Companies,
  Inc.                         150,878       11,552
MBIA, Inc.                      59,186        3,980
MGIC Investment Corp.           64,438        3,129
Progressive Corp.               41,151        5,905
Provident Companies, Inc.       83,200        3,276
SAFECO Corp.                    75,791        3,013
St. Paul Companies, Inc.       134,316        3,853
Torchmark Corp.                 85,789        2,933
Transamerica Corp.              74,864        5,334
UNUM Corp.                      80,192        4,381
                                          ---------
                                            217,815
                                          ---------
MEDIA -- 2.8%
CBS Corp.+                     407,475       18,566
Clear Channel Communications,
  Inc.+                        151,610       10,537
Comcast Corp., Class A         214,529       14,092
Dow Jones & Co., Inc.           56,800        3,096
Gannett Co., Inc.              166,092       11,761
Harcourt General, Inc.          40,048        1,910
King World Productions, Inc.+   39,354        1,387
Knight-Ridder, Inc.             44,683        2,405
McGraw-Hill Companies, Inc.    117,114        6,471
Mediaone Group+                354,167       28,887
Meredith Group                  27,112          995
New York Times Co., Class A    102,700        3,543
Time Warner, Inc.              715,340       50,074
Times Mirror Co., Series A      45,800        2,679

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Tribune Co.                     67,656    $   5,645
Viacom, Inc., Class B+         400,474       16,369
                                          ---------
                                            178,417
                                          ---------
MISCELLANEOUS FINANCE -- 5.7%
American Express Co.           263,079       34,381
Associates First Capital Corp. 419,802       18,602
Bear Stearns Companies, Inc.    65,625        3,060
Capital One Financial Corp.     37,800        6,565
Charles Schwab Corp.           233,279       25,602
Citigroup, Inc.              1,318,904       99,248
Countrywide Credit
   Industries, Inc.             63,424        2,874
Dun & Bradstreet Corp.         105,156        3,864
Fannie Mae                     600,817       42,620
Franklin Resources, Inc.       149,000        5,960
Freddie Mac                    391,252       24,551
Household International, Inc.  282,208       14,199
Lehman Brothers Holdings, Inc.  74,700        4,151
MBNA Corp.                     466,320       13,144
Merrill Lynch & Co., Inc.      204,692       17,181
Morgan Stanley, Dean Witter,
  Discover & Co.               336,136       33,341
Providian Financial Corp.       83,794       10,815
SLM Holding Corp.               99,400        4,243
                                          ---------
                                            364,401
                                          ---------
NON-FERROUS METALS -- 0.4%
Alcan Aluminum, Ltd.           135,074        4,289
Alcoa Inc.                     215,626       13,423
Asarco, Inc.                    29,188          536
Cyprus Amax Minerals Co.        58,795          904
Engelhard Corp.                 81,701        1,568
Freeport-McMoRan Copper &
  Gold, Inc., Class B           92,215        1,412
Inco, Ltd.                      97,949        1,879
Phelps Dodge Corp.              36,826        2,329
Reynolds Metals Co.             35,554        2,218
                                          ---------
                                             28,558
                                          ---------
OIL - DOMESTIC -- 0.7%
Amerada Hess Corp.              53,492        3,049
Ashland, Inc.                   41,856        1,768
Atlantic Richfield Co.         191,370       16,063
Kerr-McGee Corp.                55,073        2,334
Phillips Petroleum Co.         153,650        7,779
Unocal Corp.                   143,916        5,982
USX-Marathon Group             174,302        5,447
                                          ---------
                                             42,422
                                          ---------

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

OIL - INTERNATIONAL -- 4.6%
Chevron Corp.                  381,268    $  38,031
Exxon Corp.                  1,416,569      117,664
Mobil Corp.                    454,942       47,655
Royal Dutch Petroleum Co. -
  Sponsored ADR              1,248,880       73,294
Texaco, Inc.                   308,054       19,330
                                          ---------
                                            295,974
                                          ---------
OPTICAL & PHOTO -- 0.2%
Eastman Kodak Co.              187,381       13,983
Polaroid Corp.                  27,095          559
                                          ---------
                                             14,542
                                          ---------
PAPER & FOREST PRODUCTS -- 1.0%
Boise Cascade Corp.             32,316        1,301
Champion International Corp.    53,800        2,942
Fort James Corp.               123,695        4,700
Georgia-Pacific Group           50,391        4,661
International Paper Co.        177,732        9,475
Kimberly-Clark Corp.           313,013       19,192
Louisiana-Pacific Corp.         57,328        1,193
Mead Corp.                      55,719        2,330
Potlatch Corp.                  18,560          769
Temple Inland, Inc.             34,119        2,354
Union Camp Corp.                38,345        3,044
Westvaco Corp.                  53,813        1,608
Weyerhaeuser Co.               116,117        7,794
Willamette Industries, Inc.     66,732        3,120
                                          ---------
                                             64,483
                                          ---------
PRODUCER GOODS & MANUFACTURING -- 4.7%
Allied Signal, Inc.            322,382       18,940
Avery Dennison Corp.            70,815        4,833
Briggs & Stratton Corp.         16,153        1,065
Case Corp.                      45,156        1,564
Caterpillar, Inc.              210,786       13,569
Cooper Industries, Inc.         58,255        2,818
Corning, Inc.                  133,282        7,630
Deere & Co.                    134,927        5,802
Dover Corp.                    127,565        4,712
FMC Corp.+                      20,778        1,351
Foster Wheeler Corp.            16,285          220
General Electric Co.         1,902,940      200,760
Harnischfeger
   Industries, Inc.             32,303          315
Illinois Tool Works, Inc.      145,621       11,213
Ingersoll Rand Co.              95,897        6,635
ITT Industries, Inc.            57,647        2,075

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Johnson Controls, Inc.          49,375    $   3,601
Milacron Inc.                   31,183          717
Millipore Corp.                 29,991          920
NACCO Industries, Inc.,
   Class A                       6,117          494
Pall Corp.                      65,366        1,205
Parker-Hannifin Corp.           61,133        2,869
Raychem Corp.                   45,182        1,195
Snap-On, Inc.                   33,178        1,080
Springs Industries, Inc.         7,642          286
Tenneco, Inc.                   94,956        2,564
The Timken Co.                  43,032          960
W.W. Grainger, Inc.             53,508        2,685
                                          ---------
                                            302,078
                                          ---------
RAILROAD & SHIPPING -- 0.6%
Burlington Northern
  Santa Fe Corp.               274,075       10,038
CSX Corp.                      131,755        6,489
Kansas City Southern
   Industries, Inc.             66,200        3,943
Norfolk Southern Corp.         219,988        7,191
Union Pacific Corp.            147,316        8,839
                                          ---------
                                             36,500
                                          ---------
RETAIL -- 6.1%
Albertson's, Inc.              143,513        7,391
American Stores Co.            154,769        4,885
AutoZone, Inc.+                 85,715        2,571
Circuit City Stores, Inc.       59,806        3,678
Consolidated Stores Corp.+      63,000        2,166
Costco Companies, Inc.+        126,144       10,210
CVS Corp.                      229,518       10,931
Dayton Hudson Corp.            254,510       17,132
Dillards, Inc., Class A         66,633        1,845
Dollar General Corp.            98,725        3,462
Federated Department Stores,
  Inc.+                        123,437        5,763
Fred Meyer, Inc.+               91,800        4,969
Gap, Inc.                      334,535       22,268
Great Atlantic & Pacific
  Tea Co., Inc.                 20,280          624
Home Depot, Inc.               854,750       51,232
IKON Office Solutions           87,577        1,056
J.C. Penney Co., Inc.          150,920        6,886
Kmart Corp.+                   277,517        4,128
Kohl's Corp.+                   90,100        5,986
Kroger Co.+                    149,731        8,132

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Limited, Inc.                  128,467    $   5,620
Longs Drug Stores, Inc.         25,682          883
Lowe's Companies, Inc.         216,026       11,395
May Department Stores Co.      202,279        8,053
Nordstrom, Inc.                 87,122        3,066
Pep Boys-Manny, Moe, & Jack     44,232          633
Rite Aid Corp.                 152,814        3,562
Safeway, Inc.+                 282,600       15,243
Sears, Roebuck & Co.           222,618       10,240
Staples, Inc.+                 268,450        8,054
SUPERVALU, Inc.                 64,054        1,337
Tandy Corp.                     56,621        4,101
TJX Companies, Inc.            193,982        6,462
Toys "R" Us, Inc.+             147,696        3,212
Wal-Mart Stores, Inc.        2,583,262      118,830
Walgreen Co.                   580,656       15,605
Winn Dixie Stores, Inc.         83,711        2,998
                                          ---------
                                            394,609
                                          ---------
STEEL -- 0.1%
Allegheny Teledyne, Inc.       117,503        2,629
Bethlehem Steel Corp.+          68,935          629
Nucor Corp.                     49,384        2,898
USX-U.S. Steel Group, Inc.      51,779        1,566
Worthington Industries, Inc.    57,402          793
                                          ---------
                                              8,515
                                          ---------
TELEPHONE -- 8.8%
AirTouch Communications, Inc.+ 332,052       31,005
Alltel Corp.                   161,490       10,890
Ameritech Corp.                636,298       43,547
AT&T Corp.                   1,834,818       92,658
Bell Atlantic Corp.            901,696       51,960
BellSouth Corp.              1,128,842       50,516
Century Telephone
   Enterprises, Inc.+           76,450        3,077
Frontier Corp.                  98,543        5,438
GTE Corp.                      559,198       37,431
MCI WorldCom, Inc.+          1,068,636       87,829
Nextel Communications Inc.,
  Class A+                     181,800        7,442
Nortel Networks Corp.          389,220       26,540
SBC Communications, Inc.     1,139,882       63,833
Sprint Corp.                   257,499       26,410
Sprint Corp. (PCS Group)+      265,449       11,248
U S  WEST Inc.                 293,662       15,362
                                          ---------
                                            565,186
                                          ---------
                                                                              47

SCHWAB S&P 500 FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

TOBACCO -- 0.9%
Loew's Corp.                    68,040    $   4,980
Philip Morris Companies,
   Inc.                      1,409,962       49,437
UST, Inc.                      104,684        2,918
                                          ---------
                                             57,335
                                          ---------
TRAVEL & RECREATION -- 1.0%
Brunswick Corp.                 51,407        1,234
Carnival Corp.                 351,200       14,487
Harrah's Entertainment, Inc.+   71,711        1,578
Hilton Hotels Corp.            146,822        2,294
Marriott International, Inc.,
  Class A                      144,632        6,056
Mirage Resorts, Inc.+          102,374        2,297
Walt Disney Co.              1,191,130       37,818
                                          ---------
                                             65,764
                                          ---------
TRUCKING & FREIGHT -- 0.1%
PACCAR, Inc.                    48,963        2,742
Ryder Systems, Inc.             44,062        1,162
                                          ---------
                                              3,904
                                          ---------
UTILITIES - ELECTRIC & GAS -- 2.7%
AES Corp.+                     103,900        5,195
Ameren Corp.                    84,013        3,250
American Electric Power
   Co., Inc.                   111,095        4,604
Baltimore Gas & Electric Co.+   85,808        2,413
Carolina Power & Light Co.      85,216        3,435
Central & South West Corp.     124,943        3,100
Cinergy Corp.                   96,129        2,866
CMS Energy Corp.                60,100        2,644
Coastal Corp.                  124,842        4,775
Columbia Energy Group           45,774        2,200
Consolidated Edison, Inc.      133,591        6,070
Consolidated Natural Gas Co.    55,499        3,302
Dominion Resources, Inc.       110,388        4,540
DTE Energy Co.                  83,703        3,416
Duke Energy Corp.              214,115       11,990
Eastern Enterprises             13,843          497
Edison International           206,129        5,050
Enron Corp.                    206,039       15,504
Entergy Corp.                  141,204        4,413
First Energy Corp.             133,181        3,954
FPL Group, Inc.                107,980        6,087
GPU, Inc.                       70,352        2,682
New Century Energies, Inc.      64,100        2,244
NICOR, Inc.                     28,201        1,026

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Niagara Mohawk Holdings, Inc.+  99,602   $    1,332
Northern States Power Co.       90,108        2,174
PacifiCorp.                    174,619        2,914
PECO Energy Co.                129,365        6,137
Peoples Energy Corp.            22,173          829
PG&E Corp.                     219,516        6,819
PP&L Resources, Inc.            89,145        2,491
Public Service Enterprise
  Group, Inc.                  144,485        5,779
Reliant Energy, Inc.           160,186        4,535
Sonat, Inc.                     61,979        2,216
Southern Co.                   407,431       11,026
Texas Utilities Co.            166,887        6,634
Unicom Corp.                   128,452        4,986
Williams Companies, Inc.       246,564       11,650
                                         ----------
                                            174,779
                                         ----------
Total Common Stock
  (Cost $4,889,112)                       6,358,992
                                         ----------
                                  Par
                                (000s)
                               --------
U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bills (a) (b)
   4.45%, 06/10/99              $1,600        1,593
   4.51%, 06/24/99               2,000        1,987
                                         ----------
Total U.S. Treasury Obligations
  (Cost $3,579)                               3,580
                                         ----------
                                Number
                               of Shares
                              ----------

SHORT-TERM INVESTMENTS -- 1.1%
Temporary Investment Fund, Inc. -
  Temporary Cash Portfolio,
   4.57%*                   70,594,183       70,594
                                         ----------
total Short-Term Investments
  (Cost $70,594)                             70,594
                                         ----------
Total Investments -- 100.1%
  (Cost $4,963,285)                       6,433,166
                                         ----------
Other Assets and Liabilities, Net --
   (0.1%)
   Other assets                             743,260
   Liabilities                             (752,209)
                                         ----------
                                             (8,949)
                                         ----------
Total Net Assets -- 100.0%               $6,424,217
                                         ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS
   AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

COMMON STOCK -- 99.7%
AEROSPACE / DEFENSE -- 1.4%
Boeing Co.                     529,052   $   21,493
Coltec Industries, Inc.+        18,200          394
Cordant Technologies, Inc.      14,200          655
General Dynamics Corp.          68,600        4,819
Gulfstream Aerospace Corp.+     35,000        1,706
Litton Industries, Inc.+        20,500        1,284
Lockheed Martin Corp.          207,184        8,922
Northrop Grumman Corp.          39,900        2,551
Orbital Sciences Corp.+         10,000          211
Raytheon Co., Class A           52,000        3,598
Raytheon Co., Class B          181,400       12,743
Rockwell International Corp.   109,600        5,658
Sundstrand Corp.                34,600        2,483
Textron, Inc.                   85,400        7,867
United Technologies Corp.      125,400       18,167
                                         ----------
                                             92,551
                                         ----------
AIR TRANSPORTATION -- 0.6%
Airborne Freight Corp.          19,200          614
Alaska Airgroup, Inc.+          19,500          859
AMR Corp./Del+                 104,200        7,274
Comair Holdings, Inc.           57,000        1,258
Continental Airlines, Inc.,
  Class B+                      33,400        1,442
Delta Air Lines, Inc.           80,400        5,100
FDX Corp.+                      80,680        9,082
Northwest Airlines Corp.,
  Class A+                      46,500        1,584
Southwest Airlines Co.         176,900        5,760
U.S. Airways Group, Inc.+       51,500        2,804
UAL Corp.+                      32,700        2,641
                                         ----------
                                             38,418
                                         ----------
ALCOHOLIC BEVERAGES -- 0.3%
Adolph Coors Co., Class B       28,000        1,498
Anheuser-Busch Companies, Inc. 256,800       18,778
Brown-Forman Corp., Class B     36,700        2,704
                                         ----------
                                             22,980
                                         ----------
APPAREL -- 0.3%
Jones Apparel Group, Inc.+      57,200        1,888
Liz Claiborne, Inc.             32,000        1,058
Nike, Inc., Class B            150,600        9,365
Unifi, Inc.                     21,925          307
VF Corp.                        63,100        3,250
Warnaco Group, Inc., Class A    28,600          763
                                         ----------
                                             16,631
                                         ----------

                                Number       Value
                               of Shares    (000s)
                              ---------  ----------

AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 1.8%
Autonation, Inc.+              243,900   $    3,491
B.F. Goodrich Co.               38,400        1,526
Borg-Warner Automotive, Inc.     9,200          522
Carlisle Companies, Inc.        16,000          784
Cooper Tire & Rubber Co.        39,500          867
Cummins Engine Co., Inc.        24,800        1,327
Dana Corp.                      96,688        4,556
Danaher Corp.                   70,800        4,704
Eaton Corp.                     42,100        3,860
Federal-Mogul Corp.             33,900        1,487
Fleetwood Enterprises, Inc.     22,000          543
Ford Motor Co.                 658,500       42,103
General Motors Corp.           358,400       31,875
General Motors Corp., Class H+  53,000        2,935
Gentex Corp.+                   45,000        1,353
Genuine Parts Co.               95,575        2,867
Goodyear Tire & Rubber Co.      84,300        4,821
Harley-Davidson, Inc.           81,400        4,853
Lear Corp.+                     36,000        1,651
Meritor Automotive, Inc.        40,000          847
Navistar International Corp.+   36,000        1,883
TRW, Inc.                       62,700        2,629
                                         ----------
                                            121,484
                                         ----------
BANKS -- 7.5%
Amsouth Bancorp.                67,800        3,225
Associated Bancorp.             39,625        1,441
Astoria Financial Corp.         29,750        1,491
BancWest Corp.                  25,000          995
Bank of America Corp.          951,306       68,494
Bank of New York Co., Inc.     418,600       16,744
Bank One Corp.                 650,692       38,391
BankBoston Corp.               163,040        7,989
Bankers Trust New York Corp.    67,940        6,119
BB&T Corp.                     175,500        7,009
CCB Financial Corp.             21,000        1,213
Centura Banks, Inc.             10,000          596
Chase Manhattan Corp.          465,460       38,517
City National Corp.             25,000          966
CNB Bancshares, Inc.            20,000          849
Colonial BancGroup, Inc.        40,000          495
Comerica, Inc.                  81,296        5,289
Commerce Bancorp, Inc.          10,000          441
Commerce Bancshares, Inc.       30,441        1,246
Compass Bancshares, Inc.        54,412        1,483
Cullen/Frost Bankers, Inc.       8,600          464

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Fifth Third Bancorp.           146,443   $   10,498
First American Corp. -
   Tennessee 65,086              2,526
First Security Corp.            92,627        1,760
Firstar Corp.                  376,320       11,313
First Tennessee National Corp.  72,600        3,131
First Union Corp.              535,822       29,671
First Virginia Banks, Inc.      24,625        1,230
Firstmerit Corp.                46,800        1,302
Fleet Financial Group, Inc.    312,660       13,464
Fulton Finanacial Corp.         41,250          969
Golden West Financial Corp.     29,900        2,994
GreenPoint Financial Corp.      52,800        1,848
Hibernia Corp., Class A         80,000        1,065
HUBCO, Inc.                     22,000          778
Huntington Bancshares Inc.     117,799        4,174
J.P. Morgan & Co., Inc.         98,000       13,205
KeyCorp, Inc.                  256,846        7,946
Keystone Financial, Inc.        30,000          964
M&T Bank Corp.                   4,600        2,571
Marshall & Ilsley Corp.         57,185        4,003
Mellon Bank Corp.              143,244       10,645
Mercantile Bankshares Corp.     40,675        1,505
Mercantile Bancorp, Inc.        83,925        4,784
National City Corp.            183,300       13,152
National Commerce Bancorp.      60,000        1,500
North Fork Bancorporation, Inc. 67,000        1,507
Northern Trust Corp.            61,900        5,764
Old Kent Financial Corp.        57,749        2,729
Old National Bancorp.           18,768          955
Pacific Century Financial Corp. 40,350          878
Peoples Bank-Bridgeport         25,400          800
Peoples Heritage Financial
  Group, Inc.                   62,000        1,201
PNC Bank Corp.                 162,630        9,412
Regions Financial Corp.        118,765        4,483
Republic New York Corp.         57,800        3,396
SouthTrust Corp.                92,787        3,697
State Street Corp.              87,000        7,612
Summit Bancorp.                 86,850        3,680
SunTrust Banks, Inc.           217,556       15,555
Synovus Financial Corp.        137,962        3,052
Trustmark Corp.                 44,000          929
U.S. Bancorp.                  390,798       14,484
Union Planters Corp.            73,900        3,164
UnionBanCal Corp.               87,600        2,989
Valley National Bancorp.        35,000        1,008

                                Number       Value
                               of Shares    (000s)
                              ---------  ----------

Wachovia Corp.                 108,749   $    9,556
Washington Mutual, Inc.        331,447       13,631
Wells Fargo & Co.              891,576       38,505
Westamerica Bancorp.            16,800          561
Wilmington Trust Co.            14,200          872
Zions Bancorp.                  46,600        3,108
                                         ----------
                                            503,983
                                         ----------
 BUSINESS MACHINES & SOFTWARE -- 11.0%
3Com Corp.+                    187,450        4,897
Adaptec, Inc.+                  45,400        1,092
Adobe Systems, Inc.             31,800        2,015
Apple Computer, Inc.+           75,700        3,482
Autodesk, Inc.                  27,200          809
BMC Software, Inc.+            130,400        5,615
Cabletron Systems, Inc.+        82,000          774
Ceridian Corp.+                 85,400        3,128
Cisco Systems, Inc.+           862,725       98,405
Comdisco, Inc.                  91,066        2,396
Compaq Computer Corp.          910,768       20,322
Computer Associates
  International, Inc.          293,662       12,536
Compuware Corp.+               199,600        4,865
Comverse Technology, Inc.+      45,000        2,886
Concord EFS, Inc.+              72,275        2,412
Dell Computer Corp.+         1,384,200       57,012
Diebold, Inc.                   35,818          862
Electronics for Imaging, Inc.+  35,000        1,656
Gateway 2000, Inc.+             86,000        5,692
Hewlett-Packard Co.            556,500       43,894
Honeywell, Inc.                 69,100        6,547
I2 Technologies+                39,800        1,348
Informix Corp.+                 95,000          689
International Business
  Machines Corp.               504,900      105,619
Iomega Corp.+                  118,000          575
J. D. Edwards & Co.+            45,000          605
Legato Systems, Inc.+           15,000          607
Lexmark International
  Group, Inc., Class A+         35,000        4,322
Microchip Technology, Inc.+     30,000        1,050
Micron Electronics, Inc.+       48,000          489
Microsoft Corp.+             2,768,300      225,097
MindSpring Enterprises, Inc.+   20,000        1,939
National Computer Systems, Inc. 15,000          420
NCR Corporation+                59,451        2,437

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Network Appliance, Inc.+        34,000   $    1,711
New Era of Networks, Inc.+      20,000          751
Novell, Inc.+                  195,800        4,357
Novellus Systems, Inc.+         20,000          945
Oracle Systems Corp.+          777,843       21,050
Parametic Technology Corp.+    142,400        1,860
PeopleSoft, Inc.+              119,600        1,637
Pitney Bowes, Inc.             146,600       10,253
Pixar, Inc.+                    22,000          913
Platinum Technology, Inc.+      57,000        1,453
Quantum Corp.+                  95,400        1,705
Rambus Inc.+                    10,000          601
Rational Software Corp.+        55,000        1,629
Seagate Technology, Inc.+      132,060        3,681
Silicon Graphics, Inc.+         98,700        1,258
Sterling Commerce, Inc.+        47,000        1,472
Sterling Software, Inc.+        47,600          985
Storage Technology Corp.+       60,800        1,174
Sun Microsystems, Inc.+        422,000       25,241
Technology Data Corp.+          23,000          538
The Learning Company, Inc.+     43,000        1,333
Total System Services, Inc.    102,700        1,951
Transaction Systems
  Architects, Inc.+             17,500          568
Unisys Corp.+                  144,800        4,552
Wang Laboratories, Inc.+        23,000          576
Wind River Systems, Inc.+       15,000          225
Xerox Corp.                    359,400       21,115
                                         ----------
                                            740,028
                                         ----------
 BUSINESS SERVICES -- 4.5%
ACNielsen Corp.+                35,000          976
Affiliated Computer Services,
  Inc.+                         20,000          765
Allied Waste Industries, Inc.+ 141,365        2,500
America Online, Inc.+          587,908       83,924
American Management
  Systems, Inc.+                22,000          756
Apollo Group, Inc.+             42,500        1,052
Aspect Development, Inc.+       15,000          164
At Home Corp., Class A+         67,500        9,716
Automatic Data Processing,
   Inc.                        347,800       15,477
BISYS Group, Inc.+              17,000          863
Browning-Ferris Industries,
   Inc.                         91,200        3,637
Cambridge Technology
  Partners, Inc.+               24,000          346
Catalina Marketing Corp.+       15,000        1,282
CDW Computer Centers, Inc.+     10,000          895


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Cendant Corp.+                 457,259   $    8,231
CheckFree Holdings Corp.+       31,000        1,488
Ciber, Inc.+                    36,400          687
Cintas Corp.                    57,200        3,932
Citrix Systems, Inc.+           52,100        2,214
CMGI Inc.+                      27,000        6,873
Complete Business Solutions,
   Inc.+                        15,000          336
Computer Sciences Corp.+        82,196        4,896
CSG Systems International,
  Inc.+                         20,000         772
Deluxe Corp.                    46,000        1,593
DeVry, Inc.+                    35,000          923
DST Systems, Inc.+              30,000        1,747
Earthlink Network Inc+          20,000        1,379
Ecolab, Inc.                    72,800        3,053
Equifax, Inc.                   74,000        2,659
Excite, Inc.+                   31,000        4,526
Express Scripts, Inc.,
   Class A+                     17,000        1,252
First Data Corp.               244,302       10,368
Fiserv, Inc.+                   40,462        2,370
Fore Systems, Inc.+             68,400        2,308
Galileo International, Inc.     62,000        3,038
H&R Block, Inc.                 48,700        2,344
Hertz Corp.                     27,000        1,612
IDX Systems Corp.+              10,000          162
Infoseek Corp.+                 33,000        1,685
Interpublic Group of
  Companies, Inc.               74,850        5,806
Intuit, Inc.+                   35,800        3,083
Keane, Inc.+                    30,000          744
Lamar Advertising Company+      25,000          841
Lhs Inc.+                       35,000        1,207
Lycos, Inc.+                    26,000        2,592
Manpower, Inc.                  31,500          713
Mastech Corp.+                  20,000          294
MedQuist, Inc.+                 15,000          514
Metzler Group, Inc+             15,000          418
Micro Warehouse, Inc.+          10,000          169
Modis Professional Services,
   Inc.+                        50,000          578
National Data Corp.             15,000          692
National Service Industries,
   Inc.                         16,700          650
Network Associates, Inc.+       65,050          862
NOVA Corp.+                     36,000          936
Ogden Corp.                     20,000          516
Omnicom Group, Inc.             93,200        6,757
Paychex, Inc.                   83,130        4,245
Pittston Brink's Group          29,900          789
Policy Management Systems
  Corp.+                        14,200          446

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                              ---------  ----------

R.R. Donnelly & Sons Co.        66,500   $   2,352
Reynolds & Reynolds Co.,
   Class A                      45,400       1,036
Robert Half International,
   Inc.+                        49,650        1,185
Safety-Kleen, Corp.+            44,000          698
Sapient Corp.+                  10,000          627
SEI Investments Co.              9,000          855
Siebel Systems, Inc.+           41,800        1,607
Sodexho Marriott Services,
   Inc.+                        30,000          681
Sungard Data Systems Inc.+      66,600        2,127
Sykes Enterprises, Inc.+        15,000          307
Sylvan Learning Systems,
   Inc.+                        24,000          603
Symantec Corp.+                 30,000          596
Synopsys, Inc.+                 38,800        1,828
The Service Master Company     170,000        3,230
True North Communications, Inc. 23,000          621
Tyco International Ltd.         85,054        6,911
United Rentals, Inc.+           45,000        1,342
USWeb Corp.+                    35,000          785
VERITAS Software Corp.+         28,500        2,023
Viad Corp.                      53,100        1,756
Vitesse Semiconductor Corp.+    35,000        1,621
Waste Management, Inc.         330,275       18,661
WestPoint Stevens Inc.          34,000        1,164
Whittman-Hart, Inc.+            35,000          989
Yahoo! Inc.+                   109,800       19,181
                                         ----------
                                            298,439
                                         ----------
CHEMICAL -- 1.9%
Air Products & Chemicals, Inc. 127,200       5,978
Cabot Corp.                     37,800        1,021
Crompton & Knowles Corp.        42,000          850
Dow Chemical Co.               123,000       16,136
E.I. du Pont de Nemours & Co.  620,400       43,816
Eastman Chemical Co.            45,725        2,546
Great Lakes Chemical Corp.      31,700        1,516
Hercules, Inc.                  54,400        2,057
Lubrizol Corp.                  40,600        1,124
Lyondell Petrochemical Corp.    36,300          708
Millennium Chemicals, Inc.      49,000        1,323
Minnesota Mining &
  Manufacturing Co.            216,400       19,260
Morton International, Inc.      71,900        2,903
Nalco Chemical Co.              26,800          980
Olin Corp.                      20,000          292
PPG Industries, Inc.            93,700        6,085
Praxair, Inc.                   92,100        4,766
Rohm & Haas Co.                 90,900        4,073


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

RPM, Inc.                       44,843   $      631
Sigma-Aldrich Corp.             45,000        1,462
Solutia, Inc.                   55,000        1,341
Union Carbide Corp.             67,000        3,476
Valspar Corp.                   21,600          748
W.R. Grace & Co.+               34,700          553
                                         ----------
                                            123,645
                                         ----------
CONSTRUCTION -- 0.4%
Armstrong World Industries,
  Inc.                          25,700        1,407
Centex Corp.                    33,000        1,207
Clayton Homes, Inc.             64,182          714
Crane Co.                       32,850          951
D.R. Horton, Inc.               28,000          541
Fluor Corp.                     39,000        1,302
Johns Manville Corp.            84,300        1,133
Lafarge Corp.                   31,100        1,052
Martin Marietta Materials,
  Inc.                          21,400        1,323
Masco Corp.                    192,800        5,663
Owens Corning                   38,300        1,364
Pulte Corp.                     32,000          724
Sherwin-Williams Co.            97,000        3,019
Southdown, Inc.                 24,200        1,550
The Stanley Works               56,800        1,729
USG Corp.                       28,700        1,675
Vulcan Materials, Inc.          62,400        2,980
                                         ----------
                                             28,334
                                         ----------
CONSUMER - DURABLE -- 0.4%
Black & Decker Corp.            43,500        2,469
Champion Enterprises, Inc.+     24,000          445
Fortune Brands, Inc.+          101,300        4,001
Furniture Brands
  International, Inc.           26,000          652
Hillenbrand Industries, Inc.    37,000        1,737
Knoll, Inc.+                    15,000          360
Leggett & Platt, Inc.          111,600        2,574
Linens 'N Things, Inc.+         20,000          915
Maytag Corp.                    54,800        3,747
Newell Rubbermaid, Inc.        147,008        6,974
Shaw Industries, Inc.+          80,100        1,452
Whirlpool Corp.                 46,100        3,060
                                         ----------
                                             28,386
                                         ----------
CONSUMER - NONDURABLE -- 1.0%
American Greetings Corp.,
   Class A                      29,200          765
Brinker International, Inc.+    35,000          967

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Cbrl Group, Inc.                20,900   $      422
CKE Restaurants, Inc.           29,700          486
Darden Restaurants, Inc.        63,600        1,419
Electronic Arts Inc.+           30,400        1,545
Fastenal Company                29,700        1,418
Hasbro, Inc.                   117,087        3,996
International Game Technology   58,600        1,040
Lancaster Colony Corp.          24,450          721
Mattel, Inc.                   144,220        3,732
McDonald's Corp.               739,400       31,332
Mohawk Industries, Inc.+        25,000          806
Outback Steakhouse, Inc.+       46,875        1,679
Papa John's International,
   Inc.+                        15,000          603
Premark International, Inc.     37,300        1,373
RJR Nabisco Holdings Corp.     171,736        4,422
Starbucks Corp.+                91,000        3,361
Stewart Enterprises, Inc.,
   Class A                      56,100        1,115
Tricon Global Restaurants,
   Inc.+                        84,760        5,456
Wendy's International, Inc.     63,500        1,718
Williams-Sonoma, Inc.+          28,000          812
                                         ----------
                                             69,188
                                         ----------
CONTAINERS -- 0.2%
Ball Corp.                      17,500          961
Bemis Co., Inc.                 21,400          749
Crown Cork & Seal Co., Inc.     70,300        2,285
Owens-Illinois, Inc.+           75,900        2,201
Sealed Air Corp.+               44,199        2,688
Smurfit-Stone Container Corp.+ 111,900        2,616
Sonoco Products                 62,141        1,604
                                         ----------
                                             13,104
                                         ----------
ELECTRONICS -- 6.5%
ADC Telecommunications, Inc.+   75,400        3,605
Advanced Micro Devices, Inc.+   74,300        1,221
Altera Corp.+                   57,200        4,133
American Power Conversion
  Corp.+                        51,500        1,699
Analog Devices, Inc.+           93,400        3,281
Andrew Corp.+                   48,612          678
Applied Materials, Inc.+       199,400       10,693
Arrow Electronics, Inc.+        38,800          706
Ascend Communications, Inc.+   115,010       11,113
Atmel Corp.+                    55,200        1,007
Avnet, Inc.                     17,100          726
AVX Corp.                       66,000        1,299
Cadence Design Systems, Inc.+  123,350        1,673


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Dallas Semiconductor Corp.      15,000   $      638
EG&G, Inc.                      22,000          688
Electronic Data Systems Corp.  275,800       14,824
EMC Corp.+                     275,800       30,045
Emerson Electric Co.           238,400       15,377
General Instrument Corp.+       93,500        3,413
Harris Corp.                    36,600        1,265
Intel Corp.                  1,825,800      111,716
International Network
  Services+                     37,500        1,425
KLA-Tencor Corp.+               47,400        2,352
Level One Communications, Inc.+ 30,000        1,541
Linear Technology Corp.         89,800        5,107
Loral Space & Communications
  Corp.+                       115,000        2,243
LSI Logic Corp.+                80,100        2,723
Lucent Technologies, Inc.    1,441,908       86,695
Macromedia, Inc.+               15,000          622
Maxim Integrated Products,
  Inc.+                          69,200       3,875
Micron Technology, Inc.+       141,100        5,238
Molex Incorporated, Class A     40,000        1,155
Molex, Inc.                     80,257        2,588
Motorola, Inc.                 328,400       26,313
National Semiconductor Corp.+   69,300          866
Perkin Elmer Corp.+             24,500        2,649
Pittway Corp., Class A          16,300          430
Qualcomm, Inc.+                 38,500        7,700
SCI Systems, Inc.+              38,000        1,446
Scientific-Atlanta, Inc.        44,700        1,419
Smart Modular Technologies,
  Inc.+                         15,000          201
Snyder Communications, Inc.+    30,000          881
Solectron Corp.+               136,200        6,606
Symbol Technologies, Inc.       37,325        1,782
Tektronix, Inc.                 26,400          640
Tellabs, Inc.+                 105,000       11,488
Teradyne, Inc.+                 52,900        2,496
Texas Instruments, Inc.        213,600       21,814
Thermo Electron Corp.+          66,737        1,072
Thomas & Betts Corp.            34,400        1,445
Uniphase Corp.+                 20,000        2,428
United States Satellite
  Broadcasting Co.+             50,900          910
Univision Communications,
  Inc.+                         55,000        3,183
VISX, Inc.+                     15,000        1,931
Western Digital Corp.+          33,400          265
Xilinx, Inc.+                   74,800        3,413
                                         ----------
                                            436,742
                                         ----------
                                                            53

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

ENERGY - RAW MATERIALS -- 0.8%
Anadarko Petroleum Corp.        66,200   $    2,511
Apache Corp.                    50,100        1,537
Baker Hughes, Inc.             190,020        5,677
Burlington Resources, Inc.      98,467        4,536
Cooper Cameron Corp.+           35,000        1,352
Dynegy, Inc.                    86,000        1,494
Enron Oil & Gas                 82,800        1,573
ENSCO International, Inc.       77,800        1,444
Global Marine, Inc.+            94,500        1,406
Halliburton Co.                240,460       10,250
McDermott International, Inc.   31,000          899
Nabors Industries, Inc.+        66,100        1,359
Noble Affiliates, Inc.          27,400          879
Noble Drilling Corp.+           55,000        1,079
Occidental Petroleum Corp.     174,900        3,531
Santa Fe International Corp.    55,000        1,183
Sempra Energy                  132,024        2,739
Smith International+            32,000        1,436
Sunoco, Inc.                    51,900        1,855
Tidewater, Inc.                 27,000          716
Union Pacific Resources
   Group Inc.                  142,588        1,996
Valero Energy Corp.             19,600          437
Vastar Resources, Inc.          49,800        2,733
Weatherford International,
   Inc.+                        47,930        1,624
                                         ----------
                                             54,246
                                         ----------
FOOD & AGRICULTURE -- 3.8%
Archer Daniels Midland Co.     310,258        4,654
Bestfoods, Inc.                153,400        7,699
Campbell Soup Co.              240,400        9,856
Coca-Cola Co.                1,344,600       91,433
Coca-Cola Enterprises, Inc.    219,600        7,576
ConAgra, Inc.                  270,848        6,737
Dean Foods Co.                  21,150          755
Delta & Pine Land Co.           15,000          510
Dole Food Co., Inc.             23,100          733
Earthgrains Co.                 30,000          636
Flowers Industries, Inc.        47,500        1,009
General Mills, Inc.             81,100        5,930
H.J. Heinz Co.                 201,600        9,412
Hershey Foods Corp.             73,100        3,847
Hormel Foods Corp.              34,100        1,253
IBP, Inc.                       45,100          913
IMC Global, Inc.                47,360        1,184
International Home Foods,
   Inc.+                        45,000          745


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Interstate Bakeries Corp.       37,200   $      828
Kellogg Co.                    213,800        7,911
McCormick & Co., Inc.           33,400        1,012
Monsanto Co.                   341,500       15,453
Nabisco Holdings Corp.,
   Class A                      26,000          983
PepsiCo, Inc.                  795,600       29,387
Pioneer Hi-Bred
   International, Inc.         123,500        4,616
Quaker Oats Co.                 78,600        5,075
Ralston Purnia Group           173,300        5,286
Sara Lee Corp.                 490,200       10,907
Smithfield Foods, Inc.+         23,000          543
Suiza Foods Corp.+              21,300          800
SYSCO Corp.                    179,300        5,323
Tootsie Roll Industries, Inc.   18,540          768
Tyson Foods, Inc., Class A     119,300        2,468
Universal Foods Corp.           15,000          315
US Foodservice+                 30,000        1,262
Whitman Corp.+                  41,900          686
Whole Foods Market, Inc.+       14,000          546
Wm. Wrigley Jr. Co.             64,000        5,676
                                         ----------
                                            254,727
                                         ----------
GOLD -- 0.1%
Homestake Mining Co.           122,800        1,174
Newmont Mining Corp.           172,996        4,163
                                         ----------
                                              5,337
                                         ----------
HEALTHCARE/DRUGS & MEDICINE -- 10.6%
Abbott Laboratories            824,200       39,922
Agouron Pharmaceuticals, Inc.+  15,000          886
Allergan, Inc.                  35,700        3,209
ALZA Corp.+                     62,600        2,101
American Home Products Corp.   715,600       43,652
Amerisource Health Corp.+       20,000          554
Amgen, Inc.+                   274,400       16,858
Bausch & Lomb, Inc.             35,800        2,685
Baxter International, Inc.     156,000        9,828
Becton, Dickinson & Co.        135,200        5,028
Bergen Brunswig Corp.           78,706        1,495
Biogen, Inc.+                   42,300        4,021
Biomet, Inc.                    58,900        2,415
Boston Scientific Corp.+       216,942        9,234
Bristol-Myers Squibb Co.     1,100,400       69,944
C.R. Bard, Inc.                 33,600        1,646
Cardinal Health, Inc.          176,919       10,582
Centocor, Inc.+                 45,600        2,024

                                Number       Value
                               of Shares    (000s)
                              ---------  ----------

Chiron Corp.+                   94,612   $    1,904
Columbia / HCA Healthcare
  Corp.                        349,258        8,622
Covance, Inc.+                  25,000          548
Eli Lilly & Co.                601,168       44,261
Forest Laboratories, Inc.+      41,200        1,833
Foundation Health Systems,
   Inc.+                        45,760          632
Genentech, Inc.,-Special
   Common+                      72,500        6,135
Genzyme Corp.
  (General Division)+           43,800        1,653
Gilead Sciences, Inc.+          20,000          921
Guidant Corp.                  164,272        8,819
HCR Manor Care, Inc.+           68,600        1,904
Health Management Associates,
  Inc., Class A                118,128        1,846
HealthSouth Corp.+             231,200        3,107
Henry Schein, Inc.+             24,000          629
Humana, Inc.+                   88,500        1,206
ICN Pharmaceuticals, Inc.       45,650        1,509
Icos Corp.+                     15,000          596
Immunex Corp.+                  50,800        4,851
IMS Health, Inc.               163,200        4,896
IVAX Corp.+                     65,000          853
Johnson & Johnson              736,300       71,789
Lincare Holdings, Inc.+         37,000        1,096
Mallinckrodt, Inc.              50,600        1,774
McKesson HBOC, Inc.            157,358        5,508
Medimmune, Inc.+                25,000        1,378
Medtronic, Inc.                325,648       23,426
Merck & Co., Inc.            1,298,108       91,192
Minimed, Inc.+                  20,000        1,250
Mylan Laboratories, Inc.        59,950        1,360
Omnicare, Inc.                  37,900          912
Oxford Health Plans, Inc.+      29,900          596
Pacificare Health Systems, Inc.,
  Class B+                      21,164        1,688
Patterson Dental Co.+           25,000          902
Pfizer, Inc.                   718,800       82,707
PSS World Medical, Inc.+        20,000          195
Quintiles Transnational Corp.+  53,660        2,177
Renal Care Group, Inc.+         10,100          211
Safeskin Corp.+                 20,400          199
Schering-Plough Corp.          799,600       38,631
Sepracor, Inc.+                 15,000        1,268
Service Corp. International    156,400        3,245
Shared Medical Systems Corp.     9,700          527
St. Jude Medical, Inc.+         46,450        1,295


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Steris Corp.+                   46,400   $      824
Stryker Corp.                   51,600        3,157
Sybron International Corp.+     59,600        1,650
Tenet Healthcare Corp.+        177,373        4,190
Total Renal Care Holdings,
   Inc.+                        35,000          486
Trigon Healthcare, Inc.+        20,000          635
United Healthcare Corp.        101,400        5,691
Universal Health Services,
   Class B+                     22,000        1,140
Warner Lambert Co.             445,200       30,246
Watson Pharmaceuticals, Inc.+   47,000        1,904
Wellpoint Health Networks,
   Inc.+                        41,925        2,945
                                         ----------
                                            709,003
                                         ----------
HOUSEHOLD PRODUCTS -- 2.1%
Alberto-Culver Co., Class B     18,700          465
Avon Products, Inc.            149,400        8,114
Clorox Co.                      66,900        7,719
Colgate-Palmolive Co.          157,100       16,093
Dial Corp.                      65,100        2,213
Estee Lauder Companies, Inc.,
  Class A                       36,000        3,605
Gillette Co.                   608,410       31,751
International Flavors &
  Fragrances, Inc.              53,500        2,113
Procter & Gamble Co.           727,200       68,220
                                         ----------
                                            140,293
                                         ----------
INSURANCE -- 3.8%
20th Century Industries         55,000          980
Aetna, Inc.                     81,365        7,135
AFLAC, Inc.                    143,850        7,804
Alleghany Corp.                  3,012          553
Allmerica Financial Corp.       40,216        2,305
Allstate Corp.                 450,448       16,385
AMBAC Financial Group, Inc.     32,800        1,980
American Bankers Insurance
  Group, Inc.                   24,200        1,269
American Financial Group, Inc.  44,100        1,601
American General Corp.         137,493       10,174
American International Group,
   Inc.                        669,580       78,634
American National Insurance Co. 10,300          715
Aon Corp.                       98,675        6,759
Chubb Corp.                     83,700        4,959
CIGNA Corp.                    112,200        9,782
Cincinnati Financial Corp.      88,614        3,578

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------  ----------

CNA Financial Corp.+            96,200   $    3,926
Commerce Group, Inc.            10,000          228
Conseco, Inc.                  169,296        5,343
Equitable Companies, Inc.      118,100        7,950
Erie Indemnity Co., Class A     40,000        1,090
Fremont General Corp.           25,600          512
Hartford Financial Services
  Group, Inc.                  130,200        7,674
Hartford Life, Inc., Class A    17,000          889
Horace Mann Educators Corp.     30,000          683
HSB Group, Inc.                 15,000          568
Jefferson-Pilot Corp.           53,725        3,620
Lincoln National Corp.          53,900        5,178
Marsh & McLennan Companies,
  Inc.                         141,700       10,849
MBIA, Inc.                      62,000        4,170
Mercury General Corp.           39,400        1,423
MGIC Investment Corp.           57,400        2,787
Nationwide Financial Services,
  Inc., Class A                 10,000          464
Ohio Casualty Corp.             17,300          643
Old Republic International
   Corp.                        61,275        1,199
PMI Group, Inc.                 12,600          703
Progressive Corp.               38,900        5,582
Protective Life Corp.           27,600        1,082
Provident Bancorp, Inc.         19,200          804
Provident Companies, Inc.       91,992        3,622
Reinsurance Group of America,
   Inc.                         15,000          641
Reliance Group Holdings, Inc.   64,000          480
Reliastar Financial Corp.       52,000        1,911
SAFECO Corp.                    79,600        3,164
St. Paul Companies, Inc.       120,754        3,464
Torchmark Corp.                 79,700        2,725
Transamerica Corp.              65,000        4,631
Transatlantic Holdings, Inc.    26,000        1,999
Travelers Property Casualty
   Corp., Class A               35,000        1,208
Unitrin, Inc.                   49,000        1,697
UNUM Corp.                      78,516        4,289
Wesco Financial Corp.            3,800        1,254
                                         ----------
                                            253,065
                                         ----------
MEDIA -- 3.7%
A.H. Belo Corp., Class A        52,000        1,125
Adelphia Communications Corp.,
  Class A+                      19,000        1,297


                                Number       Value
                               of Shares    (000s)
                              ---------  ----------

AT&T Corp.-Liberty Media Group,
  Class A+                     287,193   $   18,344
BHC Communications, Inc.,
  Class A                       11,700        1,445
Cablevision Systems Corp.,
   Class A+                     61,600        4,766
CBS Corp.+                     384,807       17,533
Central Newspapers, Inc.,
  Class A                       17,000          577
Century Communications Corp.,
  Class A+                      37,000        1,815
Chancellor Media Corp.+         81,000        4,445
Chris-Craft Industries, Inc.+   12,932          608
Clear Channel Communications,
  Inc.+                        148,002       10,286
Comcast Corp., Class A         200,688       13,183
Comcast Corp., Class H          17,000        1,069
Cox Communications, Inc.+      139,306       11,057
Dow Jones & Co., Inc.           46,000        2,507
Gannett Co., Inc.              151,600       10,735
Gartner Group, Inc., Class A+   50,200          957
Harcourt General, Inc.          40,200        1,917
Harte-Hanks Communications,
  Inc.                          38,200          965
Hearst-Argyle Television,
   Inc.+                        21,417          546
Heftel Broadcasting Corp.+      23,000        1,251
Hollinger International, Inc.   60,000          844
Houghton Mifflin Co.            10,000          446
IXC Communications, Inc.+       20,000          793
John Wiley & Sons, Inc.,
   Class A                      24,000          971
Jones Intercable, Inc.,
   Class A+                     22,000        1,020
King World Productions,
   Inc.+                        38,000        1,340
Knight-Ridder, Inc.             41,500        2,233
Lee Enterprises, Inc.           22,000          630
McClatchy Newspapers, Inc.,
  Class A                       22,000          789
McGraw-Hill Companies, Inc.    110,400        6,100
Media General, Inc., Class A    19,500        1,014
Mediaone Group+                333,700       27,217
Meredith Corp.                  36,000        1,321
Metro Goldwyn Mayer, Inc.+      65,000          987
New York Times Co., Class A     94,026        3,244
Outdoor Systems, Inc.+          90,500        2,279
Primedia, Inc.+                 63,000        1,020
Pulitzer Inc                    13,066          586
Reader's Digest Association,
   Inc., Class A                57,800        2,056
TCA Cable TV, Inc.              30,000        1,494

                                Number       Value
                               of Shares    (000s)
                               --------  ----------

The E.W. Scripps Company,
   Class A                      51,675   $    2,584
Time Warner, Inc.              676,910       47,384
Times Mirror Co., Class A       49,000        2,867
Tribune Co.                     69,400        5,791
USA Networks, Inc.+             73,200        2,736
Valassis Communications, Inc.+  25,000        1,400
Viacom, Inc., Class B+         382,052       15,616
Washington Post Co.              6,300        3,616
World Color Press, Inc.+        10,000          256
                                         ----------
                                            245,062
                                         ----------
MISCELLANEOUS FINANCE -- 6.8%
American Express Co.           248,400       32,463
Associates First Capital Corp. 396,202       17,557
Bear Stearns Companies, Inc.    56,844        2,650
Berkshire Hathaway, Inc.,
   Class A.+                       831       63,488
Berkshire Hathaway, Inc.,
   Class B+                        906        2,238
Capital One Financial Corp.     38,000        6,600
Charles Schwab Corp.           216,875       23,802
Charter One Financial, Inc.     90,835        2,839
Citigroup, Inc.              1,234,083       92,865
Commercial Federal Corp.        30,000          728
Countrywide Credit Industries,
   Inc.                         60,985        2,763
Dime Bancorp., Inc.             69,926        1,613
Donaldson, Lufkin, & Jenrette,
  Inc.                          71,600        5,008
Dun & Bradstreet Corp.         104,600        3,844
ETrade Group, Inc.+             68,000        7,854
Edwards (A.G.), Inc.            42,843        1,500
Everest Reinsurance Holdings,
   Inc.                         31,000          940
Fannie Mae                     569,000       40,363
Financial Security Assurance
  Holdings Ltd.                 18,000        1,028
Finova Group, Inc.              36,700        1,773
First American Financial Corp.  30,000          536
Franklin Resources, Inc.       133,200        5,328
Freddie Mac                    372,800       23,393
Golden State Bancorp Inc.+      74,000        1,818
Household International, Inc.  269,598       13,564
Investment Technology
  Group, Inc.                   15,955          552
John Nuveen Co., Class A        15,000          596
Legg Mason, Inc.                32,000        1,116
Lehman Brothers Holdings, Inc.  67,880        3,772
Leucadia National Corp.         30,000          923
Liberty Financial Companies,
   Inc.                         26,500          595
MBNA Corp.                     430,787       12,143
Merrill Lynch & Co., Inc.      198,700       16,678


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Morgan Stanley, Dean Witter,
  Discover & Co.               316,405   $   31,383
Paine Webber Group, Inc.        83,687        3,928
Providian Financial Corp.       77,850       10,048
SLM Holding Corp.               90,350        3,857
Sovereign Bancorp, Inc.         78,000        1,063
T. Rowe Price Associates, Inc.  58,400        2,201
TCF Financial Corp.             58,600        1,699
The CIT Group, Inc., Class A    80,000        2,600
U.S. Trust Corp.                 7,500          685
United Asset Management Co.     38,400          866
Washington Federal, Inc.        38,940          862
                                         ----------
                                            452,122
                                         -----------
NON-FERROUS METALS -- 0.3%
Alcoa Inc.                     201,370       12,535
Engelhard Corp.                 69,687        1,337
Freeport-McMoRan Copper &
   Gold, Inc., Class B          88,894        1,361
Phelps Dodge Corp.              32,700        2,068
Reynolds Metals Co.             38,800        2,420
                                         ----------
                                             19,721
                                         ----------
 OIL - DOMESTIC -- 0.7%
Amerada Hess Corp.              52,100        2,970
Ashland, Inc.                   41,000        1,732
Atlantic Richfield Co.         176,200       14,790
Diamond Offshore Drilling,
  Inc.                          92,800        3,068
Kerr-McGee Corp.                43,602        1,848
Murphy Oil Corp.                22,370        1,050
Phillips Petroleum Co.         143,700        7,275
R&B Falcon Corp.+               80,000          800
Tosco Corp.                     85,600        2,290
Transocean Offshore Inc.        51,000        1,514
Ultramar Diamond Shamrock
  Corp.                         50,700        1,169
Unocal Corp.                   135,534        5,633
USX-Marathon Group             176,000        5,500
                                         ----------
                                             49,639
                                         ----------
OIL - INTERNATIONAL -- 3.1%
Chevron Corp.                  359,400       35,850
Exxon Corp.                  1,329,400      110,423
Mobil Corp.                    430,500       45,095
Texaco, Inc.                   305,509       19,171
                                         ----------
                                            210,539
                                         ----------
                                                                              57

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

OPTICAL & PHOTO -- 0.2%
Dentsply International Inc.     18,000   $      471
Eastman Kodak Co.              174,700       13,037
Ingram Micro, Inc., Class A+    20,000          510
                                         ----------
                                             14,018
                                         ----------
PAPER & FOREST PRODUCTS -- 1.0%
Boise Cascade Corp.             23,000          926
Bowater, Inc.                   35,700        1,914
Champion International Corp.    58,500        3,199
Consolidated Papers, Inc.       54,800        1,658
Fort James Corp.               118,100        4,488
Georgia Pacific Corp.,
  (Timber Group)                50,000        1,288
Georgia-Pacific Group           50,800        4,699
International Paper Co.        173,100        9,228
Kimberly-Clark Corp.           296,360       18,171
Louisiana-Pacific Corp.         66,500        1,384
Mead Corp.                      51,800        2,166
Pentair, Inc.                   21,200          996
Rayonier, Inc.                  13,875          633
St. Joe Co.                     43,300        1,101
Temple Inland, Inc.             31,900        2,201
Union Camp Corp.                41,900        3,326
Westvaco Corp.                  43,300        1,294
Weyerhaeuser Co.               112,000        7,518
Willamette Industries, Inc.     67,000        3,132
                                         ----------
                                             69,322
                                         ----------
PRODUCER GOODS & MANUFACTURING -- 4.6%
Allied Signal, Inc.            303,100       17,807
American Standard Corp.+        35,500        1,624
Applied Power, Inc., Class A    30,000          947
Avery Dennison Corp.            61,800        4,218
Beckman Coulter, Inc.           17,500          843
Blyth Industries, Inc.+         30,000          683
Briggs & Stratton Corp.         16,300        1,075
Case Corp.                      33,900        1,174
Caterpillar, Inc.              190,600       12,270
CIENA Corp.+                    60,000        1,410
Cooper Industries, Inc.         60,700        2,936
Corning, Inc.                  126,800        7,259
Deere & Co.                    127,200        5,470
Dover Corp.                    124,200        4,588
Federal Signal Corp.            15,000          371


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

FMC Corp.+                      14,200   $      923
General Electric Co.         1,792,000      189,056
Harsco Corp.                    14,800          486
Herman Miller, Inc.             35,600          710
Hon Industries, Inc.            23,800          643
Howmet International, Inc.+     40,000          640
Hubbell, Inc., Class B          36,938        1,766
Illinois Tool Works, Inc.      140,200       10,795
Ingersoll Rand Co.              95,550        6,611
ITT Industries, Inc.            70,600        2,542
Jabil Circuit, Inc.+            61,000        2,840
Johnson Controls, Inc.          50,600        3,691
Kaydon Corp.                    15,000          506
Millipore Corp.                 32,400          994
Pall Corp.                      60,233        1,111
Parker-Hannifin Corp.           64,375        3,022
Raychem Corp.                   50,800        1,343
Sanmina Corp.+                  35,800        2,376
Snap-On, Inc.                   22,150          721
SPX Corp.+                      20,000        1,306
Teleflex, Inc.                  25,000        1,089
Tenneco, Inc.                   85,500        2,309
Thermo Instrument Systems,
  Inc.+                         52,171          678
The Timken Company              18,600          415
Trinity Industries, Inc.        27,950          973
U.S. Industries, Inc.           47,500          882
Valhi, Inc.                     35,000          424
W.W. Grainger, Inc.             53,600        2,690
Waters Corp.+                   15,600        1,640
York International Corp.        23,400          965
                                         ----------
                                            306,822
                                         ----------
RAILROAD & SHIPPING -- 0.5%
Burlington Northern
  Santa Fe Corp.               249,753        9,147
CSX Corp.                      119,700        5,895
Florida East Coast Industry,
   Inc.                         15,000          478
GATX Corp.                      19,000          653
Kansas City Southern            54,100        3,222
Newport News Shipbuilding,
  Inc.                          15,000          393
Norfolk Southern Corp.         201,100        6,573
Union Pacific Corp.            129,761        7,786
                                         ----------
                                             34,147
                                         ----------
58

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

REAL PROPERTY -- 0.0%
Catellus Development Corp.+     45,000   $      692
Lennar Corp.                    29,000          701
Premier Parks, Inc.             38,000        1,313
                                         ----------
                                              2,706
                                         ----------
RETAIL -- 6.4%
99 Cents Only Stores+           13,000          613
Abercrombie & Fitch Co.+        25,000        2,378
Albertson's, Inc.              131,200        6,757
Amazon.com, Inc.+               89,200       15,348
American Eagle Outfitters,
  Inc.+                         13,000          972
American Stores Co.            153,400        4,842
AutoZone, Inc.+                 87,000        2,610
Barnes & Noble, Inc.+           30,000        1,043
Bed, Bath & Beyond, Inc.+       79,600        2,841
Best Buy Co., Inc.+            113,600        5,424
BJ's Wholesale Club, Inc.+      30,000          797
Borders Group, Inc.+            52,000          751
Circuit City Stores, Inc.       58,800        3,616
CompUSA, Inc.+                  36,000          252
Consolidated Stores Corp.+      65,312        2,245
Costco Companies, Inc.+        115,704        9,365
CVS Corp.                      207,914        9,902
Dayton Hudson Corp.            244,000       16,424
Dillards, Inc., Class A         62,200        1,722
Dollar General Corp.            95,213        3,338
Dollar Tree Stores, Inc.+       27,000          986
Family Dollar Stores, Inc.     139,500        3,365
Federated Department Stores,
  Inc.+                        115,200        5,378
Fred Meyer, Inc.+               81,390        4,405
Gap, Inc.                      318,000       21,167
Hannaford Bros. Co., Inc.       28,300        1,235
Home Depot, Inc.               806,898       48,363
Intimate Brands, Inc.          130,000        6,500
IKON Office Solutions           61,400          741
J.C. Penney Co., Inc.          140,800        6,424
Kmart Corp.+                   264,600        3,936
Kohl's Corp.+                   85,800        5,700
Kroger Co.+                    141,400        7,680
Limited, Inc.                  139,819        6,117
Longs Drug Stores, Inc.         28,000          963
Lowe's Companies, Inc.         201,200       10,613


                                Number       Value
                               of Shares    (000s)
                               --------  ---------

May Department Stores Co.      187,350   $    7,459
Metromedia Fiber Network, Inc.,
  Class A+                      50,000        4,213
Neiman-Marcus Group, Inc.+      30,000          722
Nordstrom, Inc.                 73,800        2,597
Office Depot, Inc.+            186,750        4,109
OfficeMax, Inc.+                56,100          568
Payless Shoesource, Inc.+       19,600          949
PetSmart, Inc.+                 58,000          540
Rite Aid Corp.                 136,300        3,177
Ross Stores, Inc.               31,000        1,424
Safeway, Inc.+                 262,080       14,136
Saks, Inc.+                     83,340        2,360
Sears, Roebuck & Co.           210,100        9,665
Sotheby's Holdings, Inc.,
   Class A                      30,000        1,279
Staples, Inc.+                 259,360        7,781
SUPERVALU, Inc.                 71,600        1,495
Tandy Corp.                     51,116        3,703
Tiffany & Co., Inc              20,000        1,680
TJX Companies, Inc.            174,400        5,810
Toys "R" Us, Inc.+             125,480        2,729
Wal-Mart Stores, Inc.        2,436,600      112,084
Walgreen Co.                   549,800       14,776
Weis Markets, Inc.              23,900          837
Winn Dixie Stores, Inc.         72,300        2,589
Zale Corp.+                     15,000          567
                                         ----------
                                            432,062
                                         ----------
STEEL -- 0.1%
AK Steel Holding Corp.          30,000          780
Allegheny Teledyne, Inc.        98,280        2,199
Nucor Corp.                     45,100        2,647
USX-U.S. Steel Group, Inc.      42,160        1,275
                                         ----------
                                              6,901
                                         ----------
TELEPHONE -- 8.4%
AirTouch Communications,
  Inc.+                        311,200       29,058
Aliant Communications, Inc.     18,000          797
Alltel Corp.                   148,707       10,028
American Tower Corp.,
  Class A+                      75,000        1,589
Ameritech Corp.                598,400       40,953
Associated Group, Inc.,
   Class A+                     15,000          855
AT&T Corp.                   1,787,392       90,263
Bell Atlantic Corp.            856,886       49,378
BellSouth Corp.              1,060,000       47,435

SCHWAB 1000 FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Century Telephone Enterprises,
  Inc.+                         79,687   $    3,207
Cincinnati Bell, Inc.           66,800        1,511
COMSAT Corp.                    32,000        1,040
Excel Switching Corp.+          15,000          311
Frontier Corp.                  97,450        5,378
GTE Corp.                      534,400       35,771
Jacor Communications, Inc.,
  Class A+                      28,300        2,271
Level 3 Communications, Inc.+  187,000       16,842
MCI WorldCom, Inc.+          1,003,152       82,447
McLeodUSA, Inc., Class A+       30,000        1,682
Nextel Communications Inc.,
  Class A+                     161,100        6,595
NTL, Inc.+                      30,000        2,288
Plantronics, Inc.+               8,000          540
Qwest Communications
  International, Inc.+         185,477       15,847
SBC Communications, Inc.     1,063,881       59,577
Skytel Communications, Inc.+    30,000          514
Sprint Corp.                   241,334       24,752
Sprint Corp. (PCS Group)+      240,667       10,198
Teleglobe Inc.                  53,100        1,563
Telephone & Data Systems, Inc.  35,100        2,102
U.S. Cellular Corp+             53,800        2,552
U S WEST Inc.                  277,265       14,504
Winstar Communications,
   Inc.+                        20,000          973
                                         ----------
                                            562,821
                                         ----------
TOBACCO -- 0.8%
Loew's Corp.                    62,000        4,538
Philip Morris Companies,
   Inc.1,                      330,700       46,658
Universal Corp.                 19,500          496
UST, Inc.                      100,200        2,793
                                         ----------
                                             54,485
                                         ----------
TRAVEL & RECREATION -- 0.8%
Acxiom Corp.+                   40,000        1,010
Brunswick Corp.                 38,900          934
Harrah's Entertainment,
   Inc.+                        72,100        1,586
Hilton Hotels Corp.            141,200        2,206
Marriott International, Inc.,
  Class A                      138,600        5,804
MGM Grand, Inc.+                37,000        1,628


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Mirage Resorts, Inc.+           94,100   $    2,111
Promus Hotel Corp.+             50,060        1,802
Speedway Motorsports, Inc.+     20,000          868
Walt Disney Co.              1,116,821       35,459
                                         ----------
                                             53,408
                                         ----------
TRUCKING & FREIGHT -- 0.1%
CNF Transportation, Inc.        35,000        1,529
PACCAR, Inc.                    42,120        2,359
Ryder Systems, Inc.             33,800          891
Swift Transportation Co., Inc.+ 22,500          413
                                         ----------
                                              5,192
                                         ----------
 UTILITIES - ELECTRIC & GAS-- 3.2%
AES Corp.+                     100,318        5,016
AGL Resources, Inc.             20,000          364
Allegheny Energy, Inc.          62,100        2,115
Ameren Corp.                    72,130        2,791
American Electric Power Co.,
   Inc.                        108,200        4,484
American Water Works Co., Inc.  34,600          984
Baltimore Gas & Electric Co.+   78,150        2,198
BEC Energy                      32,900        1,398
Carolina Power & Light Co.      80,500        3,245
Central & South West Corp.     116,800        2,898
Cinergy Corp.                   87,565        2,611
Citizens Utilities Co.,
   Class B+                    129,718        1,305
CMS Energy Corp.                62,900        2,768
Coastal Corp.                  106,600        4,077
Columbia Energy Group           44,100        2,120
Conectiv, Inc.                  45,700        1,094
Consolidated Edison, Inc.      128,700        5,848
Consolidated Natural Gas Co.    55,400        3,296
Dominion Resources, Inc.       100,650        4,139
DPL, Inc                        83,275        1,489
DQE, Inc.                       44,050        1,814
DTE Energy Co.                  72,100        2,943
Duke Energy Corp.              199,931       11,196
Edison International           185,600        4,547
El Paso Energy Corp.            66,168        2,432
Energy East Corp.               66,800        1,766
Enron Corp.                    195,569       14,717
Entergy Corp.                  137,421        4,294
First Energy Corp.             119,515        3,548
Florida Progress Corp.          50,400        1,940
FPL Group, Inc.                 96,200        5,423

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

GPU, Inc.                       73,600   $    2,806
Hawaiian Electric Industries,
   Inc.                         22,900          814
IDACORP, Inc.                   21,400          674
Illinova Corp.                  31,300          822
Interstate Energy Corp.         35,000        1,008
Ipalco Enterprises, Inc.        64,000        1,476
Kansas City Power & Light Co.   35,900          960
Keyspan Energy Corp.            77,934        2,085
KN Energy, Inc.                 40,800          842
LG&E Energy Corp.               70,155        1,530
MCN Corp.                       35,600          710
MDU Resources Group, Inc.       26,000          554
Midamerican Energy
  Holdings Co.                  45,000        1,448
Minnesota Power & Light Co.     44,000          927
Montana Power Co.               32,900        2,453
National Fuel Gas Co.           16,600          726
Nevada Power Co.                35,000          903
New Centuries Energies, Inc.    57,700        2,020
New England Electric Co.        28,800        1,426
Niagara Mohawk Holdings, Inc.+ 100,200        1,340
NICOR, Inc.                     25,300          920
Nisource, Inc.                  61,800        1,715
Northeast Utilities+            66,000        1,056
Northern States Power Co.       77,600        1,872
OGE Energy Corp.                51,200        1,213
PacifiCorp.                    149,500        2,495
PECO Energy Co.                132,300        6,276
Peoples Energy Corp.            19,500          729
PG&E Corp.                     200,458        6,227
Pinnacle West Capital Co.       47,300        1,836
Potomac Electric Power Co.      69,400        2,030
PP&L Resources, Inc.            84,720        2,367
Public Service Enterprise
  Group, Inc.                  122,300        4,892
Puget Sound Power & Light Co.   48,200        1,190
Questar Corp.                   35,800          651
Reliant Energy, Inc.           169,117        4,788
Rochester Gas and Electric
  Corp.                         10,000          255
Scana Corp.                     45,800        1,076
Sierra Pacific Resources        15,000          534
Sonat, Inc.                     63,600        2,274
Southern Co.                   373,700       10,113
TECO Energy, Inc.               72,200        1,539
Texas Utilities Co.            145,812        5,796
Unicom Corp.                   118,500        4,599


                              Number of      Value
                                Shares      (000s)
                              ---------  ----------

UtiliCorp United, Inc.          43,350   $    1,059
Washington Gas Light Co.        30,000          707
Western Resources, Inc.         27,231          740
Williams Companies, Inc.       229,461       10,842
Wisconsin Energy Corp.          59,600        1,602
                                         ----------
                                            215,777
                                         ----------
Total Common Stock
  (Cost $3,940,199)                       6,685,328
                                         ----------

PREFERRED STOCKS -- 0.0%
HEALTHCARE/DRUGS & MEDICINE -- 0.0%
Fresenius National Medical Care 24,900            1
                                         ----------
Total Preferred Stocks
  (Cost $0)                                       1
                                         ----------

                                  Par
                                (000s)
                               ---------
U.S. TREASURY OBLIGATIONS -- 0.0%
U.S. Treasury Bills (a) (b)
   4.50%, 06/10/99             $ 1,000          995
   4.51%, 06/24/99                 200          199
                                         ----------
Total U.S. Treasury Obligations
  (Cost $1,194)                               1,194
                                         ----------
REPURCHASE AGREEMENT -- 0.4%
PNC Bank
   Collateralized by Federal Home
     Loan Mortgage, 3.75%, Issue
     date 04/30/99, due date
     05/03/9925,085  25,085
                                         ----------
Total Repurchase Agreement
  (Cost $25,085)                             25,085
                                         ----------
Total Investments -- 100.1%
  (Cost $3,966,478)                       6,711,608
                                         ----------
Other Assets and Liabilities,
   Net -- (0.1%)
   Other assets                             694,005
   Liabilities                             (702,561)
                                         ----------
                                             (8,556)
                                         ----------
Total Net Assets -- 100.0%               $6,703,052
                                         ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND
  NOTES TO FINANCIAL STATEMENTS.
                                                                              61

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- -----------

COMMON STOCK -- 99.8%
AEROSPACE / DEFENSE -- 0.5%
AAR Corp.                       32,300   $      614
Alliant Techsystems, Inc.+      12,300        1,007
BE Aerospace, Inc.+             26,900          459
Curtiss-Wright Corp.             5,000          180
GenCorp., Inc.                  43,900        1,015
Kellstrom Industries, Inc.+      6,000          111
Orbital Sciences Corp.+         15,400          324
                                         ----------
                                              3,710
                                         ----------
AIR TRANSPORTATION -- 0.5%
America West Holdings Corp.,
  Class B                       51,200        1,069
Atlantic Coast Airlines
  Holdings, Inc.+               17,600          543
Atlas Air, Inc.+                37,350        1,083
Mesaba Holdings, Inc.+           9,700          141
Midwest Express Holdings,
   Inc.+                        14,500          453
SkyWest, Inc.                   22,200          577
                                         ----------
                                              3,866
                                         ----------
ALCOHOLIC BEVERAGES -- 0.2%
Beringer Wine Estates
  Holdings, Inc.+               16,500          650
Canandaigua Brands, Inc.,
   Class A+                     20,300        1,045
                                         ----------
                                              1,695
                                         ----------
APPAREL -- 2.0%
Buckle, Inc.+                   24,650          576
Burlington Industries, Inc.+    67,200          546
Footstar,  Inc.+                24,200          818
Fossil, Inc.+                   20,200          621
Fruit of the Loom, Inc.,
   Class A+                     65,900          704
Guilford Mills                  28,200          268
Kellwood Co.                    21,900          564
Men's Wearhouse, Inc.+          37,350        1,022
Nautica Enterprises, Inc.+      40,600          551
Nine West Group, Inc.+          40,600        1,157
OshKosh B'Gosh, Inc.,
   Class A                      18,000          357
Pacific Sunwear of
   California+                  25,350          940
Quiksilver, Inc.                21,600          574
Reebok International, Ltd.+     51,600          971
Russell Corp.                   35,900          794
St. John Knits, Inc.            20,100          546
Stride Rite Corp.               49,400          577
Talbots, Inc.                   36,300        1,143


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Tarrant Apparel Group+          13,300   $      627
Timberland Co., Class A+        12,700          879
Wolverine World Wide, Inc.      51,500          618
                                         ----------
                                             14,853
                                         ----------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 1.9%
A.O. Smith Corp., Class B       27,400          692
Arvin Industries, Inc.          23,600          864
Avis Rent A Car, Inc.+          30,700          963
Bandag, Inc.                    20,100          641
Bandag, Inc., Class A            5,000          134
Coach USA, Inc.+                28,900          686
Copart, Inc.+                   18,500          335
Detroit Diesel Corp.            29,900          684
Discount Auto Parts, Inc.+      10,000          228
Gentex Corp.+                   76,300        2,294
Group 1 Automotive, Inc.+       17,600          453
Hayes Lemmerz International,
  Inc.+                         27,200          782
MascoTech, Inc.                 44,500          773
Midas, Inc.                     16,400          574
Modine Manufacturing Co.        28,500          891
Myers Industries, Inc.          17,700          400
O'Reilly Automotive, Inc.+      25,200        1,153
Superior Industries
   International, Inc.          31,200          780
Varlen Corp.                    10,000          280
Winnebago Industries, Inc.      10,000          143
Wynns International, Inc.       20,500          343
                                         ----------
                                             14,093
                                         ----------
BANKS -- 6.2%
AMCORE Financial, Inc.          33,150          696
Anchor Bancorp Wisconsin, Inc.  18,500          340
Area Bancshares Corp.           16,500          435
Bancfirst Corp.                 10,000          355
Bancorpsouth, Inc.              49,200          818
Bank United Corp., Class A      26,000        1,050
Banknorth Group, Inc.           27,500          727
Bay View Cap Corp.              22,800          406
BOK Financial Corp.+            50,988        1,313
BT Financial Corp.               6,500          165
Carolina First Corp.            21,600          583
Cathay Bancorp, Inc.             4,500          157
Chemical Financial Corp.        15,735          519
Chittenden Corp.                15,500          446
Citizens Banking Corp.          29,650          965

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Commerce Bancorp, Inc.-
  New Jersey                    26,472   $    1,168
Community First Bankshares,
   Inc.                         53,700        1,097
CORUS Bankshares, Inc.          16,900          524
CVB Financial Corp.              8,000          184
Downey Financial Corp.          32,171          643
Everen Capital Corp.            38,200        1,122
F&M Bancorp., Inc.              14,500          573
F&M National Corp.              25,555          711
F.N.B Corp.                     18,860          464
First Bancorp/Puerto Rico       27,300          705
First Citizens Bcshs            10,500          843
First Commonwealth Financial
  Corp.                         24,300          532
First Financial Bancorp.        41,230          892
First Financial Bankshares,
   Inc.                          9,800          316
First Midwest Bancorp, Inc.     28,000        1,118
First Source Corp.              22,542          665
First United Bancshares, Inc.   17,500          265
Firstfed Financial Corp.+       24,800          429
Flagstar Bancorp, Inc.          10,000          255
Frontier Financial Corp.        10,000          226
GBC Bancorp                     16,000          283
Hancosk Holding Co.             10,645          474
Harbor Florida Bancshares, Inc. 32,000          376
Harris Financial, Inc.          37,500          450
Imperial Bancorp+               37,692          726
International Bancshares Corp.  13,000          648
InterWest Bancorp, Inc.         10,100          235
Irwin Financial Corp.           22,300          532
MAF Bancorp, Inc.               29,725          661
Merchants Bancorp, Inc.
   New York                     11,000          382
National Bancorp of Alaska,
   Inc.                         30,300          811
National City Bancshares, Inc.  17,655          491
National Penn Bancshares, Inc.  12,200          281
Pacific Capital Bancorp.        18,000          480
Park National Corp.             10,400        1,006
Peoples Bancorp, Inc.           41,565          439
Premier Bancshares, Inc.        24,000          471
Provident Bankshares Corp.      28,339          705
Queens County Bancorp, Inc.     24,330          855
Republic Security Financial
   Corp.                        36,300          315
Riggs National Corp.            34,500          582
Roslyn Bancorp, Inc.            74,800        1,365
S & T Bancorp, Inc.             30,700          783
Sky Financial Group, Inc.       41,850        1,177
Southwest Bancorp of
  Texas, Inc.+                  23,000          388


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

St. Paul Bancorp, Inc.          45,737   $    1,109
Staten Island Bancorp, Inc.     40,700          735
Susquehanna Bancshares, Inc.    39,275          727
Texas Regional Bancshares, Inc. 17,300          496
The Trust Company of New Jersey 20,100          460
Triangle Bancorp, Inc.          24,300          395
TrustCo Bank Corp.              29,912          800
UMB Financial Corp.             19,562          813
United Bankshares, Inc.         48,900        1,320
UST Corp.                       48,300        1,168
Wesbanco, Inc.                  22,600          647
Western Bancorp.                17,300          622
Whitney Holding Corp.           21,400          867
                                         ----------
                                             46,782
                                         ----------
BUSINESS MACHINES & SOFTWARE -- 5.9%
Advantage Learning
  Systems, Inc.+                31,000          818
Advent Software, Inc.+           9,000          555
Analogic Corp.                  14,000          514
Apex PC Solutions, Inc.         19,650          327
Ardent Software, Inc.+          15,500          291
Avant Corp.+                    32,400          437
AVT Corp.+                       7,500          204
AXENT Technologies, Inc.+       22,900          215
BEA Systems, Inc.+              61,600          932
Black Box Corp.+                19,600          671
BMC Software, Inc.+             21,633          932
BroadVision, Inc.+              22,500        1,306
Cirrus Logic, Inc.+             72,900          515
Computer Horizons Corp.+        28,500          403
Concentric Network Corp.+       14,400        1,202
Concord Communications, Inc.+   11,900          533
Cybex Computer Products Corp.+   7,500          142
Data General Corp.+             47,700          557
Dendrite International, Inc.+   21,300          551
Digital River, Inc.+            17,200          664
Electronics for Imaging, Inc.+  56,300        2,664
Engineering Animation, Inc.+     9,600          143
Esterline Technologies Corp.+   17,500          247
FileNet Corp.+                  34,200          293
Genesys Telecommunications
  Laboratories, Inc.+           22,100          395
GeoTel Communications Corp.+    24,600        1,384
Great Plains Software, Inc.+    13,800          422
GT Interactive Software Corp.+  75,000          262
HMT Technology Corp.+           50,500          145
HNC Software, Inc.+             29,900          643

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Hyperion Solutions Corp.+       35,745   $      541
IMRglobal Corp.+                32,650          563
Input/Output, Inc.+             50,000          362
InterVoice, Inc.+               12,000          120
Komag, Inc.+                    61,200          229
MAPICS, Inc.+                   10,000           56
Maxwell Technologies, Inc.+      4,000           75
Metro Information Services,
   Inc.+                         7,500          162
MICROS Systems, Inc.+           15,600          460
MMC Networks, Inc.+             27,500          675
National Computer Systems,
   Inc.+                        28,600          801
National Instruments+           37,450        1,273
NeoMagic Corp.+                 12,500          146
Open Market, Inc.+              33,800          456
Peregrine Systems, Inc.+        42,600          958
Pinnacle Systems, Inc.+         10,000          544
Platinum Software Corp.+        38,400          274
Premiere Technologies, Inc.+    46,400          690
Progress Software Corp.+        16,500          375
QuadraMed Corp.+                18,600          180
Rational Software Corp.+        91,900        2,723
Read-Rite+                      53,500          331
RealNetworks, Inc.+             31,100        6,889
Remedy Corp.+                   31,100          544
RF Micro Devices, Inc.+         39,600        2,213
Sanchez Computer Associates,
  Inc.+                         12,000          702
SCM Microsystems, Inc.+         12,100          797
Sequent Computer Systems+       49,000          536
Software AG Systems, Inc.+      15,000          124
Sybase+                         88,700          687
System Software Associates,
   Inc.+                        25,000           47
Systems & Computer Technology
  Corp.+                        37,400          514
Visio Corp.+                    31,700          856
Xircom, Inc.+                   21,100          475
                                         ----------
                                             44,745
                                         ----------
BUSINESS SERVICES -- 14.4%
Abacus Direct Corp.+            11,500          851
ABM Industries, Inc.            24,500          744
ABR Information Services, Inc.+ 33,500          586
Actel Corp.+                    21,000          283
Administaff, Inc.+               7,500          120
Advance Paradigm, Inc.+         10,200          535
Advo, Inc.+                     24,700          488
Affiliated Computer Services,
   Inc.+                        49,300        1,886


                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Affymetrix, Inc.+               26,800   $    1,095
AHL Services, Inc.+             13,600          411
American Management Systems,
  Inc.+                         41,500        1,427
Analysts International Corp.    25,550          332
Apria Healthcare Group, Inc.+   51,500          805
Artesyn Technologies+           42,600          767
Aspen Technology, Inc.+         28,100          241
Aviation Sales Co.+             12,500          500
Bell & Howell Co.+              24,500          819
Billing Information Concepts+   39,000          483
BISYS Group, Inc.+              29,100        1,477
Borg Warner Security Corp.+     25,300          446
Boron, LePore & Associates,
  Inc.+                          5,000           51
Bowne & Co., Inc.               43,200          810
Brightpoint, Inc.+              59,150          364
Building One Services, Corp.+   41,100          627
Casella Waste Systems, Inc.,
  Class A+                       7,500          187
Catalina Marketing Corp.+       20,700        1,769
Catalytica, Inc.+               31,600          433
CDI Corp.+                      23,100          614
CDW Computer Centers, Inc.+     23,800        2,130
CellStar Corp.+                 66,000          487
Century Business Services,
   Inc.+                        71,400          857
Cerner Corp.+                   36,100          614
Choicepoint, Inc.+              16,300          968
Circle International Group,
   Inc.                         17,500          297
Clarify, Inc.+                  21,300          501
Computer Task Group, Inc.       23,000          428
Concentra Managed Care, Inc.+   45,400          616
Consolidated Graphics, Inc.+    16,500          703
Credit Acceptance Corp.+        50,000          350
CSG Systems International,
   Inc.+                        55,400        2,140
Curative Technologies, Inc.+    13,600           76
Cytec Industries, Inc.+         39,600        1,126
Data Processing Resources
   Corp.+                        6,000           76
DBT Online, Inc.+               19,900          670
DeVry, Inc.+                    76,600        2,020
Documentum, Inc.+               19,400          303
DST Systems, Inc.+              15,624          910
Educational Management Corp.+   29,800          594
Electro Rent Corp.+             23,400          266
Excite, Inc.+                   11,000        1,606
Express Scripts, Inc.,
   Class A+                     36,200        2,665
F.Y.I., Inc.+                   13,100          406
FactSet Research Systems,
   Inc.+                        13,800          643
Fair, Isaac & Co., Inc.         14,700          500

                                Number       Value
                               of Shares    (000s)
                               --------- ----------

Forrester Research, Inc.+        4,000   $      136
Franklin Covey Co.+             25,500          247
G. & K Services, Inc., Class A  23,150        1,082
Grey Advertising, Inc.           1,300          420
Group Maintenance America
  Corp.+                        32,500          435
GTECH Holdings, Corp.+          37,800          985
HA-LO Industries, Inc.+         53,775          632
Hanover Compressor Co.+         26,100          749
Henry Jack & Associates, Inc.   21,600          713
Hooper Holmes, Inc.             20,000          319
Inso Corp.+                      5,000           36
Inspire Insurance Solutions,
  Inc.+                         10,000          217
Integrated Health Services,
  Inc.+                         48,300          232
Integrated Systems, Inc.+       15,000          204
Interim Services, Inc.+         45,700          794
Iron Mountain, Inc.+            32,050          891
ITT Educational Services,
   Inc.+                        30,350          745
Jacobs Engineering Group,
Inc.+                           29,100        1,148
John H. Harland Co.             36,800          609
Kirby Corp.+                    24,100          458
Kroll-O'Gara Company+           17,400          417
Kronos, Inc.+                    6,750          229
Labor Ready, Inc.+              25,500        1,001
Lamar Advertising Company+      27,700          931
Lason, Inc.+                    14,000          554
Lycos, Inc.+                    49,200        4,905
MAXIMUS, Inc.+                  18,500          481
Medical Manager, Corp.+         20,100          573
Medusa                          16,800          459
MemberWorks, Inc.+              15,100          661
Mentor Graphics Corp.+          71,800          871
Mercury Interactive Corp.+      41,200        1,161
META Group, Inc.+                6,000           55
Metamor Worldwide, Inc.+        36,100          706
Metris Companies, Inc.          21,528        1,316
Metromedia International
   Group, Inc.+                 77,800          457
Metzler Group, Inc.+            32,900          917
National Data Corp.             26,600        1,227
Network Solutions, Inc.+         7,800          606
Norrell Corp.                   29,200          438
Oceaneering International,
   Inc.+                        26,400          436
Olsten Corp.                    74,300          502
On Assignment, Inc.+             5,000          152


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Orthodontic Centers of America,
   Inc.+                        49,000    $     606
PAXAR Corp.+                    53,435          478
Pediatrix Medical Group, Inc.+  16,900          320
Pegasus Systems, Inc.+           8,300          388
Personal Group of America,
   Inc.+                        38,400          350
Physician Reliance Network,
   Inc.+                        58,800          485
Pierce Leahy Corp.+              9,000          227
Plexus Corp.+                   14,300          477
Pre-Paid Legal Services,
   Inc.+                        23,200          661
ProBusiness Services, Inc.+     18,200          653
Project Software & Development,
   Inc.+                         5,000          110
Protection One, Inc.+          115,700          550
QRS Corp.+                       8,500          467
R. H.  Donnelley Corp.          33,000          544
Renaissance Worldwide, Inc.+    59,620          395
Rent-A-Center, Inc.+            29,100          902
Rent-Way, Inc.+                 20,200          550
Rollins, Inc.                   35,500          599
Romac International, Inc.+      57,300          645
S3, Inc.+                       52,500          377
Safeguard Scientifics, Inc.+    36,700        2,973
Sandisk Corp.+                  28,800          583
Sapient Corp.+                  28,400        1,782
SDL, Inc.+                      12,900        1,409
SEACOR SMIT, Inc.+              14,700          778
Security Dynamics Technologies,
  Inc.+                         37,400          813
Security First Technologies
   Corp.+                       12,000        1,429
SEI Investments Co.             19,800        1,881
Spartech Corp.                  32,700          777
StaffMark, Inc.+                23,900          242
Standard Register Co.           31,100          949
Strayer Education, Inc.         16,100          557
Structural Dynamics Research
  Corp.+                        41,000          797
Sun Healthcare Group, Inc.+     71,608          107
Superior Consultant Holdings
  Corp.+                         5,000          135
Superior Services, Inc.+        36,200          665
Sykes Enterprises, Inc.+        14,000          287
Synetic, Inc+                   18,000        1,700
Syntel, Inc.+                   20,000          162
Technology Solutions Co.+       54,600          433
Teletech Holdings, Inc.+        70,300          466
Tetra Technology, Inc.+         29,100          704

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

The Wackenhut Corp.              7,500    $     168
TMP Worldwide, Inc.+            24,700        1,661
TSI International Software
   Ltd.+                        41,200          649
Unisource Worldwide, Inc.       84,300          685
URS Corp.+                       7,500          173
Volt Information Sciences,
  Inc.+                         18,000          315
Wackenhut Corrections Corp.+    25,900          481
Wallace Computer Services, Inc. 39,600          913
Walter Industries, Inc.+        60,800          692
Waste Management, Inc.          14,337          810
Zebra Technologies Corp.,
  Class A+                      31,100        1,034
                                          ---------
                                            108,204
                                          ---------
 CHEMICAL -- 2.5%
A. Schulman                     38,900          681
Albemarle Corp.                 43,000          946
Cambrex Corp.                   27,200          697
Chemfirst, Inc.                 21,900          523
Dexter Corp.                    26,600        1,092
Ethyl Corp.                     92,700          475
Ferro Corp.                     41,600        1,152
Fuller (H.B.)                   15,600        1,063
Geon Co.                        23,800          729
Georgia Gulf Corp.              33,700          537
International Specialty
   Products, Inc.+              62,900          519
Lawter International, Inc.      35,700          428
Lilly Industries, Inc.,
   Class A                      28,350          496
M. A. Hanna Company             45,300          733
Macdermid, Inc.                 28,100        1,178
Mastec, Inc.+                   26,550          690
NL Industries, Inc.             56,400          666
OM Group, Inc.                  26,100          949
Regal Beloit                    24,900          538
Scotts Co., Class A+            21,200          872
Sequa Corp., Class A+           11,100          629
Techne Corp.+                   15,000          412
Tredegar Industries, Inc.       40,300        1,076
Twinlab Corp.+                  37,100          315
WD-40 Co.                       15,800          423
Witco Corp.                     52,700        1,005
                                          ---------
                                             18,824
                                          ---------
CONSTRUCTION -- 2.0%
Blount International, Inc.,
   Class A                      41,800        1,165
Centex Construction Products,
   Inc.                         23,200          821


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

DAL-Tile International, Inc.+   58,800    $     661
Florida Rock Industries, Inc.   22,400          770
Granite Construction, Inc.      29,250          835
Justin Industries, Inc.         26,500          358
Lone Star Industries, Inc.      23,400          835
M.D.C. Holdings, Inc.           10,000          196
Morrison Knudsen Corp.+         55,500          604
NVR, Inc.+                      10,000          481
Oakwood Homes Corp.             42,700          592
Palm Harbor Homes, Inc.+        24,187          487
Pulte Corp.                     28,600          647
Sawtek, Inc.+                   23,700          835
Simpson Manufacturing, Inc.+    12,700          587
Standard Pacific Corp.          32,200          445
Stone & Webster, Inc.           15,000          329
T J International, Inc.         19,200          533
The Ryland Group, Inc.           8,000          210
Toll Brothers, Inc.+            35,600          761
U.S. Home Corp.+                15,100          517
United Dominion Industries,
   Ltd.                         39,000          931
Webb Del Corp.                  21,900          506
West Teleservices Corp.+        73,200          618
                                          ---------
                                             14,724
                                          ---------
CONSUMER - DURABLE -- 1.2%
American Business Products, Inc. 7,500          115
Coachmen Industries, Inc.        8,000          151
Comfort Systems USA, Inc.+      33,900          534
Ethan Allen Interiors, Inc.     26,500        1,343
Harman International Industries,
  Inc.                          20,200          928
Helen of Troy Ltd.+             32,200          451
Interface, Inc.                 57,500          406
Kimball International, Inc.,
  Class B                       41,600          666
La-Z-Boy Chair Co.              63,600        1,252
Linens 'N Things, Inc.+         41,600        1,903
Pillowtex                        7,500          123
Sunbeam Corp.                   92,200          496
Toro Co.                        14,800          515
                                          ---------
                                              8,883
                                          ---------
CONSUMER - NONDURABLE -- 2.8%
Acclaim Entertainment, Inc.+    50,100          326
Action Performance Companies,
  Inc.+                         17,700          600

                                Number       Value
                               of Shares    (000s)
                              ---------   ---------

Applebee's International, Inc.  34,700    $     896
Brinker International, Inc.+    74,500        2,058
Buffets, Inc.+                  49,500          495
CEC Entertainment, Inc.+        21,200          795
Cheesecake Factory+             22,300          624
Consolidated Products, Inc.+    26,500          479
Cytyc Corp.+                    20,200          395
Department 56, Inc.+            19,400          525
Enesco Group                    18,200          382
Foodmaker, Inc.+                44,200        1,066
Fresh Del Monte Produce, Inc.+  43,500          685
Hanover Direct, Inc.+          247,000          695
IHOP Corp.+                     10,000          457
Jostens, Inc.                   40,300          864
Lone Star Steakhouse & Saloon,
  Inc.+                         46,200          502
Luby's Cafeterias, Inc.         26,400          442
Midway Games, Inc.+             44,466          381
Mohawk Industries, Inc.+        44,800        1,445
Oakley, Inc.+                   79,600          547
Performance Food Group
  Company+                       6,000          159
Regis Corp.                     40,350        1,034
Riviana Foods, Inc.              7,500          146
Ruby Tuesday, Inc.              33,874          618
Russ Berrie & Co., Inc.         26,400          718
Ryan's Family Steak Houses,
   Inc.                         47,000          582
Sbarro, Inc.+                   23,100          605
Sonic Corp.+                    19,100          537
Trans World Entertainment
   Corp.+                       37,750          578
Vlasic Foods International,
   Inc.+                        41,600          341
Williams-Sonoma, Inc.+          44,000        1,276
                                          ---------
                                             21,253
                                          ---------
CONTAINERS -- 0.2%
ACX Technologies, Inc.+         31,500          360
Greif Brothers Corp., Class A+  26,300          667
Ivex Packaging Corp.+           20,200          398
Silgan Holdings, Inc.+          10,000          172
                                          ---------
                                              1,597
                                          ---------
ELECTRONICS -- 6.0%
ADAC Laboratories, Inc.+         8,100           59
Advanced Fibre Communications,
  Inc.+                         69,200          528
AFC Cable Systems, Inc.+        13,000          429
Alpha Industries, Inc.+         16,000          564


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Amphenol Corp.+                 19,400    $     671
Anixter International, Inc.+    52,000          819
Applied Micro Circuits Corp.+   21,200        1,130
Atmi, Inc.+                     24,200          557
Aware, Inc.+                    19,000        1,056
Belden, Inc.                    28,700          552
Benchmark Electronics, Inc.+    12,000          404
Burr Brown Corp.+               41,650        1,104
Cable Design Technologies Corp.+33,250          495
CCC Information Services
   Group, Inc.+                 27,800          361
Centennial Technologies, Inc.+   5,600            5
Checkpoint Systems, Inc.+       37,200          365
Commscope, Inc.+                59,500        1,450
Cree Research, Inc.+            12,300          517
CTS Corp.                       14,400          769
Cypress Semiconductor Corp.+   102,300        1,049
Data Broadcasting Corp.+        29,500          487
Digital Microwave Corp.+        64,900          827
Dionex+                         23,800          976
DSP Communications, Inc.+       43,900        1,196
Dupont Photomasks, Inc.+        16,900          739
Electro Scientific Industries,
   Inc.+                        13,000          496
Exide Corp.                     22,800          284
General Cable Corp.             33,700          501
Genrad, Inc.+                   31,900          590
Gerber Scientific, Inc.         25,700          483
Hadco Corp.+                    14,200          373
Hutchinson Technology, Inc.+    23,400          516
Imation Corp.+                  43,800          775
Integrated Device Technology,
   Inc.+                        89,200          658
International  Rectifier
   Corp.+                       58,600          571
International Network Services+ 53,100        2,018
Kemet Corp.+                    44,400          685
Kent Electronics Corp.+         31,900          297
Kulicke & Soffa Industries,
   Inc.+                        28,800          659
Lam Research Corp.+             43,700        1,377
Lattice Semiconductor Corp.+    26,600        1,087
Level One Communications, Inc.+ 38,300        1,968
Littelfuse, Inc.+               20,600          415
Marshall Industries+            19,600          316
MEMC Electronic Materials,
   Inc.+                        77,004          462
Methode Electronics, Inc.,
   Class A                      42,750          636
Omnipoint Corp.+                48,300          857
Optical Cable Corp.+            20,000          210
Remec, Inc.+                    25,700          332

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               --------   ---------

Semtech Corp.+                  14,200    $     463
Sensormatic Electronics Corp.+  68,500          822
Service Experts, Inc.+          20,100          325
Silicon Valley Group, Inc.+     38,600          511
Sipex Corp.+                    18,300          256
Stoneridge, Inc.+               10,000          168
Superior Telecommunications,
   Inc.                         23,343          582
Technitrol, Inc.                18,700          547
Tekelec, Inc.+                  60,600          547
TranSwitch Corp.+               14,000          616
United States Satellite
  Broadcasting Co.+            100,400        1,795
Unitrode Corp.+                 32,600          577
Varian Medical Systems, Inc.    27,200          468
Varian, Inc.+                   27,200          247
Veeco Instruments, Inc.+        13,500          520
Vicor Corp.+                    46,800          658
Vishay Intertechnology, Inc.+   61,900        1,079
VLSI Technology, Inc.+          50,300          949
                                          ---------
                                             44,805
                                          ---------
ENERGY - RAW MATERIALS -- 2.3%
Arch Coal, Inc.                 43,700          530
Barrett Resources Corp.+        35,600        1,081
BJ Services Co.+                66,100        1,768
C&D Technologies, Inc.           6,000          155
Cabot Oil & Gas Corp., Class A  27,300          478
Devon Energy Corp.              29,600          984
Eastern Enterprises             27,500          988
Forest Oil Corp.+               51,400          514
Helmerich & Payne, Inc.         46,000        1,185
Louis Dreyfus Natural
  Gas Corp.+                    44,800          857
Marine Drilling Company, Inc.+  57,400          987
Metals USA, Inc.+               40,000          428
Mitchell Energy & Development
   Corp., Class A               44,900          676
Newfield Exploration Co.+       43,900        1,180
Newpark Resources, Inc.+        75,100          690
ONEOK, Inc.                     28,800          805
PennzEnergy Co.                 43,700          565
Rowan Companies, Inc.+          76,600        1,226
Stone Energy Corp.+             16,800          570
Tuboscope Vetco International
   Corp.+                       48,900          666
Varco International, Inc.+      62,300          705
Vintage Petroleum, Inc.         60,600          651
                                          ---------
                                             17,689
                                          ---------

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

FOOD & AGRICULTURE -- 1.9%
AgriBioTech, Inc.+              46,000    $     354
American Italian Pasta Co.,
  Class A+                      17,500          470
Bob Evans Farms, Inc.           45,900          841
California Water Service Group   7,500          172
Chiquita Brands International,
   Inc.                         72,100          721
Coca Cola Bottling Co.           9,300          512
Corn Products International,
   Inc.                         32,800          947
Dreyer's Grand Ice Cream, Inc.  31,600          431
E'Town Corp.                     4,600          184
Fleming Companies, Inc.         45,700          400
International Multifoods Corp.  22,500          498
J.M. Smucker  Co., Class A      32,400          697
Lance, Inc.                     33,800          469
Michael Foods, Inc.             25,100          574
Mississippi Chemical Corp.      31,540          288
Pilgrim's Pride Corp.           29,100          542
Ralcorp Holdings, Inc.+         34,466          633
Rexall Sundown, Inc.+           62,800        1,087
Richfood Holdings, Inc.         43,600          545
Seaboard Corp.                   1,700          449
Terra Industries, Inc.          80,300          371
The Hain Food Group, Inc.+       7,000          125
Tootsie Roll Industries, Inc.   37,588        1,558
United Natural Foods, Inc.+     21,100          530
Universal Foods Corp.           40,200          844
                                          ---------
                                             14,242
                                          ---------
GOLD -- 0.2%
Battle Mountain Gold Co.       210,000          591
Getchell Gold Corp.+            35,171        1,200
                                          ---------
                                              1,791
                                          ---------
HEALTHCARE/DRUG & MEDICINE -- 7.4%
Acuson Corp.+                   30,600          467
Agouron Pharmaceuticals, Inc.+  34,300        2,026
ALARIS Medical, Inc.+           15,000           47
Algos Pharmaceuticals Corp.+    19,500          568
Alkermes, Inc.+                 23,900          639
Alpharma, Inc., Class A         30,067          887
Alternative Living Services,
   Inc.+                        24,600          547
American Oncology Resources,
  Inc.+                         36,900          330
Amerisource Health Corp.+       47,400        1,312
Andrx Corp.+                    15,700        1,236

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Arrow International, Inc.       24,000    $     540
Aviron+                         17,600          332
Ballard Medical Products        31,600          754
Barr Laboratories, Inc.+        25,100          755
Beverly Enterprises, Inc.+      93,600          608
Bindley Western Industries,
   Inc.                         24,299          750
Bio-Technology General Corp.+   54,600          387
Biomatrix, Inc.+                20,800          685
Carematrix Corp.+               17,700          303
Carter-Wallace, Inc.            49,500          869
Cell Pathways, Inc.+            23,400          208
CLOSURE Medical Corp.+          12,800          413
Cognex Corp.+                   39,000        1,131
Conmed Corp.+                   16,500          476
Coulter Pharmaceutical, Inc.     8,000          161
Covance, Inc.+                  57,000        1,250
Coventry Health Care, Inc.+     61,400          564
Datascope Corp.+                17,600          501
Diagnostic Products Corp.        7,000          161
Dura Pharmaceuticals, Inc.+     42,400          509
Enzon, Inc.+                    34,200          445
First Health Group Corp.+       55,600          907
GelTex Pharmaceuticals, Inc.+    8,000          137
Gensia, Inc.+                   90,000          315
Haemonetics Corp.+              24,400          383
Hanger Orthopedic Group, Inc.+   9,000          132
Human Genome Sciences, Inc.+    25,300          936
Icos Corp.+                     42,200        1,677
IDEC Pharmaceuticals Corp.+     22,600        1,147
Idexx Laboratories, Inc.+       46,900        1,061
Incyte Pharmaceuticals, Inc.+   26,900          486
Inhale Therapeutic Systems+     18,500          532
Invacare Corp.                  33,300          770
Isis Pharmaceuticals, Inc.+     15,000          157
IVAX Corp.+                    130,200        1,709
Jones Medical Industries, Inc.  32,500        1,044
Maxxim Medical, Inc.+            7,000          112
Medicis Pharmaceutical Corp.,
   Class A+                     31,800          773
Medimmune, Inc.+                57,000        3,142
MedPartners, Inc.+             181,900          955
Mentor Corp.                    28,600          415
Mid Atlantic Medical Services,
   Inc.+                        59,600          544
Millennium Pharmaceuticals+     30,200        1,123
Minimed, Inc.+                   3,580          224
NBTY, Inc.+                     80,400          407


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

NCS HealthCare, Inc., Class A+  10,000    $     130
OEC Medical Systems, Inc.+       6,000          142
Osteotech, Inc.+                14,000          506
Owens & Minor Holding, Inc.
  Holding Co.                   35,200          348
Parexel International Corp.+    28,500          686
Pathogenesis Corp.+             17,200          226
Perclose, Inc.+                 10,800          410
Perrigo Co.+                    79,000          602
Pharmaceutical Product
  Development, Inc.+            21,400          623
PhyCor, Inc.+                   73,400          367
Priority Healthcare Corp.,
   Class B+                     10,885          552
Protein Design Labs, Inc.+      21,400          330
Quest Diagnostic, Inc.+         34,500          789
Quorum Health Group, Inc.+      66,000          817
Res-Care, Inc./+                18,200          337
ResMed, Inc.+                   13,400          354
Respironics, Inc.+              34,700          490
Roberts Pharmaceutical Corp.+   28,800          490
Sangstat Medical Corp.+         17,300          251
Scios, Inc.+                    38,300          148
Sepracor, Inc.+                 30,700        2,594
Serologicals Corp.+             26,100          196
Sola International, Inc.+       27,300          406
Sunrise Assisted Living, Inc.+  22,100          884
The Liposome Company, Inc.+     36,900          461
Theragenics Corp.+              32,000          232
Thermedics, Inc.+               40,800          306
Thermo Cardiosystems, Inc.+     44,600          326
ThermoLase Corp.+                3,182           54
Transkaryotic Therapies, Inc.+  19,200          595
United Payors & United
  Providers, Inc.+              16,500          291
Vertex Pharmaceuticals, Inc.+   29,800          630
Veterinary Centers of America,
  Inc.+                         10,000          131
West Pharmaceutical Services,
   Inc.                         15,400          509
Xomed Surgical Products, Inc.+  12,000          500
Zila, Inc.+                     20,000           80
                                          ---------
                                             55,742
                                          ---------
HOUSEHOLD PRODUCTS -- 0.9%
Bush Boake Allen, Inc.+         22,600          620
Chattem, Inc.+                   5,400          211
Church & Dwight Co., Inc.       22,700          972

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Clorox Co.                      15,007    $   1,731
Libbey, Inc.                    20,600          619
Playtex Products, Inc.+         69,600        1,148
Tupperware Corp.                52,700        1,248
                                          ---------
                                              6,549
                                          ---------
INSURANCE -- 4.0%
Alfa Farmers Federation Corp.   46,000          776
American Annuity Group, Inc.    41,550          914
American Heritage Life
   Investment Corp.             30,200          700
Amerin Corp.+                   27,500          645
AmerUs Life Holdings, Inc.,
  Class A                       24,800          555
Argonaut Group, Inc.            28,200          705
ARM Financial Group, Inc.,
   Class A                      12,000          167
Arthur J. Gallegher & Co.       19,100          907
Brown & Brown                   14,000          458
Capital Re Corp.                31,000          606
Chicago Title Corp.             20,000          781
CNA Surety Corp.                42,500          574
Delphi Financial Group, Inc.,
  Class A+                      20,753          646
E.W. Blanch Holdings            13,600          801
Enhance Financial Services
  Group, Inc.                   36,000          745
Executive Risk, Inc.            12,200          875
FBL Financial Group, Inc.,
   Class A                      35,400          704
Foremost Corp. of America       32,600          678
FPIC Insurance Group, Inc.+     10,000          450
Frontier Insurance Group, Inc.  40,385          558
Harleysville Group, Inc.        32,600          607
Hartford Life, Inc., Class A    29,100        1,522
HCC Insurance Holdings, Inc.    47,950        1,013
Kansas City Life Insurance Co.   7,200          591
LandAmerica Financial Group,
   Inc.                         14,100          395
Liberty Corp.                   20,900        1,082
Markel Corp.+                    5,800        1,082
Medical Assurance, Inc.+        24,311          669
NAC Re Corp.                    21,300        1,161
National Western Life
   Insurance Co., Class A+       1,500          149
Orion Capital Corp.             24,800          730
PMI Group                       37,600          674
Reinsurance Group of America,
  Inc.                          40,650        1,738


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Risk Capital Holdings, Inc.+    10,000    $     145
RLI Corp.                       11,375          362
SCPIE Holdings, Inc.             6,000          144
Selective Insurance Group,
   Inc.              `          32,400          628
Sierra Health Services, Inc.+   32,450          406
State Auto Financial Corp.      49,700          503
Stewart Information Services
  Corp.                          3,000          120
Trenwick Group, Inc.            14,550          407
UICI+                           42,300        1,036
United Fire & Casualty Co.      11,200          297
W. R. Berkley Corp.             24,200          666
Zenith National Insurance Corp. 21,000          499
                                          ---------
                                             29,871
                                          ---------
MEDIA -- 4.4%
Ackerly Group, Inc.             21,000          361
Amc Entertainment, Inc.+        26,500          469
Applied Graphics Technologies+  24,600          249
Banta Corp.                     28,200          601
Big Flower Holdings, Inc.+      22,300          794
CD Radio, Inc.+                 21,200          519
CNET, Inc.+                     35,000        4,498
Cox Radio, Inc., Class A+        9,500          463
Cymer, Inc.+                    32,900          600
Gaylord Entertainment Co.       34,700        1,076
Hearst-Argyle Television,
   Inc.+                         6,000          153
Houghton Mifflin Co.            32,900        1,468
John Wiley & Sons, Inc.,
   Class A                      35,200        1,423
Jones Intercable, Inc.,
   Class A+                     44,700        2,073
Journal Register Co.+           44,300          645
Loews Cineplex Entertainment
  Corp.+                        56,500          713
Macrovision Corp.+               8,700          409
Media General, Inc., Class A    23,200        1,206
Metro Networks, Inc.+           18,400          828
Nielsen Media Research, Inc.    51,100        1,399
Oak Industries, Inc.+           20,300          848
PanAmSat Corp.+                 22,000          771
Paxson Communications Corp.+    60,000          641
Penton Media, Inc.              20,600          489
Scholastic Corp.+               18,200          861
Sinclair Broadcast Group,
   Inc.+                        54,300          760
Spelling Entertainment Group,
  Inc.+                        106,700          947
TCA Cable TV, Inc.              56,400        2,809
TV Guide, Inc.+                 56,400        2,376

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

United Television, Inc.         11,200    $   1,126
Westwood One, Inc.+             30,000        1,028
Young Broadcasting, Inc.+       14,400          610
                                          ---------
                                             33,213
                                          ---------
MISCELLANEOUS FINANCE -- 4.6%
Advanta Corp., Class A          31,209          421
Affiliated Managers Group,
  Inc.+                         16,900          491
Allied Capital Corp.            47,800          860
AmeriCredit Corp.+              71,000        1,176
Ameritrade Holding Corporation,
  Class A+                      53,200        7,106
AMRESCO, Inc.+                  51,800          337
Cash America International,
  Inc.                          12,500          159
CMAC Investment Corp.+          20,800          954
Dain Rauscher Corp.             13,100          562
Eaton Vance Corp.               42,600          972
Fidelity National
  Financial, Inc.               32,710          597
Financial Federal Corp+          7,500          157
First Financial Corp.            7,300          294
First Sentinel Bancorp, Inc.    53,262          406
Fund American Enterprise
  Holdings, Inc.+                6,409          923
Hambrecht and Quist Group,
  Inc.+                         27,700          976
HealthCare Financial Partners,
  Inc.+                         13,000          439
Interpool, Inc.                 31,400          461
Investment Technology Group     55,950        1,937
Investors Financial
  Services Corp.                14,000          509
Jefferies Group Inc             24,200          554
JSB Financial, Inc.             11,600          572
LNR Property Corp.              26,900          528
Mail Well Holdings, Inc.+       54,300          709
Morgan Keegan, Inc.             36,050          604
NCO Group, Inc.+                16,500          538
Northwest Bancorp, Inc.         52,700          478
Ocwen Financial Corp.+          58,600          494
PaymenTech, Inc.+               40,200          960
Phoenix Investment
  Partners, Ltd.                45,000          444
Pioneer Group, Inc.             28,100          523
Price Enterprises, Inc.         18,600          108
Profit Recovery Group
  International, Inc.+          27,600        1,007
Raymond James Financial, Inc.   44,300          955


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Resource Bancshares Mortgage
  Group, Inc.                   12,000    $     147
Sabre Group Holdings, Inc.+     24,000        1,251
Student Loan Corp.              23,100          938
TeleBanc Financial Corp.+       12,000        1,244
United International
  Holdings, Inc., Class A+      27,900        1,667
Value Line, Inc.                11,100          412
Webster Financial Corp.         36,900        1,135
                                          ---------
                                             35,005
                                          ---------
NON-FERROUS METALS -- 1.0%
Asarco, Inc.                    45,700          840
Commercial Metals Co.           16,233          382
Cyprus Amax Minerals Co.        83,100        1,278
Kaiser Aluminum Corp.+          77,100          602
MAXXAM Inc.+                     4,000          229
Minerals Technologies, Inc.     24,700        1,334
Mueller Industries, Inc.+       39,400        1,241
Reliance Steel & Aluminum Co.   20,850          760
Stillwater Mining Co.+          31,100          881
                                          ---------
                                              7,547
                                          ---------
OIL - DOMESTIC -- 1.3%
Cross Timbers Oil Co.           48,725          533
Global Industries, Ltd.+        83,300        1,026
Houston Exploration Co.+        27,300          519
J. Ray McDermott, S.A.+         35,700        1,125
National-Oilwell, Inc.+         51,100          664
Pioneer Natural Resources Co.   91,600        1,071
Pogo Producing Co.              47,800          917
Pride International, Inc.+      40,000          468
Santa Fe Energy Resources,
  Inc.+                        119,200        1,073
Snyder Oil Corp.                38,500          700
Tesoro Petroleum Corp.+         37,000          419
Trans Montaigne Oil, Inc.+      36,300          517
UNOVA, Inc.+                    56,000          760
                                          ---------
                                              9,792
                                          ---------
OPTICAL & PHOTO -- 0.6%
Avid Technology, Inc.+          27,900          453
C-Cube Microsystems, Inc.+      37,300          844
Ocular Sciences, Inc.+          21,700          662
Photronics, Inc.+               29,000          694
Polaroid Corp.                  40,100          827

SCHWAB SMALL-CAP INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Ultratech Stepper, Inc.+        23,300    $     323
Wesley Jessen VisionCare,
  Inc.+                         18,000          551
                                          ---------
                                              4,354
                                          ---------
PAPER & FOREST PRODUCTS -- 0.9%
Buckeye Technology, Inc.+       39,400          571
Caraustar Industries, Inc.      28,200          719
Chesapeake Corp.                26,100          848
Longview Fibre Co.              52,800          686
PH Glatfelter Co.               46,100          591
Pope & Talbot+                  31,450          621
Potlatch Corp.                  26,600        1,102
Rock Tennessee Co., Class A     25,330          317
Thermo Fibertek, Inc.+          72,100          514
Wausau Mosinee Paper Corp.      54,325          896
                                          ---------
                                              6,865
                                          ---------
PRODUCER GOODS & MANUFACTURING -- 7.0%
Advanced Energy Industries,
  Inc.+                         24,400          676
AGCO Corp.                      57,400          567
Airgas, Inc.+                   82,600          971
Albany International Corp.,
  Class A+                      33,317          808
AMETEK, Inc.                    34,900          796
Applied Power, Inc., Class A    12,600          398
AptarGroup, Inc.                35,200          986
Astec Industries, Inc.+         18,200          705
Baldor Electric, Co.            40,720          786
Barnes Group, Inc.              23,300          491
Boise Cascade Office Products
  Corp.+                        64,400          797
Brady Corp., Class A            25,600          662
CLARCOR Inc.                    29,050          545
Corporate Express, Inc.+        95,200          476
Credence Systems, Corp.+        23,950          615
DII Group, Inc.+                27,300          846
Donaldson Co., Inc.             46,900        1,049
Dycom Industries, Inc.+         20,400          932
Elcor Corp.                     13,500          521
Flowserve Corp.                 43,634          813
Foster Wheeler Corp.            47,000          635
Franklin Electric Corp.          6,400          400
General Binding Corp.           15,500          310
Graco, Inc.                     23,437          738
Harnischfeger Industries, Inc.  46,100          449
Hughes Supply, Inc.             26,950          627
Husmann International, Inc.     46,600          740


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

IDEX Corp.                      32,425    $     865
IGEN International, Inc.+       14,800          372
Ionics, Inc.+                   18,700          638
JLG Industries, Inc.            48,400          777
Juno Lighting, Inc.             11,500          262
Kennametal, Inc.                27,300          725
Lincoln Electric Co., Class A   53,600        1,106
Magnatek, Inc.+                 36,500          395
Manitowoc Co., Inc.             28,462        1,085
Mark IV Industries, Inc.        49,800          890
Matthews International Corp.,
  Class A                       13,500          359
Micrel, Inc.+                   22,700        1,336
Milacron, Inc.                  41,900          964
Mine Safety Appliances Co.       3,000          183
MSC Industrial Direct, Inc.+    38,000          819
NACCO Industries, Inc.,
  Class A                        8,250          667
NCI Building Systems, Inc.+     17,400          419
Nordson Corp.                   18,400        1,109
PMC Sierra, Inc.+               32,700        3,135
Polycom, Inc.+                  27,100          662
Precision Castparts Corp.       22,300          953
PRI Automation, Inc.+           21,900          543
Rayovac Corp.+                  25,100          678
Roper Industries, Inc.          34,400          980
SLI, Inc.+                      32,150          882
Specialty Equipment Companies,
  Inc.+                         17,800          532
Springs Industries, Inc.        18,300          684
SPS Technologies, Inc.+         14,100          615
SPX  Corp.+                     24,567        1,605
Standex International Corp.     14,900          366
Tecumseh Products Co., Class A  22,900        1,400
Tennant Co.                      5,000          171
Terex Corp.+                    23,100          731
Texas Industries, Inc.          22,800          704
Thermo Ecotek Corp.+            43,250          287
Thermo Optek Corp.+             54,000          473
Thermoquest Corp.+              55,500          607
UCAR International,  Inc.+      41,100          943
Universal Forest Products, Inc. 20,000          398
Valhi, Inc.                    100,200        1,215
Valmont Industries, Inc.        26,600          446
VWR Scientific Products  Corp.+ 33,300          853
Watsco, Inc.                    20,000          393
Watts Industries, Inc.,
  Class A                       30,200          464
Wyman Gordon Co.+               41,500          581
                                          ---------
                                             52,611
                                          ---------
72

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

RAILROAD & SHIPPING -- 0.9%
Alexander & Baldwin, Inc.       40,900    $     890
Avondale Industries, Inc.+      16,400          505
C.H. Robinson Worldwide, Inc.   37,700        1,129
Florida East Coast Industry,
  Inc.                          28,800          918
MotivePower Industries, Inc.+   27,150          463
Newport News Shipbuilding, Inc. 34,400          901
Overseas Shipholding Group,
  Inc.                          39,500          494
Westinghouse Air Brake Co.      38,600          861
Wisconsin Central
  Transportation Corp.+         46,800          864
                                          ---------
                                              7,025
                                          ---------
REAL PROPERTY -- 0.3%
CB Richard Ellis Services+      22,300          449
Fairfield Communities, Inc.+    51,800          667
Forest City Enterprises, Inc.   34,300          847
Trammell Crow Co.+              31,300          563
                                          ---------
                                              2,526
                                          ---------
RETAIL -- 4.4%
99 Cents Only Stores+           25,875        1,219
Ames Department Stores, Inc.+   26,500          926
AnnTaylor Stores Corp.+         23,500        1,116
Authentic Fitness Corp.         24,900          430
BJ's Wholesale Club, Inc.+      83,800        2,226
Burlington Coat Factory
  Warehouse Corp.               51,840          800
Casey's General Stores, Inc.    57,800          766
Central Garden & Pet Co.+       33,300          466
Charming Shoppes, Inc.+        110,500          428
CHS Electronics, Inc.+          60,100          304
Claire's Stores, Inc.           53,275        1,765
Egghead.com, Inc.+              23,600          330
Etec Systems, Inc.+             21,700          670
General Nutrition Companies,
  Inc.+                         62,400        1,034
Global Directmail Corp.+        43,000          656
Guitar Center, Inc.+            19,400          303
Handleman Co.+                  32,000          450
Heilig-Meyers Co.               65,400          384
Insight Enterprises, Inc.+      22,800          616
Just for Feet, Inc.+            34,575          437
Keystone Automotive Industries,
  Inc.+                         10,000          150
Lands' End, Inc.+               31,300        1,197


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Lowe's Companies, Inc.          21,056    $   1,111
Maxim Group, Inc.+              10,000           81
Michaels Stores, Inc.+          32,300          731
Movado Group, Inc.              13,000          314
Musicland Stores Corp.+         20,000          218
Onsale Inc+                     17,600          447
Pep Boys-Manny, Moe, & Jack     58,300          834
Pier 1 Imports, Inc.            88,900          656
Ruddick Corp.                   51,700          914
ShopKo Stores, Inc.+            28,700          985
Sotheby's Holdings, Inc.,
  Class A                       60,100        2,562
Southland Corp.+               441,200        1,103
Spiegel, Inc., Class A+        120,400          903
The Children's Place
  Retail Stores, Inc.+          22,700          823
The Dress Barn, Inc.+           28,000          410
United Stationers, Inc.+        41,900          715
Value City Department Stores,
  Inc.+                         32,600          281
Venator Group, Inc.+           123,900        1,200
Wet Seal, Inc., Class A+        15,700          640
Wild Oats Markets, Inc.+         7,000          194
Zale Corp.+                     38,100        1,441
                                          ---------
                                             33,236
                                          ---------
STEEL -- 0.8%
AK Steel Holding Corp.          65,000        1,690
Armco, Inc.+                   129,800          665
Carpenter Technology Corp.      21,400          670
Cleveland-Cliffs, Inc.          13,300          530
Intermet Corp.                  29,800          440
LTV Corp.                      112,300          716
Ryerson Tull, Inc.              25,300          574
Steel Dynamics, Inc.+           51,000          861
                                          ---------
                                              6,146
                                          ---------
TELEPHONE -- 3.1%
Adtran, Inc.+                   44,300          770
Aliant Communications, Inc.     37,600        1,664
ANTEC Corp.+                    41,300        1,120
Aspect Telecommunications
  Corp.+                        57,700          460
Associated Group, Inc.,
  Class A+                      40,000        2,280
Commonwealth Telephone
  Enterprises, Inc.+            18,766          708
Emmis Communications Corp.,
  Class A+                      12,000          540

SCHWAB SMALL-CAP INDEX FUND(R)
STATEMENT OF NET ASSETS (continued)
April 30, 1999 (Unaudited)


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

ICG Communications, Inc.+       46,900    $   1,035
IDT Corp.+                      23,200          661
Inter Tel, Inc.                 28,100          390
Intermedia Communications,
  Inc.+                         51,500        1,658
ITC DeltaCom, Inc.+             51,900        1,298
NEXTLINK Communications, Inc.,
  Class A+                      19,400        1,421
Pacific Gateway Exchange, Inc.+ 20,900          836
Paging Network, Inc.+          116,800          456
PairGain Technologies, Inc.+    64,700          829
Plantronics, Inc.+              17,700        1,195
Powertel, Inc.+                 29,600          644
Primus Telecommunications
  Group, Inc.+                  30,000          501
STAR Telecommunications, Inc.+  40,700          394
TALK.com Inc.+                  44,700          536
Vanguard Cellular Systems, Inc.,
  Class A+                      39,350          898
Viatel, Inc.+                   22,400        1,030
Western Wireless Corp.,
  Class A+ 40,                     800        1,675
World Access, Inc.+             34,300          412
                                          ---------
                                             23,411
                                          ---------
TOBACCO -- 0.1%
Brooke Ltd.                     20,200          385
                                          ---------
TRAVEL & RECREATION -- 1.8%
Anchor Gaming, Inc.+            13,700          647
Bally Total Fitness Holding
  Corp.+                        26,200          635
Budget Group, Inc.+             39,100          486
Callaway Golf Co.               68,700        1,035
Central Parking Corp.           27,100          859
Choice Hotels International,
  Inc.+                         52,900          827
Coleman Co., Inc.+              60,600          439
Extended Stay Amererica, Inc.+  87,700          921
Family Golf Centers, Inc.+      28,150          202
Host Marriott Services Corp.+   10,000           71
International Speedway Corp.,
  Class A                       10,000          515
Marcus Corp.                    37,225          463
Penske Motorsports, Inc.+       14,000          508
Polaris Industries, Inc.        28,200        1,063
Prime Hospitality Corp.+        61,000          743
Red Roof Inns, Inc.+            32,000          528
Rental Services, Corp.+         26,600          600
Speedway Motorsports, Inc.+     41,500        1,800



                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Sunterra+                       43,100    $     463
Travel Services International,
  Inc.+                          7,000           62
Vail Resorts, Inc.+             26,100          506
                                          ---------
                                             13,373
                                          ---------
TRUCKING & FREIGHT -- 1.7%
Air Express International Corp. 38,050          832
AMERCO+                         26,800          603
American Freightways Corp.+     23,000          395
Arnold Industries, Inc.         30,300          481
Consolidated Freightways Corp.+ 15,000          169
Eagle USA Airfreight, Inc.+     21,000          767
Expeditores International of
  Washington, Inc.              29,500        1,788
Fritz Companies, Inc.+          40,000          405
Heartland Express, Inc.+        33,047          461
J.B. Hunt Transport Services,
  Inc.                          39,050          813
Knight Transportation, Inc.+     7,500          154
Landstar Systems, Inc.+         10,000          389
M.S. Carriers, Inc.+             6,000          191
Rollins Truck Leasing Corp.     65,450          679
Swift Transportation Co.,
  Inc.+                         70,950        1,304
U.S. Freightways Corp.          29,700        1,114
Wabash National Corp.           23,000          361
Werner Enterprises, Inc.        55,062        1,060
XTRA Corp.                      14,100          583
Yellow Corp.+                   26,600          472
                                          ---------
                                             13,021
                                          ---------
UTILITIES - ELECTRIC & GAS -- 3.9%
Atmos Energy Corp.              31,700          800
Avista Corp.                    51,100          767
Black Hills Corp.               22,100          500
Calpine Corp.+                  19,500          831
Central Hudson Gas & Electric
  Corp.                         19,300          717
CILCORP, Inc.                   15,200          920
Cleco Corp.                     26,000          803
CMP Group, Inc.                 36,500          707
Commonwealth Energy System      24,500          994
Eastern Utilities Association   23,600          676
El  Paso Electric Co.+          70,000          560
Empire District Electric Co.     9,200          202
Energen Corp.                   32,800          566
Equitable Resources, Inc.       34,000          901
Indiana Energy, Inc.            33,933          725

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Insituform Technologies, Inc.,
  Class A+                      27,400    $     522
Laclede Gas Co.                 20,800          420
Madison Gas & Electric Co.       8,600          160
New Jersey Resources Corp.      20,100          741
Northwest Natural Gas Co.       28,400          641
Northwestern Public
  Services Co.                  25,000          647
NUI Corp.                        5,000          108
Ocean Energy, Inc.+            166,716        1,553
Orange & Rockland Utilities,
  Inc.                          14,300          832
Otter Tail Power Co.            12,200          467
Philadelphia Suburban Corp.     35,100          792
Piedmont Natural Gas Co., Inc.  35,100        1,119
Primark Corp.+                  20,900          482
Public Service Co. of
  New Mexico                    45,800          819
Public Service Co. of
  North Carolina, Inc.          20,500          580
Sierra Pacific Resources        20,900          745
SIGCORP, Inc.                   25,749          742
Southern Union Co.+             34,048          758
Southwest Gas Corp.             34,000          971
TNP Enterprises, Inc.           15,000          469
Triarc Companies, Inc.+         35,300          699
UGI Corp.                       37,800          650
Unisource Energy Corp.+         36,680          397
United Illuminating Co.         15,500          610
United Water Resources,
  Inc.                          42,300          880
WICOR, Inc.                     41,400          978
WPS Resources Corp.             26,500          793
                                          ---------
                                             29,244
                                          ---------
Total Common Stock
  (Cost $690,265)                           751,672
                                          ---------


                                Number       Value
                               of Shares    (000s)
                               ---------  --------

SHORT-TERM INVESTMENTS -- 0.1%
MSTC Cash Reserve
  Liquid Asset Fund
   4.710%, 04/30/99          1,005,472    $   1,005
                                          ---------
Total Short-Term Investments
  (Cost $1,005)                               1,005
                                          ---------
Total Investments -- 99.9%
  (Cost $691,270)                           752,677
                                          ---------
Other Assets and Liabilities, Net -- 0.1%
   Other assets                               5,719
   Liabilities                               (5,001)
                                          ---------
                                                718
                                          ---------
Total Net Assets -- 100.0%                $ 753,395
                                          ---------


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS
AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

COMMON STOCKS -- 97.9%
AUSTRALIA -- 1.6%
Australia & New Zealand Banking
  Group                        134,851    $   1,069
Broken Hill Proprietary
  Co., Ltd.                    190,033        2,149
Coca-Cola Amatil, Ltd.         117,150          556
Coca-Cola Beverage+             33,834           71
Commonwealth Bank of Australia  86,515        1,576
National Australia Bank        133,113        2,592
News Corporation, Ltd.+        207,944        1,743
Westpac Banking Corp.          178,064        1,360
                                          ---------
                                             11,116
                                          ---------
BELGIUM -- 1.6%
Almanij                         17,830        1,202
de Beligique+                      600           --
Dexia Belgium                    3,096          477
Electrabel                       5,000        1,651
Fortis (B)                      67,122        2,255
Fortis (B) - Strip Vvpr+        29,799           --
Fortis (NL) NV                  36,706        1,309
Petrofina SA                     1,990        1,204
Solvay SA                        7,090          495
Suez Lyonnaise Des Eaux          6,090        1,042
Tractebel Investors
  International Capital          7,967        1,097
UCB                             12,400          577
                                          ---------
                                             11,309
                                          ---------
CANADA -- 3.2%
Alcan Aluminum, Ltd.            21,666          684
Bank of Montreal, Quebec        24,777        1,035
Bank of Nova Scotia, Halifax    43,694        1,040
Barrick Gold Corp.              34,591          700
BCE, Inc.                       60,032        2,742
Bombardier, Inc. Class B        62,000          962
Canadian Imperial Bank of
  Commerce                      38,845        1,000
Canadian Pacific, Ltd.          30,124          681
Imasco, Ltd.                    46,200        1,019
Imperial Oil, Ltd.              41,022          852
Loblaw                          25,300          639
Northern Telecom, Ltd.          60,946        4,144
Royal Bank of Canada, Montreal,
  Quebec                        28,786        1,406
Seagram Co., Ltd.               35,490        2,023
Thomson Corp.                   53,932        1,630
Toronto Dominion Bank Ontario   33,578        1,795
                                          ---------
                                             22,352
                                          ---------


                                Number       Value
                               of Shares    (000s)
                                --------- ---------

DENMARK -- 0.6%
D/S 1912, Series B                  93    $     841
D/S Svendborg, Series B             70          892
Den Danske Bank                  4,463          515
Novo-Nordisk A/S, Series B       6,514          640
Tele Danmark A/S, Series B+     11,294        1,166
                                          ---------
                                              4,054
                                          ---------
FRANCE -- 8.1%
Accor                            3,389          895
Air Liquide (Prime Fidelite)
  (Reg.)                        10,179        1,572
Alcatel Alsthom SA              18,630        2,290
Axa UAP                         32,858        4,248
Banque Nationale de Paris       20,052        1,664
Canal Plus                       2,943          819
Cap Gemini                       6,483          992
Carrefour+                       3,565        2,829
Casino                           6,151          606
Casino Gui Per - Pfd             1,700          104
Cie de Saint-Gobain SA           8,288        1,425
Credit Commerical de France      6,138          649
Danone Groupe                    7,193        1,925
Dassault Systems                 9,523          351
L'Oreal SA                       6,339        4,064
Lafarge Coppee SA               10,491        1,021
Lagardere Groupe                10,104          401
LVMH (Moet Hennesy
  Louis Vuitton)                 8,075        2,168
Michelin (CDGE), Class B (Reg.) 12,913          587
Paribas                         14,844        1,580
Peugeot                          4,226          702
Pinault Printemps Redoute SA    11,012        1,829
Promodes                         1,795        1,139
Rhone-Poulenc SA, Series A      34,874        1,660
Sadexho Frenc                    2,820          463
Sanofi                          10,498        1,647
Schneider SA                    14,331          936
Soc Nat Elf Aquitaine           25,271        3,930
Societe Generale                 9,625        1,725
Stmicroelectonics+              13,328        1,390
Suez Lyonnaise des Eaux         13,586        2,314
Synthelabo                       4,356          892
Total B Compgne                 23,074        3,164
Valeo SA                         7,400          626
Vivendi+                        15,126        3,538
                                          ---------
                                             56,145
                                          ---------

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

GERMANY -- 8.9%
Adidas                           3,900    $     384
BASF AG                         57,179        2,516
Bayer AG                        68,863        2,874
Bayerische Motoren Werke+          331          233
Bayerische Motoren Werke AG      2,358        1,684
Bayerische Vereinsbank AG       39,411        2,533
Commerzbank AG                  44,989        1,459
DaimlerChrysler AG             102,933       10,171
Degussa-Huels AG+                7,800          339
Deutsche Bank AG                54,365        3,148
Dresdner Bank AG                45,448        1,936
Ergo Versich Gruppe              6,400          807
Hoechst AG                      52,811        2,506
Linde AG                           865          528
Lufthansa AG (Reg.)             35,068          814
Man AG                          10,000          309
Mannesmann AG                   36,720        4,801
Metro                            3,260          122
Metro AG                        24,848        1,761
Muenchener Ruckvers                510          159
Muenchener Rueckversicherungs-
  Gesellschaft                  16,723        3,306
Muenchener Rueckversicherungs-
  Gesellschaft AG+              11,223        2,232
Preussag                        13,000          684
Preussag Rts+                   13,000           12
RWE AG                          41,901        1,906
SAP AG                           5,697        1,826
Schering AG                      6,082          701
Siemens AG                      52,695        3,885
Thyssen Krupp AG+               48,470        1,069
Veba AG                         46,901        2,575
Vew AG                           1,912          510
Viag AG                          2,557        1,282
Volkswagen AG                   31,520        2,215
                                          ---------
                                             61,287
                                          ---------
HONG KONG -- 1.9%
Cheung Kong Holdings           211,000        1,919
CLP Holdings Limited           229,900        1,234
Hang Seng Bank, Ltd.           179,300        2,123
Henderson Land Development Co. 151,000          914
Hong Kong & China Gas Co.
  Limited                      414,590          583
Hong Kong Electric Holdings,
  Ltd.                         181,500          578
Hutchison Whampoa, Ltd.        356,000        3,192
Sun Hung Kai Properties        224,694        1,971
Swire Pacific, Ltd., Class A   137,500          772
                                          ---------
                                             13,286
                                          ---------


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

ITALY -- 4.0%
Assicurazioni Generali          96,699    $   3,770
Banca Intesa                   217,335        1,159
Bca Comm Italiana              169,174        1,394
Bca Intesa SPA - RNC            60,500          156
Credito Italiano               459,895        2,335
ENI SPA (Reg.)                 754,095        4,970
Fiat SPA                       312,492        1,048
Fiat SPA - RNC                  60,267          108
Istituto Nazionale delle
  Assicurazioni                367,296          971
Montedison                     420,960          404
Montedison SPA - RNC            60,500           46
Pirelli SPA+                   156,370          478
Pirelli SPA - RNC+               7,500           16
Telecom Italia SPA             486,774        5,186
Telecom Italia SPA - RNC       179,792          968
TIM SPA+                       609,305        3,635
TIM SPA - RNC+                 223,802          751
Unione Immobiliare SpA         326,204          187
                                          ---------
                                             27,582
                                          ---------
JAPAN -- 21.6%
Advantest Corp.                  9,700          742
Ajinomoto Co., Inc.             61,000          705
All Nipon Airways Co., Ltd.+   135,000          418
Asahi Bank                     233,000        1,231
Asahi Breweries                 41,000          534
Asahi Glass Co., Ltd.          111,000          850
Bank of Tokyo-Mitsubishi, Ltd. 440,500        6,499
Bridgestone Corp.               80,000        2,144
Canon, Inc.                     82,000        2,005
Cent Japan Railway                 190        1,013
Chubu Electric Power Co.        70,100        1,203
Dai Nippon Printing Co.         72,000        1,141
Dai-Ichi Kangyo Bank, Ltd.     293,000        2,054
DDI Corp.                          213        1,058
Denso                           95,000        1,929
East Japan Railway Co.             375        2,214
Fanuc                           22,100          962
Fuji Bank, Ltd.                276,000        2,154
Fuji Photo Film Co.             49,000        1,851
Fujitsu, Ltd.                  176,000        3,014
Hitachi, Ltd.                  315,000        2,300
Honda Motor Co., Ltd.           92,000        4,052
Industrial Bank of Japan, Ltd. 249,000        2,075
Ito Yokado Co., Ltd.            39,000        2,394
Japan Tobacco, Inc.                189        1,899

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Joyo Bank                          100    $      --
Jusco Co.                       30,000          598
Kansai Electric Power Co.       92,300        1,820
Kao Corp.                       59,000        1,497
Kinki Nippon Railway Co.       152,830          772
Kirin Brewery Co., Ltd.         97,000        1,097
Kyocera Corp.                   18,000        1,069
Kyushu Electric Power Co.       44,700          692
Marui Co.                       35,000          581
Matsushita Communications Ind   18,000        1,292
Matsushita Electric Industrial
  Co., Ltd.                    195,000        3,707
Matsushita Electric Works       67,000          709
Mitsubishi Corp.               148,000          979
Mitsubishi Estate Co.          122,000        1,247
Mitsubishi Heavy Industries,
  Ltd.                         318,000        1,393
Mitsubishi Trust & Banking
  Corp.                        123,000        1,349
Mitsui & Co.                   149,000        1,092
Murata Manufacturing Co.        23,000        1,315
NEC Corp.                      151,000        1,803
Nintendo Co., Ltd.              13,600        1,268
Nippon Express Co.              99,000          647
Nippon Steel Corp.             642,000        1,441
Nippon Telegraph & Telephone
  Corp.                          1,344       14,631
Nissan Motor Co., Ltd.         237,000          909
Nomura Securities Co., Ltd.    185,000        1,995
Odakyu Electric Railway Co.        510            2
Osaka Gas Co.                  238,000          817
Ricoh Co., Ltd.                 65,000          626
Rohm Co.                        11,000        1,326
Sakura Bank                    358,000        1,382
Sankyo Co.                      43,000          902
Sanwa Bank                     274,000        3,075
Sanyo Electric Co., Ltd.       177,000          663
Secom Co.                       11,000        1,074
Seibu Railway Co.               41,000          858
Sekisui House                   67,000          750
Seven-Eleven Japan Co.          39,000        3,328
Sharp Co.                      106,000        1,243
Shin-Etsu Chemical Co.          37,700        1,200
Shizuoka Bank                   75,000          884
SMC Corp.                        6,000          553
Sony Corp.                      38,700        3,613
Sumitomo Bank                  295,000        3,992
Sumitomo Corp.                  98,000          724
Sumitomo Electric Industires    68,000          823
Sumitomo Trust & Banking Co.   134,000          658


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Taisho Pharmaceuticals Co.      33,000    $   1,014
Takeda Chemical Industries      84,000        3,651
TDK Corp.                       13,000          983
Tohoku Electric Power Co.       47,600          719
Tokai Bank                     190,000        1,241
Tokio Marine & Fire
  Insurance Co.                146,000        1,701
Tokyo Electric Power Co., Inc. 127,700        2,727
Tokyo Electron                  16,000          911
Tokyo Gas Co.                  265,000          699
Toppan Printing Co.             71,000          854
Toray Industries, Inc.         132,000          700
Toshiba Corp.                  302,000        2,023
Toyota Motor Corp.             399,000       11,326
West Japan Railway                 175          725
Yamanouchi Pharmaceutical Co.   32,000        1,013
                                          ---------
                                            149,124
                                          ---------
NETHERLANDS -- 6.7%
ABN AMRO Holdings NV           135,148        3,224
Aegon NV                        54,683        5,250
Ahold (Kon) NV                  58,716        2,183
Akzo Nobel NV                   30,366        1,373
Asm Lithography+                11,636          491
Baan+                           16,492          160
Dordtsche Petroleum             18,778          969
Elsevier NV                     62,558          936
Heineken NV                     28,133        1,414
ING Groep NV                    88,226        5,441
Koninklijke PTT Nederland       44,556        1,862
Philips Electronics NV+         34,263        2,954
Randstad Hlds                   10,841          528
Royal Dutch Petroleum Co.      226,362       13,195
Unilever NV                     60,027        4,115
Vnu Ver Ned Uitg Bezit          15,978          647
Wolters Kluwer - CVA            25,860        1,127
                                          ---------
                                             45,869
                                          ---------
SPAIN -- 3.0%
Argentaria Corp.                45,980        1,083
Banco Popular Espanol           10,581          750
Banco Santander                167,540        3,644
BCO Bilbao Vizcaya             187,522        2,809
Endesa SA                       89,171        1,985
Gas Natural SDG                 13,996        1,130
Iberdrola SA                    82,740        1,160
Instituto Bancario San Paolo
  di Torino                    132,170        1,985
Repsol                          82,599        1,346

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Telefonica - Bonus Rts.+        98,022    $      91
Telefonica International
  de Espana SA+                 98,022        4,599
                                          ---------
                                             20,582
                                          ---------
SWEDEN -- 2.2%
ABB AB, Series A                59,869          836
Asea AB                         27,898          389
Atlas Copco AB-B                 5,100          134
Atlas Copco, Series A           10,329          279
Electrolux AB                   30,874          627
Foreningssparbaken, Series A    33,220          730
Hennes & Mauritz, Series B      18,570        1,604
L.M. Ericsson Telephone,
  Series B                     182,931        4,813
Nordbanken Holding             109,987          692
Sandvik AB, Series A            17,866          403
Sandvik AB, Series B             8,461          191
Skand. Enskil. Bank, Series A   55,158          721
Skandia Forsakrings             47,987          929
Skanska AB, Series  B            9,600          381
Svenska Cell AB, Series B       16,644          426
Svenska Handelsbanken, Series A 19,488          732
Svenska Handelsbanken, Series B  3,956          135
Volvo AB, Series A              14,094          366
Volvo AB, Series B              28,295          748
                                          ---------
                                             15,136
                                          ---------
SWITZERLAND -- 7.9%
ABB (Reg.)                         568          166
ABB - Asea Brown Boveri            677          989
Adecco SA+                       1,525          770
Alusuisse Lonza HD (Reg.)          516          618
Ares Serono                        316          470
Ciba Specialty Chemicals         6,025          498
Cie Financiere Richemont,
  Series A                         484          825
Clariant (Reg.)                  6,020        3,084
Credit Suisse Group             25,115        4,989
Holderbank Financiere Glaris
  (Bearer)                         988          295
Holderbank Financiere Glaris
  (Reg.)                           489          591
Nestle SA (Reg.)                 4,084        7,572
Novartis AG (Bearer)             1,014        1,486
NovartisAG (Reg.)                6,538        9,588
Roche Group Holding                145        2,561
Roche Holding Genusscheine         743        8,754
Swatch Group (Reg.)              1,250          190
Swatch Group AG, Series B          310          221


                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

UBS AG (Reg.)                   22,574    $   7,679
Zurich Allied                    4,334        2,798
                                          ---------
                                             54,144
                                          ---------
UNITED KINGDOM -- 26.6%
Abbey National                 132,460        2,995
Alliance & Leicester            49,071          736
Allied Domecq                   92,484          726
Asda Group                     318,540        1,066
Associated British Foods        84,356          621
AstraZeneca Group+              78,641        3,073
BAA PLC                         97,848        1,024
Bank of Scotland PLC           115,983        1,737
Barclays PLC                   143,370        4,558
BASS PLC                        76,639        1,206
BG                             374,681        2,105
BOC Group PLC                   45,114          716
Boots Co.                       83,782        1,109
British Aerospace              170,095        1,274
British Airways                 93,906          745
British Energy PLC              60,690          517
British Land                    43,550          398
British Petroleum Co.        1,024,920       19,462
British Sky Broadcast          156,349        1,382
British Telecommunications     677,682       11,395
Cable & Wireless
  Communications+              136,971        1,564
Cable & Wireless PLC           220,997        3,175
Cadbury Schweppes               92,693        1,238
Centrica PLC+                  415,970          846
CGU                            122,673        1,939
Compass Group                   63,486          651
Diageo PLC                     336,461        3,888
Emi Group PLC                   77,574          662
Garban                           4,098           18
General Electric Company PLC   249,739        2,649
GKN PLC                         65,743        1,124
Glaxo Wellcome PLC             381,592       11,296
Granada Group                   85,057        1,819
Great Universal Stores          92,305        1,061
Guardian Royal Exchange PLC     74,127          457
Halifax                        236,247        3,333
Hays PLC                        80,562          897
HSBC Holdings                  174,182        6,559
HSBC Holdings 75p               84,165        3,211
Imperial Chemical Industries    63,162          685
Invseco PLC                     62,833          665
Kingfisher                     126,874        1,900
Ladbroke                       100,099          488

SCHWAB INTERNATIONAL INDEX FUND(R)
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                                Number       Value
                               of Shares    (000s)
                               ---------  ---------

Legal & General Group          467,504    $   1,361
Lloyds TSB Group PLC           573,765        9,245
Marks & Spencer PLC            262,688        1,796
Misys                           47,030          442
National Grid Group PLC        134,171          930
National Power Development     116,098          937
National Westminster Bancorp   159,113        3,836
Norwich Union                  180,419        1,286
Pearson Inc.                    54,370        1,158
Peninsular & Oriental Steam
  Navigation                    59,425          864
Powergen                        56,653          622
Prudential Corp.               181,814        2,596
Railtrack Group                 47,560          993
Reckitt & Colman PLC            37,912          451
Reed International             104,356          950
Rentokil Initial               268,080        1,579
Reuters Holdings Group PLC     140,900        1,911
Rio Tinto                       98,380        1,720
Rolls Royce PLC                131,641          611
Royal & Sun Alliance Insurance
  Group PLC                    147,910        1,277
Royal Bank of Scotland          78,552        1,855
Safeway PLC                     97,649          407
Sainsbury J                    166,084        1,057
Schroders                       24,544          579
Scot & Newcastle                58,153          728
Scottish Power                 112,216          927
Severn Trent                    28,525          374
Shell Transport & Trading Co.
  (Reg.)                       937,275        7,027
Siebe PLC                      360,283        1,841
Smithkline Beecham             589,867        7,809
Stagecoach Holdings            129,418          449
Standard Chartered PLC          91,842        1,663
Tesco PLC                      606,936        1,806
Thames Water                    29,328          407
Tomkins                         99,594          424
Unilever PLC                   305,739        2,713
United News & Media PLC         40,983          501
United Utilities PLC            51,412          582
Vodafone Group PLC             291,603        5,377
Whitbread                       45,126          767
Williams                        66,185          455
Woolwich                       147,508          944
Zeneca Group                    89,507        3,507
                                          ---------
                                            183,734
                                          ---------


                                Number       Value
                               of Shares    (000s)
                               ---------  --------

Total Common Stock
  (Cost $507,557)                         $ 675,720
                                          ---------
PREFERRED STOCKS -- 0.6%
AUSTRALIA -- 0.2%
News Corporation, Ltd.
  (Limited Voting Shares)      168,836        1,320
                                          ---------
GERMANY -- 0.4%
Man                              3,700           74
RWE                             18,788          570
SAP AG (Non-Voting)              3,937        1,487
Volkswagen AG (Non-Voting)       7,870          331
                                          ---------
                                              2,462
                                          ---------
ITALY -- 0.0%
Fiat Finance SPA                62,447          108
                                          ---------
Total Preferred Stocks
  (Cost $2,672)                               3,890
                                          ---------
WARRANT -- 0.0%
FRANCE -- 0.0%
Cie Generale de Eaux
  (expire 05/02/01)              8,094           18
                                          ---------
Total Warrant
  (Cost $5)                                      18
                                          ---------
SHORT-TERM INVESTMENTS -- 2.3%
MSTC Cash Reserve
  Liquid Asset Fund
   4.710%, 4/30/99          15,695,501       15,695
                                          ---------
Total Short-Term Investments
  (Cost $15,695)                             15,695
                                          ---------
Total Investments -- 100.8%
  (Cost $525,929)                           695,323
                                          ---------
Other Assets and Liabilities, Net -- (0.8%)
   Other assets                               5,865
   Liabilities                              (11,175)
                                          ---------
                                             (5,310)
                                          ---------
Total Net Assets -- 100.0%                $ 690,013
                                          =========



SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS
AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
April 30, 1999 (Unaudited)

  +  Non-income producing security.
  *  Interest rate represents the yield on report date.
ADR -- American Depository Receipt.
PLC -- Public Limited Company.
(a) Yields shown are effective yields at time of purchase.
(b) These securities, or portion thereof, are being used to collaterize open futures contracts.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              81

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
April 30, 1999 (Unaudited)

                                                               Schwab             Schwab          Schwab               Schwab
                                                               S&P 500             1000           Small-Cap         International
                                                                Fund              Fund(R)        Index Fund(R)      Index Fund(R)
                                                            ------------       ------------      -------------     -------------
ASSETS
Investments, at value (Cost: $4,963,285, $3,966,478
   $691,270 and $525,929, respectively)                     $6,433,166        $6,711,608       $  752,677          $ 695,323
Foreign currency (Cost: $0, $0, $0 and $92, respectively)           --                --               --                  3
Amounts on deposit with brokers                                  4,487             1,458               --                 --
Cash held as collateral for securities on loan (Note 6)        705,785           675,812            3,540                 --
Receivables:
   Investments sold                                                 --                --            1,092                 66
   Fund shares sold                                             26,292            11,372              799              3,579
   Interest                                                        269                 3               10                 51
   Dividends                                                     4,986             5,038              276              1,571
   Securities lending income                                        38               105                2                 --
   Variation margin                                              1,045               217               --                 --
   Dividend tax reclaim                                             --                --               --                595
Prepaid expenses                                                   358                --               --                 --
                                                            ----------        ----------       ----------         ----------
     Total assets                                            7,176,426         7,405,613          758,396            701,188
                                                            ----------        ----------       ----------         ----------
LIABILITIES
Collateral held for securities on loan (Note 6)                705,785           675,812            3,540                 --
Payables:
   Investments purchased                                        38,393            22,802               --             10,812
   Fund shares redeemed                                          7,393             3,194            1,295                142
   Investment advisory and administration fees                     209               191               48                 54
   Transfer agency and shareholder service fees                    109               284               48                 30
Accrued expenses                                                   320               278               70                 62
Unrealized loss on forward foreign currency contracts
  (Note 2)                                                          --                --               --                 75
                                                            ----------        ----------       ----------         ----------
     Total liabilities                                         752,209           702,561            5,001             11,175
                                                            ----------        ----------       ----------         ----------
Net assets applicable to outstanding shares                 $6,424,217        $6,703,052       $  753,395         $  690,013
                                                            ==========        ==========       ==========         ==========
NET ASSETS CONSIST OF:
Paid-in capital                                             $4,935,892        $3,955,509       $  699,375         $  534,305
Undistributed net investment income                             18,453            15,799              898              2,980
Accumulated net realized loss on investments sold, futures
   contracts and foreign currency transactions                  (1,054)          (13,603)          (8,285)           (16,577)
Net unrealized appreciation on investments
   and futures contracts                                     1,470,926         2,745,347           61,407            169,394
Net unrealized depreciation on translating
   assets and liabilities into reporting currency                   --                --               --                (89)
                                                            ----------        ----------       ----------         ----------
                                                            $6,424,217        $6,703,052       $  753,395         $  690,013
                                                            ==========        ==========       ==========         ==========
PRICING OF SHARES
Net asset value, offering and redemption price per share,
   applicable to outstanding shares, $0.00001 par value
   (unlimited shares authorized)
     Investor Shares ($2,798,552/135,533, $4,738,336/130,243,
       $383,340/23,485,and $346,663/21,419)                     $20.65            $36.38           $16.32             $16.18
     Select Shares ($3,210,525/155,186, $1,964,716/53,979,
       $370,055/22,643,$343,350/21,193)                         $20.69            $36.40           $16.34             $16.20
     e. Shares ($415,140/20,080)                                $20.67                NA               NA                 NA


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
82

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended April 30, 1999 (Unaudited)

                                                               Schwab            Schwab            Schwab                Schwab
                                                               S&P 500            1000            Small-Cap          International
                                                                Fund             Fund(R)         Index Fund(R)       Index Fund(R)
                                                            ------------      ------------       -------------       -------------
Investment income:
   Dividends (net of foreign taxes withheld of
        $45, $3, $1 and $474, respectively)                   $ 32,739         $   36,284           $  2,937           $  4,042
   Interest                                                      1,583                499                110                296
   Income from securities lending                                  255                552                 92                 --
                                                              --------         ----------           --------           --------
     Total investment income                                    34,577             37,335              3,139              4,338
                                                              --------         ----------           --------           --------
Expenses:
   Investment advisory and administration fees                   8,284              6,525              1,651              1,919
   Transfer agency and shareholder service fees
     Investor Shares                                             3,037              5,302                652                585
     Select Shares                                               1,166                755                 90                 61
     e.Shares                                                      179                 --                 --                 --
   Custodian fees                                                   80                 95                 15                 70
   Portfolio accounting fees                                       410                449                 60                 52
   Professional fees                                                55                 48                 20                 27
   Registration fees                                               365                298                 96                 31
   Shareholder reports                                             198                196                 51                 43
   Trustees' fees                                                   10                 11                  3                  3
   Insurance and other expenses                                     66                 38                 13                 14
                                                              --------         ----------           --------           --------
                                                                13,850             13,717              2,651              2,805
Less:expenses reduced (see Note 4)                              (6,880)            (1,319)            (1,033)            (1,161)
                                                              --------         ----------           --------           --------
     Net expenses incurred by fund                               6,970             12,398              1,618              1,644
                                                              --------         ----------           --------           --------
Net investment income                                           27,607             24,937              1,521              2,694
                                                              --------         ----------           --------           --------
Net realized gain (loss) on investments, futures contracts
  and foreign currency transactions:
     Net realized gain (loss) on investments sold                6,368             (8,549)            (7,919)               417
     Net realized gain on futures contracts                      3,614              1,569                 --                 --
     Net realized loss on foreign currency transactions             --                 --                 --               (208)
                                                              --------         ----------           --------           --------
       Net realized gain (loss) on investments,
         futures contracts and foreign currency transactions     9,982             (6,980)            (7,919)               209
                                                              --------         ----------           --------           --------
Change in net unrealized appreciation (depreciation) on
   investments, futures contracts and foreign
   currency translation:
     Net unrealized appreciation on investments                931,777          1,121,126             87,110             80,828
     Net unrealized appreciation (depreciation) on
        futures contracts                                          324               (202)                --                 --
     Net unrealized depreciation on foreign
        currency translation                                        --                 --                 --               (125)
                                                              --------         ----------           --------           --------
       Net unrealized appreciation on investments, futures
         contracts and foreign currency translation            932,101          1,120,924             87,110             80,703
                                                              --------         ----------           --------           --------
 Net gain on investments                                       942,083          1,113,944             79,191             80,912
                                                              --------         ----------           --------           --------
Increase in net assets resulting from operations              $969,690         $1,138,881           $ 80,712           $ 83,606
                                                              ========         ==========           ========           ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              83

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                                                      Schwab S&P 500                   Schwab 1000
                                                                           Fund                          Fund(R)
                                                                ---------------------------    ---------------------------
                                                                  Six Months                     Six Months
                                                                    ended          Year            ended          Year
                                                                  04/30/99        ended          04/30/99        ended
                                                                 (Unaudited)     10/31/98       (Unaudited)     10/31/98
                                                                ------------   ------------    ------------   ------------
Operations:
   Net investment income                                         $   27,607     $   35,310      $   24,937     $   41,143
   Net realized gain (loss) on investments and futures contracts      9,982         (8,303)         (6,980)        (1,169)
   Change in net unrealized appreciation on investments
     and futures contracts                                          932,101        371,823       1,120,924        586,248
                                                                 ----------     ----------      ----------     ----------
   Increase in net assets resulting from operations                 969,690        398,830       1,138,881        626,222
                                                                 ----------     ----------      ----------     ----------
Dividends to shareholders from net investment income
   Investor Shares                                                  (18,212)        (8,697)        (31,297)       (27,684)
   Select Shares                                                    (19,016)        (5,313)        (11,925)        (5,010)
   e. Shares                                                         (2,807)        (1,504)             --             --
                                                                 ----------     ----------      ----------     ----------
   Total dividends to shareholders                                  (40,035)       (15,514)        (43,222)       (32,694)
                                                                 ----------     ----------      ----------     ----------
Capital share transactions:
   Proceeds from shares sold                                      3,016,159      3,118,974       1,713,175      2,003,202
   Net asset value of shares issued in reinvestment of dividends     37,624         14,660          39,869         29,584
   Early withdrawal fees (see Note 8)                                    --             --             595            834
   Less payments for shares redeemed                             (1,323,495)    (1,293,119)       (843,919)      (966,474)
                                                                 ----------     ----------      ----------     ----------
   Increase in net assets from capital share transactions         1,730,288      1,840,515         909,720      1,067,146
                                                                 ----------     ----------      ----------     ----------
Total increase in net assets                                      2,659,943      2,223,831       2,005,379      1,660,674

Net Assets:
   Beginning of period                                            3,764,274      1,540,443       4,697,673      3,036,999
                                                                 ----------     ----------      ----------     ----------
   End of period (including undistributed
     net investment income of $18,453, $30,878, $15,799,
     and $34,084, respectively)                                  $6,424,217     $3,764,274      $6,703,052     $4,697,673
                                                                 ==========     ==========      ==========     ==========
Number of fund shares:
   Sold                                                             156,306        190,511          50,783         69,393
   Reinvested                                                         2,052          1,017           1,241          1,155
   Redeemed                                                         (68,046)       (79,685)        (24,872)       (33,764)
                                                                 ----------     ----------      ----------     ----------
   Net increase in shares outstanding                                90,312        111,843          27,152         36,784
Shares outstanding:
   Beginning of period                                              220,487        108,644         157,070        120,286
                                                                 ----------     ----------      ----------     ----------
   End of period                                                    310,799        220,487         184,222        157,070
                                                                 ==========     ==========      ==========     ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
84

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                           Schwab                      Schwab
                                                                          Small-Cap                 International
                                                                         Index Fund(R)               Index Fund(R)
                                                                ---------------------------    ---------------------------
                                                                  Six Months                     Six Months
                                                                    ended          Year            ended          Year
                                                                  04/30/99        ended          04/30/99        ended
                                                                 (Unaudited)     10/31/98       (Unaudited)     10/31/98
                                                                ------------   ------------    ------------   ------------
Operations:
   Net investment income                                          $  1,521       $  2,248        $  2,694       $  6,328
                                                                  --------       --------        --------       --------
   Net realized gain (loss) on investments and foreign
     currency transactions                                          (7,919)        50,081             209        (13,292)
   Change in net unrealized appreciation (depreciation) on
     investments and foreign currency translation                   87,110       (145,100)         80,703         31,926
                                                                  --------       --------        --------       --------
   Increase (decrease) in net assets resulting from operations      80,712        (92,771)         83,606         24,962
                                                                  --------       --------        --------       --------
Dividends to shareholders from net investment income
   Investor Shares                                                  (1,755)        (1,517)         (4,065)        (3,700)
   Select Shares                                                      (751)          (379)         (1,055)          (654)
   e. shares                                                            --             --              --             --
Distibutions to shareholders from net capital gains
   Investor Shares                                                 (27,699)            --              --             --
   Select Shares                                                    (8,884)            --              --             --
   e. shares                                                            --             --              --             --
                                                                  --------       --------        --------       --------
   Total dividends and distributions to shareholders               (39,089)        (1,896)         (5,120)        (4,354)
                                                                  --------       --------        --------       --------
Capital Share Transactions:
   Proceeds from shares sold                                       420,871        417,865         340,887        233,250
   Net asset value of shares issued in reinvestment of dividends    36,340          1,744           4,703          3,935
   Early withdrawal fees (see Note 8)                                  340            212              57            127
   Less payments for shares redeemed                              (375,035)      (187,542)       (256,142)      (103,260)
                                                                  --------       --------        --------       --------
   Increase in net assets from capital share transactions           82,516        232,279          89,505        134,052
                                                                  --------       --------        --------       --------
Total increase in net assets                                       124,139        137,612         167,991        154,660
Net Assets:
   Beginning of year                                               629,256        491,644         522,022        367,362
                                                                  --------       --------        --------       --------
   End of year (including undistributed net investment income
     of $898, $1,866, $2,980, and $5,810, respectively)           $753,395       $629,256        $690,013       $522,022
                                                                  ========       ========        ========       ========
Number of fund shares:
   Sold                                                             26,231         23,894          21,554         16,160
   Reinvested                                                        2,378            102             316            302
   Redeemed                                                        (23,344)       (10,855)        (15,995)        (7,328)
                                                                  --------       --------        --------       --------
   Net increase in shares outstanding                                5,265         13,141           5,875          9,134
Shares outstanding:
   Beginning of year                                                40,863         27,722          36,737         27,603
                                                                  --------       --------        --------       --------
   End of year                                                      46,128         40,863          42,612         36,737
                                                                  ========       ========        ========       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              85

FINANCIAL HIGHLIGHTS

                                                                        Schwab S&P 500 Fund
                                                      ------------------------------------------------------------
INVESTOR SHARES                                         1999(1)         1998               1997           1996(2)
-----------------------------------------------       ----------      ----------         ---------       ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset valueat beginning of period                 $    17.05      $    14.17         $   10.88       $   10.00
                                                      ----------      ----------         ---------       ---------
From investment operations:
    Net investment income                                   0.08            0.16             0.14             0.08
    Net realized and unrealized gains on investments        3.67            2.85             3.24             0.80
                                                      ----------      ----------         ---------       ---------
    Total from investment operations                        3.75            3.01              3.38            0.88
Less distributions:
    Dividends from net investment income                   (0.15)          (0.13)            (0.09)            --
                                                      ----------      ----------         ---------       ---------
    Total distributions                                    (0.15)          (0.13)            (0.09)            --
                                                      ----------      ----------         ---------       ---------
NET ASSET VALUE AT END OF PERIOD                      $    20.65      $    17.05         $   14.17       $   10.88
                                                      ==========      ==========         =========       =========
Total return (%)                                           22.13*          21.39             31.29            8.80*


RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------
Ratio of net operating expenses to average net assets       0.35**          0.35             0.38            0.49**
Reductions reflected in above expense ratio                 0.27**          0.28             0.32            0.40**
Ratio of net investment income to average net assets        1.00**          1.25             1.49            1.89**
Portfolio turnover rate                                        1               1                3               1
Net assets, end of period (000s)                      $2,798,552      $1,935,398         $923,148        $243,772
                                                      ==========      ==========         ========       =========



SELECT SHARES                                           1999(1)          1998             1997(3)
-----------------------------------------------       ----------      ----------         ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset valueat beginning of period                 $    17.09      $    14.19         $   12.85
                                                      ----------      ----------         ---------
From investment operations:
    Net investment income                                   0.09            0.26              0.05
    Net realized and unrealized gains on investments        3.69            2.78              1.29
                                                      ----------      ----------         ---------
    Total from investment operations                        3.78            3.04              1.34
Less distributions:
    Dividends from net investment income                   (0.18)          (0.14)               --
                                                      ----------      ----------         ---------
    Total distributions                                    (0.18)          (0.14)               --
                                                      ----------      ----------         ---------
NET ASSET VALUE AT END OF PERIOD                      $    20.69      $    17.09         $   14.19
                                                      ==========      ==========         =========
Total return (%)                                           22.23*          21.63             10.43*

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------
Ratio of actual operating expenses to average
   net assets                                               0.19**          0.19             0.19**
Reductions reflected in above expense ratio                 0.28**          0.28             0.34**
Ratio of net investment income to average net assets        1.16**          1.40             1.46**
Portfolio turnover rate                                        1               1                3
Net assets, end of period (000s)                      $3,210,525      $1,548,052         $485,604

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from May 1, 1996 (commencement of operations) to October 31, 1996.
(3) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
86


                                                                        Schwab S&P 500 Fund
                                                      ------------------------------------------------------------
e. SHARES                                               1999(1)          1998              1997           1996(2)
-----------------------------------------------       ----------      ----------         --------       ---------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                 $  17.08        $  14.19          $  10.89         $ 10.00
                                                       --------        --------          --------         -------
From investment operations:
    Net investment income                                  0.09            0.15              0.21            0.04
    Net realized and unrealized gains
      on  investments                                      3.66            2.88              3.19            0.85
                                                       --------        --------          --------         -------
    Total from investment operations                       3.75            3.03              3.40            0.89
Less distributions:
    Dividends from net investment income                  (0.16)          (0.14)            (0.10)             --
                                                       --------        --------          --------         -------
    Total distributions                                   (0.16)          (0.14)            (0.10)             --
                                                       --------        --------          --------         -------
NET ASSET VALUE AT END OF PERIOD                       $  20.67        $  17.08          $  14.19         $ 10.89
                                                       ========        ========          ========         =======

Total return (%)                                          22.09*          21.50             31.48            8.90*


RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------
Ratio of actual operating expenses to average
  net assets                                               0.28**          0.28              0.28            0.28**
Reductions reflected in above expense ratio                0.20**          0.24              0.33            0.91**
Ratio of net investment income to average net assets       1.07**          1.32              1.61            1.82**
Portfolio turnover rate                                       1               1                 3               1
Net assets, end of period (000s)                       $415,140        $280,824          $131,691         $36,331

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from May 1, 1996 (commencement of operations) to October 31, 1996.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              87


                                                                                      Schwab 1000 Fund(R)
                                                         ---------------------------------------------------------------------------

INVESTOR SHARES                                            1999(1)        1998        1997(2)       1997(4)      1996(4)     1995(4)
-----------------------------------------------          ----------    ----------   ----------    ----------   ----------   --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                   $    29.90    $    25.25   $    24.78    $    18.14   $    15.68   $  13.08
                                                         ----------    ----------   ----------    ----------   ----------   --------
From investment operations:
    Net investment income                                      0.13          0.27         0.04          0.28         0.24       0.26
    Net realized and unrealized gains
    on  investments                                            6.60          4.64         0.43          6.62         2.45       2.48
                                                         ----------    ----------   ----------    ----------   ----------   --------
    Total from investment operations                           6.73          4.91         0.47          6.90         2.69      2.74
Less distributions:
    Dividends from net investment income                      (0.25)        (0.26)          --         (0.26)       (0.23)    (0.14)
                                                         ----------    ----------   ----------    ----------   ----------   --------
    Total distributions                                       (0.25)        (0.26)          --         (0.26)       (0.23)    (0.14)
                                                         ----------    ----------   ----------    ----------   ----------   --------
NET ASSET VALUE AT END OF PERIOD                         $    36.38    $    29.90   $    25.25    $    24.78   $    18.14   $ 15.68
                                                         ==========    ==========   ==========    ==========   ==========   ========

Total return (%)                                              22.63*        19.63         1.90*        38.32        17.27      21.23

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------
Ratio of net operating expenses to average net assets          0.46**        0.46         0.46**        0.47         0.49       0.54
Reductions reflected in above expense ratio                    0.04**        0.05         0.04**        0.06         0.08       0.09
Ratio of net investment income to average net assets           0.84**        1.02         1.00**        1.33         1.66       2.03
Portfolio turnover rate                                           2             2           --             2            2          2
Net assets, end of period (000s)                         $4,738,336    $3,657,122   $2,610,607    $2,498,891   $1,560,059   $826,714
                                                         ==========    ==========   ==========    ==========   ==========   ========

SELECT SHARES                                              1999(1)        1998        1997(2)       1997(3)
-----------------------------------------------          ----------    ----------   ----------    ----------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset valueat beginning of period                    $    29.93    $    25.26     $  24.79    $  22.64
                                                         ----------    ----------     --------    --------

Income from investment operations:
    Net investment income                                      0.16          0.32         0.04        0.05
    Net realized and unrealized gains
    on investments                                             6.60          4.63         0.43        2.10
                                                         ----------    ----------     --------    --------
    Total from investment operations                           6.76          4.95         0.47        2.15
Less distributions:
    Dividends from net investment income                      (0.29)        (0.28)          --          --
                                                         ----------    ----------     --------    --------
    Total distributions                                       (0.29)        (0.28)          --          --
                                                         ----------    ----------     --------    --------
NET ASSET VALUE AT END OF PERIOD                         $    36.40    $    29.93     $  25.26    $  24.79
                                                         ==========    ==========     ========    ========

Total return (%)                                              22.73*        19.79         1.90*       9.50*

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
 Ratio of actual operating expenses to average net assets      0.35**        0.35         0.35**      0.35**
 Reductions reflected in above expense ratio                   0.04**        0.04         0.06**      0.33**
 Ratio of net investment income to average net assets          0.95**        1.11         1.11**      1.26**
 Portfolio turnover rate                                          2             2           --           2
 Net assets, end of period (000s)                        $1,964,716    $1,040,551     $426,392    $347,244

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from September 1, 1997 to October 31, 1997.
(3) For the period from May 19, 1997 (commencement of operations) to August 31, 1997.
(4) For the fiscal year ended August 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                        Schwab Small-Cap Index Fund(R)
                                                           ----------------------------------------------------
INVESTOR SHARES                                             1999(1)      1998       1997       1996      1995
-----------------------------------------------            --------    --------   --------   --------  --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
 Net asset value at beginning of period                    $  15.39    $  17.73   $  13.59   $  11.70  $  10.05
                                                           --------    --------   --------   --------  --------
 From investment operations:
    Net investment income                                      0.01        0.05       0.06      0.07       0.10
    Net realized and unrealized gains (losses)
      on investments                                           1.85       (2.33)      4.14      1.88       1.61
                                                           --------    --------   --------   --------  --------
    Total from investment operations                           1.86       (2.28)      4.20       1.95      1.71
 Less distributions:
    Dividends from net investment income                      (0.06)      (0.06)     (0.06)     (0.06)    (0.06)
    Distributions from realized gains on investments          (0.87)       --          --          --        --
                                                           --------    --------   --------   --------  --------
    Total distributions                                       (0.93)      (0.06)     (0.06)     (0.06)    (0.06)
                                                           --------    --------   --------   --------  --------
 NET ASSET VALUE AT END OF PERIOD                          $  16.32    $  15.39   $  17.73   $  13.59  $  11.70
                                                           ========    ========   ========   ========  ========
 Total return (%)                                             12.45*     (12.88)     31.03      16.73     17.11

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
Ratio of actual operating expenses to average net assets       0.49**      0.49       0.52       0.59       0.68
Reductions reflected in above expense ratio                    0.30**      0.32       0.37       0.35       0.34
Ratio of net investment income to average net assets           0.40**      0.35       0.53       0.56       0.68
Portfolio turnover rate                                          31          40         23         23         24
Net assets, end of period (000s)                           $383,340    $479,500   $410,470   $209,125   $122,074


SELECT SHARES                                               1999(1)      1998      1997(2)
-----------------------------------------------            --------    --------   --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset valueat beginning of period                      $  15.41    $  17.75   $  14.50
                                                           --------    --------   --------
From investment operations:
    Net investment income                                     0.04         0.08       0.02
    Net realized and unrealized gains (losses)
      on investments                                          1.83        (2.35)      3.23
                                                           --------    --------   --------
    Total from investment operations                           1.87       (2.27)      3.25
Less distributions:
    Dividends from net investment income                      (0.07)      (0.07)        --
    Distributions from realized gains on investments          (0.87)        --          --
                                                           --------    --------   --------
    Total distributions                                       (0.94)      (0.07)+       --
                                                           --------    --------   --------
NET ASSET VALUE AT END OF PERIOD                           $  16.34    $  15.41   $  17.75
                                                           ========    ========   ========
Total return (%)                                              12.56*     (12.81)     22.41*

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
Ratio of actual operating expenses to average net assets      0.38**       0.38       0.38**
Reductions reflected in above expense ratio                   0.30**       0.33       0.52**
Ratio of net investment income to average net assets          0.55**       0.46       0.56**
Portfolio turnover rate                                         31           40         23
Net assets, end of period (000s)                          $370,055     $149,756   $ 81,174

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              89


FINANCIAL HIGHLIGHTS (continued)
                                                                      Schwab International Index Fund(R)
                                                           ----------------------------------------------------
INVESTOR SHARES                                             1999(1)      1998       1997       1996      1995
-----------------------------------------------            --------    --------   --------   --------  --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                     $  14.21    $  13.31   $  12.23   $  11.13  $  10.89
                                                           --------    --------   --------   --------  --------
From investment operations:
    Net investment income                                      0.04        0.17       0.17       0.16      0.14
    Net realized and unrealized gains
      on  investments                                          2.06        0.88       1.08       1.07      0.22
                                                           --------    --------   --------   --------  --------
    Total from investment operations                           2.10        1.05       1.25       1.23      0.36
Less distributions:
    Dividends from net investment income                      (0.13)      (0.15)     (0.17)     (0.13)    (0.12)
                                                           --------    --------   --------   --------  --------
    Total distributions                                       (0.13)      (0.15)     (0.17)     (0.13)    (0.12)
                                                           --------    --------   --------   --------  --------
NET ASSET VALUE AT END OF PERIOD                           $  16.18    $  14.21   $  13.31   $  12.23  $  11.13
                                                           ========    ========   ========   ========  ========
 Total return (%)                                             14.89*       8.02      10.33      11.07      3.35

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
Ratio of actual operating expenses to average net assets       0.58**      0.58       0.61       0.69       0.85
Reductions reflected in above expense ratio                    0.40**      0.46       0.52       0.48       0.37
Ratio of net investment income to average net assets           0.86**      1.35       1.36       1.50       1.45
Portfolio turnover rate                                          --           6         13          6         --
Net assets, end of period (000s)                           $346,663    $428,462   $317,833   $246,778   $179,612

SELECT SHARES                                               1999(1)      1998      1997(2)
-----------------------------------------------            --------    --------   --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

Net asset value at beginning of period                      $  14.23    $  13.32   $  13.59
                                                           --------    --------   --------
From investment operations:
    Net investment income                                      0.05        0.22       0.04
    Net realized and unrealized gains (losses)
      on  investments                                          2.07        0.85      (0.31)
                                                           --------    --------   --------
    Total from investment operations                           2.12        1.07      (0.27)
Less distributions:
    Dividends from net investment income                      (0.15)      (0.16)        --
                                                           --------    --------   --------
    Total distributions                                       (0.15)      (0.16)        --
                                                           --------    --------   --------
NET ASSET VALUE AT END OF PERIOD                           $  16.20    $  14.23   $  13.32
                                                           ========    ========   ========

 Total return (%)                                             14.99*       8.16      (1.99)*

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------
Ratio of actual operating expenses to average net assets      0.47**      0.47       0.47**
Reductions reflected in above expense ratio                   0.40**      0.48       0.80**
Ratio of net investment income to average net assets          1.12**      1.49       0.17**
Portfolio turnover rate                                         --           6         13
Net assets, end of period (000s)                          $343,350    $ 93,560   $ 49,529

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from May 19, 1997 (commencement of operations) to October 31, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
90

NOTES TO FINANCIAL STATEMENTS
For the six months ended April 30, 1999 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS
The Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) are series of the Schwab Capital Trust (the "Capital Trust") and the Schwab 1000 Fund(R) is a series of the Schwab Investments (the "Investment Trust"), each a no-load, open-end management investment company organized as Massachusetts business trusts on May 7, 1993 and October 26, 1990, respectively, and registered under the Investment Company Act of 1940 ("the Act") as amended. Each series in this report is hereafter referred to as a "Fund".

The Schwab S&P 500 Fund, Schwab 1000 Fund,(R) Schwab Small-Cap Index Fund,(R) and Schwab International Index Fund(R) each offer two classes of shares -- Investor Shares and Select Shares.(TM) Both classes represent interests in the same portfolio of investments of each Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses. In addition, the Schwab S&P 500 Fund offers a third class of shares --the e.Shares(TM). This class offers the same concept as the Investor Shares and the Select Shares, but the e.Shares are available only to clients of Schwab Institutional, Charles Schwab Trust Company and to certain tax-advantaged retirement plans that can execute their trading and information requests through SchwabLink(TM).

In addition to the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, the Capital Trust also offers the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio, Schwab MarketTrack All Equity Portfolio, Schwab Analytics Fund,(R) Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Schwab MarketManager International Portfolio, Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, Institutional Select Small-Cap Value Index Fund and Schwab Total Stock Market Index Fund(TM) (effective on April 16, 1999, and commenced operations on June 1, 1999). The assets of each series are segregated and accounted for separately.

In addition to the Schwab 1000 Fund, the Investment Trust also offers the Schwab Short-Term Bond Market Index Fund, Schwab Total Bond Market Index Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income (including accretion of discounts) is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The Schwab S&P 500 Fund and the Schwab 1000 Fund(R) may invest in futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gains (losses) due to daily fluctuation in the value of the contract. The Funds record a realized gain or loss equal to the variation margin at the time the contracts are closed.

The Funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, or (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in each Fund's Statements of Operations at any given time.

As of April 30, 1999, the Schwab S&P 500 Fund and the Schwab 1000 Fund had the following open S&P 500 Index futures contracts:

                           Number of     Contract                 Unrealized
   Fund                    Contracts      Value     Expiration   Appreciation
   ----------              ---------    ---------  ------------  ------------
   S&P 500 Fund               176        $58,806     6/18/99       $1,045
   Schwab 1000 Fund(R)         39          13,031    6/18/99          217

The cash and eligible securities on deposit with brokers available to cover margin requirements for open futures positions at April 30, 1999 were $4,487 and $3,580 for the Schwab S&P 500 Fund, and $1,458 and $1,194 for the Schwab 1000 Fund, respectively. The Funds have segregated short-term investments or repurchase agreements for the remaining portion of the contract value.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Schwab International Index Fund(R) are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the fund denominated in foreign currencies are translated into U.S. dollars at the exchange rates on April 30, 1999. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Schwab International Index Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held.

FORWARD CURRENCY CONTRACTS -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Schwab International Index Fund as an unrealized gain or loss. When the Forward is closed, the Schwab International Index Fund records a realized gain or loss equal to the difference between the value at the time the contract was entered into and the value at the time the contract was closed. The Schwab International Index Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Schwab International Index Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

The following forward foreign currency contracts were outstanding as of April 30, 1999:


                          Settlement Foreign Currency In Exchange Net Unrealized
                            Dates      to Receive     For (U.S.$)  Depreciation
                          ---------- ---------------- ------------ -------------
Foreign Currency Purchases:
        British Pound       5/05/99        4,079        $ 6,612        $(42)
        European Currency   5/03/99        1,346          1,439         (15)
        Japanese Yen        5/06/99      336,558          2,837         (18)
                                                        -------        ----
                                                        $10,888        $(75)
                                                        =======        ====

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1999 (for financial reporting and federal income tax purposes) is as follows:

                                                  Net Unrealized       Appreciated        Depreciated
       Fund                                        Appreciation        Securities         Securities
       ------------                                ------------      --------------      ------------
      Schwab S&P 500 Fund                          $1,470,926        $ 1,650,501         $ (179,575)
      Schwab 1000 Fund(R)                           2,745,347          2,892,973           (147,626)
      Schwab Small-Cap Index Fund(R)                   61,407            159,638            (98,231)
      Schwab International Index Fund(R)              169,394            195,369            (25,975)

At October 31, 1998 the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:
                                       Schwab                        Schwab
                                       S&P 500       Schwab 1000  International
         Capital Loss Expirations:      Fund            Fund       Index Fund
                                     -----------    -----------   -------------
         10/31/00                     $    --         $   354        $    --
         10/31/01                          --              --             --
         10/31/02                          --             935            140
         10/31/03                          --              --             --
         10/31/04                           5             844          1,743
         10/31/05                       2,152           2,606          1,837
         10/31/06                       5,731             650         11,905
                                     ----------      ----------   -------------
                                       $7,888          $5,389        $15,625
                                     ==========      ==========   =============
RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the Statements of Assets and Liabilities the following adjustments were made:

                                    Accumulated  Undistributed
                                    Net Realized Net Investment
    Fund                            Gain (Loss)     Income      Paid-In Capital
    ----                            ------------ -------------- ---------------
    Schwab S&P 500 Fund               $   --       $    3           $ (3)
    Schwab Small-Cap Index Fund           (2)          17            (15)
    Schwab International Index Fund      429         (404)           (25)

3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Capital Trust and the Investment Trust have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, the Schwab S&P 500 Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion of such net assets, and 0.31% of such assets in excess of $2 billion. the Schwab 1000 Fund(R) pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. The Schwab Small-Cap Index Fund(R) pays an annual fee, payable monthly of 0.50% of the first $300 million of average daily net assets and 0.45% of such net assets over $300 million. The Schwab International Index Fund(R) pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such net assets over $300 million. The Investment Adviser has reduced a portion of its fee for the six months ended April 30, 1999 (See Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Capital Trust and Investment Trust have transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services. for shareholder services provided, Schwab will receive from the Investor Shares, Select Shares and e.Shares(TM) an annual fee of 0.20%, 0.05% and 0.05%, respectively, of the average daily net assets of that class of shares. Schwab has reduced a portion of its fees for the six months ended April 30, 1999 (See Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Capital Trust and the Investment Trust are also officers and/or directors of the Investment Adviser and/or Schwab. During the six months ended April 30, 1999, the Capital Trust and the Investment Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the the "Act", as amended. The Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund incurred fees of $10, $11, $3 and $3 respectively, related to the Trusts' unaffiliated trustees.

OTHER AFFILIATED PARTIES AND TRANSACTIONS -- As of April 30, 1999, Schwab S&P 500 Fund, Schwab Small-Cap Index Fund, and Schwab International Index Fund, had outstanding shares of .5%, .5%, .2% and 1%; 9%, 7%, 2%, and 5%; and 11%, 7%, 2%
and 7%, respectively, owned by Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio respectively. The Schwab S&P 500 Fund and the Schwab 1000 Fund placed a portion of their respective portfolio transactions with Charles Schwab & Co., Inc., an affiliated broker. For the six months ended April 30, 1999, the commissions paid were $13 and $5, respectively.

INTERFUND TRANSACTIONS -- For the six months ended April 30, 1999, Schwab 1000 Fund and Schwab Small-Cap Index Fund engaged in purchase transactions with funds that have a common investment adviser, common trustees, and common officers. These purchases and sale transactions, made at current market value pursuant to Rule 17a-7 under the Act, were $51,819 and $51,819, respectively.
                                                                              95

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The Investment Adviser and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each class of shares will not exceed the percentages of the average daily net assets of that class of shares, after waivers and reimbursements, as shown below. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses, taxes, foreign taxes and capital items.

                                       Investor Shares  Select Shares  e.Shares
                                       ---------------  -------------  --------
 Schwab S&P 500 Fund                        0.35%           0.19%        0.28%
 Schwab 1000 Fund(R)                        0.46%           0.35%         N/A
 Schwab Small-Cap Index Fund(R)             0.49%           0.38%         N/A
 Schwab International Index Fund(R)         0.58%           0.47%         N/A

For the six months ended April 30, 1999, the total of such fees and expenses reduced by the Investment Adviser were $5,221, $755, $1,011 and $1,131 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively. The total of such fees reduced by Schwab were $1,659, $564, $22 and $30 for the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund, respectively.

5.  BORROWING AGREEMENTS
The Trusts have line of credit arrangements with PNC Bank N.A. and Bank of America NT & SA whereby the Trusts may borrow on behalf of the Schwab S&P 500 Fund and Schwab 1000 Fund, on a temporary basis, to fund shareholder redemptions. The Trusts may borrow in an aggregate amount of up to $100 million from PNC Bank N.A. and $100 million from Bank of America NT & SA. As of April 30, 1999, there were no borrowings made under these arrangements. The Trusts have line of credit arrangement with The Bank of New York whereby the Trusts may borrow on behalf of the Schwab S&P 500 Fund, Schwab 1000 Fund, Schwab Small-Cap Index Fund and Schwab International Index Fund an aggregate amount of up to $150 million, on a temporary basis, to fund shareholder redemptions. Amounts borrowed under these arrangements bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. As of April 30, 1999, there were no outstanding borrowings under this arrangement on behalf of the Funds.

6.  SECURITIES LENDING
The Schwab S&P 500 Fund, Schwab 1000 Fund(R), and Schwab Small-Cap Index Fund(R) loaned securities to certain brokers, dealers and other financial institutions who paid the Funds negotiated lenders' fees. The Fund received cash collateral, letters of credit, or U.S. Government securities against the loaned securities in an amount equal to 102% of the market value of the loaned securities at the inception of each loan. The loans were and at all times will be collateralized in an amount equal to at least 100% of the market value of the securities loaned.

                                             Market Value of
         Fund                               Securities Loaned      Collateral
         ----                               -----------------    ---------------
         Schwab S&P 500 Fund                   $683,849             $705,785
         Schwab 1000 Fund                       654,418              675,812
         Schwab Small-Cap Index Fund              3,396                3,540

7.  INVESTMENT TRANSACTIONS
Aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1999, were as follows:

                                                               Proceeds of Sales
         Fund                                  Purchases         and Maturities
         ----                                ----------------  -----------------
         Schwab S&P 500 Fund                  $1,732,460          $  61,663
         Schwab 1000 Fund                        978,700             92,701
         Schwab Small-Cap Index Fund             265,684            220,389
         Schwab International Index Fund          81,587              1,628

For the Schwab S&P 500 Fund and Schwab 1000 Fund, included in the aforementioned purchases of common stock are purchases of The Charles Schwab Corp., an affiliated issuer, with a current value as of April 30, 1999, of $25,602 and $23,802, respectively.


8.  EARLY WITHDRAWAL FEES
The early withdrawal fees are retained by the Funds and are treated as a contribution to capital.

                                 Early withdrawal fees on  Early withdrawal fees
  Fund                                redemption proceeds*     as of 4/30/99
  ----                           ------------------------  ---------------------
  Schwab 1000 Fund                         0.50%                  $595
  Schwab Small-Cap Index Fund              0.50%                   340
  Schwab International Index Fund          0.75%                    57


*Attributable to shares purchased and held less than 180 days.

9.  CAPITAL SHARE TRANSACTIONS
The Funds offer two classes of shares: Investor Shares and Select Shares,(TM) with the exception of Schwab S&P 500 Fund which offers a third class of shares: e.Shares.(TM) Shares of each class represent interest in the same portfolio of investments of the Funds. Transactions in capital shares for the period ended April 30, 1999 were as follows:
                                               Schwab S&P 500 Fund
                                     -------------------------------------------
                                       Six Months ended        Year ended
                                        April 30, 1999      October 31, 1998
                                     -------------------- ---------------------
                                      Shares    Dollars    Shares     Dollars
                                     --------  ---------- ---------  ----------
Investor Shares:
   Sold                                56,007  $1,076,691    84,045  $1,377,701
   Reinvested                             962      17,632       583       8,407
   Redeemed                           (34,916)   (683,243)  (36,297)   (589,636)
                                     --------  ---------- ---------  ----------
      Net Increase                    22,053   $  411,080    48,331  $  796,472
                                     --------  ---------- ---------  ----------

Select Shares:*
   Sold                                89,414  $1,731,571    89,528  $1,468,401
   Reinvested                             950      17,420       338       4,872
   Redeemed                           (25,741)   (499,218)  (33,515)   (545,494)
                                     --------  ---------- ---------  ----------
      Net Increase                     64,623  $1,249,773    56,351  $  927,779
                                     --------  ---------- ---------  ----------
e.Shares:
   Sold                                10,885  $  207,897    16,938  $  272,872
   Reinvested                             140       2,572        96       1,381
   Redeemed                            (7,389)   (141,034)   (9,873)   (157,989)
                                     --------  ---------- ---------  ----------
      Net Increase                      3,636  $   69,435     7,161  $  116,264
                                     --------  ---------- ---------  ----------
   Total increase from capital
     share transactions                90,312  $1,730,288   111,843  $1,840,515
                                     ========  ========== =========  ==========

                                                Schwab 1000 Fund(R)
                                     -------------------------------------------
                                       Six Months ended        Year ended
                                        April 30, 1999      October 31, 1998
                                     -------------------- ---------------------
                                      Shares    Dollars    Shares     Dollars
                                     --------  ---------- ---------  ----------
Investor Shares:
   Sold                                27,427  $  925,832    46,456  $1,340,936
   Reinvested                             913      29,333       985      25,237
   Redeemed                           (20,405)   (690,964)  (28,539)   (817,355)
                                     --------  ---------- ---------  ----------
      Net Increase                      7,935  $  264,201    18,902  $  548,818
                                     --------  ---------- ---------  ----------

Select Shares:*
   Sold                                23,356  $  787,343    22,937  $  662,266
   Reinvested                             328      10,536       170       4,347
   Redeemed                            (4,467)   (152,360)   (5,225)   (148,285)
                                     --------  ---------- ---------  ----------
      Net Increase                     19,217  $  645,519    17,882  $  518,328
                                     --------  ---------- ---------  ----------

   Total increase from capital
     share transactions                27,152  $  909,720    36,784  $1,067,146
                                     ========  ========== =========  ==========

* Select shares commenced operations on May 19, 1997.

                                           Schwab Small-Cap Index Fund(R)
                                     -------------------------------------------
                                       Six Months ended        Year ended
                                        April 30, 1999      October 31, 1998
                                     -------------------- ---------------------
                                      Shares    Dollars    Shares     Dollars
                                     --------  ---------- ---------  ----------
Investor Shares:
   Sold                                 9,349  $  147,184    15,575  $  272,822
   Reinvested                           1,825      27,892        82       1,410
   Redeemed                           (18,837)   (303,705)   (7,657)   (133,456)
                                     --------  ---------- ---------  ----------
      Net Increase (Decrease)          (7,663) $ (128,629)    8,000  $  140,776
                                     --------  ---------- ---------  ----------
Select Shares:*
   Sold                                16,882  $  273,687     8,319  $  145,043
   Reinvested                             553       8,447        20         334
   Redeemed                            (4,507)    (70,989)   (3,198)    (53,874)
                                     --------  ---------- ---------  ----------
      Net Increase                     12,928  $  211,145     5,141  $   91,503
                                     --------  ---------- ---------  ----------

   Total increase from capital
     share transactions                 5,265  $   82,516    13,141  $  232,279
                                     ========  ========== =========  ==========



                                         Schwab International Index Fund(R)
                                     -------------------------------------------
                                       Six Months ended        Year ended
                                        April 30, 1999      October 31, 1998
                                     -------------------- ---------------------
                                      Shares    Dollars    Shares     Dollars
                                     --------  ---------- ---------  ----------
Investor Shares:
   Sold                                 5,938  $   90,386    11,876  $  172,076
   Reinvested                             255       3,799       261       3,395
   Redeemed                            14,934)   (239,902)   (5,861)    (82,444)
                                     --------  ---------- ---------  ----------
      Net Increase (Decrease)          (8,741) $ (145,717)    6,276  $   93,027
                                     --------  ---------- ---------  ----------

Select Shares:*
   Sold                                15,616  $  250,501     4,284  $   61,174
   Reinvested                              61         904        41         540
   Redeemed                            (1,061)    (16,183)   (1,467)    (20,689)
                                     --------  ---------- ---------  ----------
      Net Increase                     14,616  $  235,222     2,858  $   41,025
                                     --------  ---------- ---------  ----------

   Total increase from capital
      share transactions                5,875  $   89,505     9,134  $  134,052
                                     ========  ========== =========  ==========

* Select shares commenced operations on May 19, 1997.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Total Stock Market Index Fund-TM-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

  INVESTMENT ADVISER
  Charles Schwab Investment Management, Inc.
  P.O. Box 7575, San Francisco, CA 94120-7575

  DISTRIBUTOR
  Charles Schwab & Co., Inc.
  101 Montgomery Street, San Francisco, CA 94104

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

  -C-1999 Charles Schwab & Co., Inc. All rights reserved.
  Member SIPC/NYSE.

  Printed on recycled paper. (0099-2264) MKT3810-1 (6/99)